      As filed with the Securities and Exchange Commission on July 18, 2003


                       1933 Act Registration No. 33-34929
                       1940 Act Registration No. 811-06110

                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933                 /X/
                    Pre-Effective Amendment No.                         / /
                    Post-Effective Amendment No. 26                     /X/

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940
                         Amendment No. 28                               /X/

                            WESTERN ASSET FUNDS, INC.
                (Formerly LM Institutional Fund Advisors I, Inc.)
               (Exact name of registrant as specified in charter)

                                100 Light Street
                            Baltimore, Maryland 21202
                    (Address of principal executive offices)

       Registrant's telephone number, including area code: (410) 539-0000

Name and address of agent for service:                Copy to:

MARC R. DUFFY, ESQ.                                   BRYAN CHEGWIDDEN, ESQ.
Legg Mason Wood Walker, Incorporated                  Ropes & Gray LLP
100 Light Street                                      45 Rockefeller Plaza
Baltimore, Maryland 21202                             New York, New York  10111

It is proposed that this filing will become effective:


/ /   Immediately upon filing pursuant to Rule 485(b)
/ /   On July ___, 2003, pursuant to Rule 485(b)
/ /   60 days after filing pursuant to Rule 485 (a)(1)
/ /   On August 1, 2003, pursuant to Rule 485 (a)(1)
/X/   75 days after filing pursuant to Rule 485(a)(2)
/ /   On           , 2003, pursuant to Rule 485(a)(2)


If appropriate, check the following box:

/ / This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

This post-effective amendment relates only to the Western Asset Limited Duration Bond Portfolio of the Registrant. No disclosure relating to any other series or class of the Registrant is amended or superseded hereby.

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                                   PROSPECTUS

                                 OCTOBER 1, 2003


WESTERN ASSET FUNDS, INC.
Western Asset Limited Duration Bond Portfolio


These securities have not been approved or disapproved by the Securities and Exchange Commission nor has the Securities and Exchange Commission passed upon the accuracy or adequacy of this prospectus. Any representation to the contrary is a criminal offense.

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                                TABLE OF CONTENTS

PROSPECTUS SUMMARY                                                      1

DESCRIPTION OF THE PORTFOLIO, ITS INVESTMENT OBJECTIVE
     AND PRINCIPAL INVESTMENT STRATEGIES                                1

PRINCIPAL RISKS                                                         2

PERFORMANCE INFORMATION                                                 6

FEES AND EXPENSES                                                       6

MANAGEMENT OF THE PORTFOLIO                                             6

PURCHASE OF SHARES                                                      8

DISTRIBUTION PLAN                                                      10

REDEMPTION OF SHARES                                                   10

EXCHANGE PRIVILEGE                                                     12

NET ASSET VALUE                                                        12

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS                            13

TAX INFORMATION                                                        13

FINANCIAL HIGHLIGHTS                                                   14

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PROSPECTUS SUMMARY

General


Western Asset Funds, Inc. ("Western Asset Funds") consists of the following portfolios: Western Asset U.S. Government Money Market Portfolio, Western Asset Money Market Portfolio, Western Asset Intermediate Bond Portfolio, Western Asset Intermediate Plus Bond Portfolio, Western Asset Core Bond Portfolio, Western Asset Core Plus Bond Portfolio, Western Asset Inflation Indexed Plus Bond Portfolio, Western Asset High Yield Portfolio, Western Asset Non-U.S. Opportunity Bond Portfolio, Western Asset Global Strategic Income Portfolio, Western Asset Enhanced Equity Portfolio and Western Asset Limited Duration Bond Portfolio. This prospectus relates to and offers shares of the Western Asset Limited Duration Bond Portfolio (the "Portfolio") only.


Manager and Adviser


Legg Mason Fund Adviser, Inc. (the "Manager") serves as the investment manager to the Portfolio. Western Asset Management Company ("Western Asset") serves as the investment adviser to the Portfolio. Western Asset is sometimes referred to as the "Adviser."


DESCRIPTION OF THE PORTFOLIO, ITS INVESTMENT OBJECTIVE AND PRINCIPAL INVESTMENT STRATEGIES

The investment objective and policies for the Portfolio are stated below. There is no assurance the Portfolio will meet its objective.


Western Asset Limited Duration Bond Portfolio
Adviser:     Western Asset
Objective:   Maximize total return, consistent with prudent investment
management and liquidity needs, by investing to obtain the average duration specified below

The Portfolio invests in a portfolio of fixed income securities of various maturities and, under normal market conditions, will invest at least 80% of its net assets in debt and fixed income securities. To achieve its objective, the Portfolio may invest in:

     -    U.S. Government obligations
     - corporate obligations ("corporate obligations" include preferred stock, convertible securities, zero coupon securities and pay-in-kind securities)
     -    inflation-indexed securities
     -    mortgage- and other asset-backed securities
     - U.S. dollar denominated obligations of non-U.S. issuers, including obligations of foreign governments, international agencies or supranational organizations
     - U.S. dollar-denominated fixed income securities of non-governmental domestic or foreign issuers
     -    municipal obligations
     -    variable and floating rate debt securities
     -    commercial paper and other short-term investments

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     -    certificates of deposit, time deposits and bankers' acceptances
     -    loan participations and assignments
     -    structured notes
     -    repurchase agreements

In addition, the Portfolio may also:

     - invest up to 25% of its total assets in the securities of foreign issuers
     - hold common stock or warrants received as the result of an exchange or tender of fixed income securities
     - invest in derivatives such as futures, options and swaps for both hedging and non-hedging purposes, including for purposes of enhancing returns
     -    buy or sell securities on a forward commitment basis
     -    lend its portfolio securities
     -    engage in foreign currency exchange transactions
     -    engage in reverse repurchase agreements
     -    borrow money for temporary or emergency purposes

The Portfolio may buy and sell investments relatively often, which involves higher brokerage commissions and other expenses, and may increase taxes payable by shareholders.

Although the Portfolio may invest in fixed income securities of any maturity, the target modified duration of the Portfolio is expected to range within 25% of the duration of its benchmark, the Merrill Lynch 1-3 Year Treasury Index. Therefore, the range within which the modified duration of the Portfolio is expected to fluctuate is 1-3 years, although this may vary. Modified duration measures the expected sensitivity of market price to changes in interest rates, taking into account the effects of structural complexities.

The Portfolio presently intends to limit its investments to U.S. dollar denominated securities. The Portfolio currently anticipates investing in debt securities that are rated investment grade (I.E., Baa/BBB or above) by at least one Nationally Recognized Statistical Rating Organization ("NRSRO") at the time of purchase, or if unrated, determined by the Adviser to be of comparable quality. The continued holding of securities downgraded below investment grade or, if unrated, determined by the Adviser to be of comparable quality, will be evaluated by the Adviser on a case by case basis.

Among the principal risks of investing in the Portfolio are Interest Rate Risk, Credit Risk, Call Risk, Special Risks of Mortgage-Backed and Asset-Backed Securities, Foreign Securities Risk, Borrowing Risk, Derivatives Risk, Hedging Risk and Liquidity Risk. Please see "Principal Risks" below for a discussion of these and other risks.


PRINCIPAL RISKS

In General

At any time, your investment in a mutual fund may be worth more or less than the price you originally paid for it. You may lose money by investing in the Portfolio because: (1) the value of the investments it owns changes, sometimes rapidly and unpredictably; (2) the Portfolio is not successful in reaching its goal because of its strategy or because it did not implement its strategy properly; or (3) unforeseen occurrences in the securities markets negatively affect the Portfolio.

The following risks apply to the Portfolio. You should read this section carefully before you invest in order to learn more about the Portfolio.




Foreign Securities Risk

Investments in foreign securities (including those denominated in U.S. dollars) involve certain risks not typically associated with investments in domestic issuers. The values of foreign securities are subject to economic and political developments in the countries and regions where the companies operate or are domiciled, or where the securities are traded, such as changes in

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economic or monetary policies, and to changes in exchange rates. Values may also be affected by restrictions on receiving the investment proceeds from a foreign country.

In general, less information is publicly available about foreign companies than about U.S. companies. Foreign companies are generally not subject to the same accounting, auditing and financial reporting standards as are U.S. companies.

Some securities issued by foreign governments or their subdivisions, agencies and instrumentalities may not be backed by the full faith and credit of the foreign government. Even where a security is backed by the full faith and credit of a foreign government, it may be difficult for the Portfolio to pursue its rights against a foreign government in that country's courts. Some foreign governments have defaulted on principal and interest payments.

In addition, the Portfolio's investments in foreign securities may be subject to the risk of nationalization or expropriation of assets, imposition of currency exchange controls or restrictions on the repatriation of foreign currency, confiscatory taxation, political or financial instability and adverse diplomatic developments. Dividends or interest on, or proceeds from the sale of, foreign securities may be subject to foreign withholding taxes, and special U.S. tax considerations may apply.




Interest Rate Risk

The Portfolio may be subject to interest rate risk, which is the possibility that the rates of interest income generated by the Portfolio's fixed income investments may decline due to a decrease in market interest rates and the market prices of the Portfolio's fixed income investments may decline due to an increase in market interest rates. Generally, the longer the maturity of a fixed-income security, the greater is the effect on its value when rates increase.

Certain securities pay interest at variable or floating rates. Variable rate securities reset at specified intervals, while floating rate securities reset whenever there is a change in a specified index rate. In most cases, these reset provisions reduce the effect of market interest rates on the value of the security. However, some securities do not track the underlying index directly, but reset based on formulas that can produce an effect similar to leveraging; others may also provide for interest payments that vary inversely with market rates. The market prices of these securities may fluctuate significantly when interest rates change.

Credit Risk


The Portfolio is also subject to credit risk, i.e., the risk that an issuer of securities will be unable to pay principal and interest when due, or that the value of the security will suffer because investors believe the issuer is less able to pay. This is broadly gauged by the credit ratings of the securities in which the Portfolio invests. However, ratings are only the opinions of the agencies issuing them and are not absolute guarantees as to quality. Not all securities are rated. Moody's Investors Service, Inc. considers debt securities rated Baa (in which the Portfolio may invest) to have speculative characteristics.


Not all U.S. government securities are backed by the full faith and credit of the United States. Some securities, such as securities issued by Freddie Mac, are backed only by the credit of the issuing agency or instrumentality. Accordingly, there is a risk of default on these securities.

Call Risk

Many fixed income securities, especially those issued at high interest rates, provide that the issuer may repay them early. Issuers often exercise this right when interest rates are low. Accordingly, holders of callable securities may not benefit fully from the increase in value that other fixed income securities experience when rates decline. Furthermore, the Portfolio reinvests the proceeds of the payoff at current yields, which are lower than those paid by the security that was paid off.

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Borrowing Risk

When the Portfolio is borrowing money or otherwise leveraging its portfolio, the value of an investment in the Portfolio will be more volatile and all other risks will tend to be compounded. This is because leverage tends to exaggerate the effect of any increase or decrease in the value of the Portfolio's holdings. The Portfolio may take on borrowing risk or similar risks by using reverse repurchase agreements, dollar rolls and other borrowings, by investing collateral from loans of portfolio securities, through the use of when-issued, delayed-delivery or forward commitment transactions or by using other derivatives. The use of leverage may also cause the Portfolio to liquidate positions when it may not be advantageous to do so to satisfy its obligations or meet segregation requirements.

Liquidity Risk

Liquidity risk exists when particular investments are difficult to sell. The Portfolio may not be able to sell these illiquid investments at the best prices. Investments in derivatives, foreign investments, restricted securities, securities having small market capitalization, and securities having substantial market and/or credit risk tend to involve greater liquidity risk.

Special Risks of Mortgage-Backed and Asset-Backed Securities

Mortgage-backed securities represent an interest in a pool of mortgages. When market interest rates decline, many mortgages are refinanced, and mortgage-backed securities are paid off earlier than expected. Prepayments may also occur on a scheduled basis or due to foreclosure. The effect on the Portfolio's return is similar to that discussed above for call risk.

When market interest rates increase, the market values of mortgage-backed securities decline. At the same time, however, mortgage refinancings and prepayments slow, which lengthens the effective maturities of these securities. As a result, the negative effect of the rate increase on the market value of mortgage-backed securities is usually more pronounced than it is for other types of fixed income securities, potentially increasing the volatility of the Portfolio.

Asset-backed securities are structured like mortgage-backed securities, but instead of mortgage loans or interests in mortgage loans, the underlying assets may include such items as motor vehicle installment sales or installment loan contracts, leases of various types of real and personal property, and receivables from credit card agreements. The ability of an issuer of asset-backed securities to enforce its security interest in the underlying assets may be limited. Asset-backed securities are subject to many of the same risks as mortgage-backed securities.

At times, some of the mortgage-backed and asset-backed securities in which the Portfolio may invest will have higher than market interest rates and therefore will be purchased at a premium above their par value. Prepayments may cause losses on securities purchased at a premium. Unscheduled prepayments, which are made at par, will cause the Portfolio to experience a loss equal to any unamortized premium.




Derivatives Risk

The Portfolio may engage in a variety of transactions using "derivatives," such as futures, options, warrants and swaps. Derivatives are financial instruments whose value depends upon, or is derived from, the value of something else, such as one or more underlying investments, indexes or currencies. Derivatives may be traded on organized exchanges, or in individually negotiated transactions with other parties (these are known as "over the counter" derivatives). The Portfolio may use derivatives both for hedging and non-hedging purposes, including for purposes of enhancing returns. Although the Adviser has the flexibility to make use of derivatives, it may choose not to for a variety of reasons, even under very volatile market conditions.

Derivatives involve special risks and costs and may result in losses to the Portfolio. The successful use of derivatives requires sophisticated management, and, to the extent that derivatives are used, the Portfolio will depend on the Adviser's ability to

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analyze and manage derivatives transactions. The prices of derivatives may move in unexpected ways, especially in abnormal market conditions. Some derivatives are "leveraged" and therefore may magnify or otherwise increase investment losses to the Portfolio. The Portfolio's use of derivatives may also increase the amount of taxes payable by shareholders.

Other risks arise from the potential inability to terminate or sell derivatives positions. A liquid secondary market may not always exist for the Portfolio's derivatives positions at any time. In fact, many over-the-counter instruments will not be liquid. Over-the-counter instruments also involve the risk that the other party will not meet its obligations to the Portfolio.

Swap agreements will tend to shift the Portfolio's investment exposure from one type of investment to another. For example, if the Portfolio agrees to exchange payments in U.S. dollars for payments in foreign currency, the swap agreement would tend to decrease the Portfolio's exposure to U.S. interest rates and increase its exposure to foreign currency and interest rates.

Hedging Risk

The decision as to whether and to what extent a Portfolio will engage in hedging transactions to hedge against such risks as credit risk, currency risk and market risk will depend on a number of factors, including prevailing market conditions, the composition of the Portfolio and the availability of suitable transactions. Accordingly, there can be no assurance that the Portfolio will engage in hedging transactions at any given time or from time to time or that any such strategies, if used, will be successful. Hedging transactions involve costs and may result in losses.

Turnover

The length of time the Portfolio has held a particular security is not generally a consideration in investment decisions. A change in the securities held by the Portfolio is known as "portfolio turnover." As a result of the Portfolio's investment policies, under certain market conditions the Portfolio's turnover rate may be higher than that of other mutual funds. Portfolio turnover generally involves some expense to the Portfolio, including brokerage commissions or dealer mark-ups and other transaction costs on the sale of securities and reinvestment in other securities. These transactions may result in realization of taxable capital gains. Higher portfolio turnover rates, such as those above 100%, are likely to result in higher brokerage commissions or other transaction costs and could give rise to a greater amount of taxable capital gains.

Risks Associated with Other Policies the Portfolio May Pursue

In addition to the investment strategies described above, the Portfolio may also make other types of investments, and therefore may be subject to other risks. Some of these risks are described in the Portfolio's Statement of Additional Information ("SAI"). The terms "debt," "bonds" and "fixed income securities" are used in this Prospectus interchangeably, and, where used, are not intended to be limiting.

At times the Adviser may judge that market conditions make pursuing the Portfolio's investment strategies inconsistent with the best interests of its shareholders. The Adviser then may temporarily use alternative strategies that are mainly designed to limit the Portfolio's losses. Although the Adviser has the flexibility to use these strategies, it may choose not to for a variety of reasons, even in very volatile market conditions. These strategies may cause the Portfolio to miss out on investment opportunities, and may prevent the Portfolio from achieving its goal. In addition, the Adviser may also keep a portion of the Portfolio's assets in cash for temporary or defensive purposes, in order to meet redemption requests or for investment purposes.


The Directors may change the Portfolio's investment objective, investment strategies and other policies without shareholder approval.

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PERFORMANCE INFORMATION


SEC rules do not require performance charts and tables for the Portfolio because it has been in operation for less than a full calendar year.


FEES AND EXPENSES

The following table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio.

Expenses are based on estimated amounts for the current fiscal year.

The example below the table is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The examples also assume that your investment has a 5% return each year and that the Portfolio's operating expenses remain the same. Your actual costs may be higher or lower.

Western Asset Limited Duration Bond Portfolio

                                                     INSTITUTIONAL CLASS    FINANCIAL INTERMEDIARY CLASS
                                                     -------------------    ----------------------------
SHAREHOLDER FEES
(Fees paid directly from your investment)                    None                      None

ANNUAL FUND OPERATING EXPENSES
(Expenses deducted from Portfolio assets)
Management Fees                                              0.35%                     0.35%
Distribution (12b-1) Fees*                                   None                      0.25%
Other Expenses                                               0.15%                     0.15%
                                                          -------                   -------
Total Annual Fund Operating Expenses                         0.50%                     0.75%
                                                          =======                   =======
Expense Reimbursement/Waiver                                (0.10)%                   (0.10)%
                                                          =======                   =======
Net Expenses**                                               0.40%                     0.65%
                                                          =======                   =======
Examples
1 Year                                                    $    51                   $    77
3 Years                                                   $   160                   $   240

*The 12b-1 fees shown in the table reflect the amount to which the Directors have currently limited payments under the Portfolio's Distribution Plan. Pursuant to the Portfolio's Distribution Plan, the Directors may increase the 12b-1 fees to 0.40% of average net assets without shareholder approval.

**The Manager is contractually obligated to limit Portfolio expenses to the level shown through August 1, 2004.

MANAGEMENT OF THE PORTFOLIO

General

Western Asset Funds, Inc. is an open-end management investment company comprised of a variety of separate investment portfolios. Western Asset Funds, Inc. was incorporated in Maryland on May 16, 1990.

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Board of Directors

There are currently eight Directors of the Western Asset Funds, two of whom are "interested persons" (as defined in the Investment Company Act) of the Western Asset Funds and six of whom are not "interested persons." The names and business addresses of the Directors and officers of the Western Asset Funds and their principal occupations and other affiliations during the past five years are set forth under "Management of the Portfolio" in the SAI.

Subject to the general supervision of the Board of Directors, the Manager is responsible for managing, either directly or through others hired for these purposes, the investment activities of the Portfolio and the Portfolio's business affairs and other administrative matters.

Manager and Adviser

The Portfolio is managed by the Manager. The Portfolio pays the Manager a monthly fee based on the average net assets of the Portfolio at an annual rate of 0.35% (prior to any waivers or reimbursements).

The Manager is a Maryland corporation formed on January 20, 1982, and is a wholly owned subsidiary of Legg Mason, Inc., a financial services holding company. The Manager's address is 100 Light Street, Baltimore, Maryland 21202.

In order to assist in carrying out its investment advisory responsibilities, the Manager has retained the Adviser to render advisory services to the Portfolio. The Manager pays the fee of the Adviser.


To the extent the Manager receives a management fee after taking into account its contractual obligation to limit expenses as discussed in "Fees and Expenses" above, the Manager will pay to the Adviser the entire management fee it receives from the Portfolio.


Western Asset. Western Asset, established in 1971 and now a wholly owned subsidiary of Legg Mason, Inc., acts as investment adviser to institutional accounts, such as corporate pension plans, mutual funds and endowment funds. Total assets under management by Western Asset were approximately $____ billion as of August 31, 2003. The address of Western Asset is 117 East Colorado Boulevard, Pasadena, CA 91105.

Expense Limitations

The Manager has, until August 1, 2004, contractually agreed to waive its fees and/or reimburse the Portfolio to the extent the Portfolio's expenses (exclusive of taxes, interest, deferred organization expenses, brokerage and extraordinary expenses) for any class exceed the annual rate set forth in the Fees and Expenses section. Any amounts waived or reimbursed in a particular fiscal year will be subject to repayment by the Portfolio to the Manager to the extent that from time to time during the next three fiscal years the repayment will not cause the Portfolio's expenses to exceed the limit, if any, agreed to by the Manager at that time.

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Portfolio Managers


Western Asset does not employ individual portfolio managers to determine the investments of a Portfolio. Instead, the day-to-day management of the Portfolio's investments will be the responsibility of the Western Asset Investment Strategy Group.


Expenses

The Portfolio pays its share of all expenses that are not assumed by the Manager, the Adviser or other parties, including Directors', auditing, legal, custodial, transfer agency and distribution fees (which are in turn allocated to the Financial Intermediary Class of shares).

PURCHASE OF SHARES

The Portfolio offers two classes of shares: Institutional Class and Financial Intermediary Class. Shares in the Financial Intermediary Class bear a 12b-1 fee. See "Distribution Plan" below for more information.

Initial Investment

Prior to or concurrent with the initial purchase of shares in the Portfolio, each investor must open an account for the Portfolio by completing and signing an Application and mailing it to Legg Mason Institutional Funds at the following address: P.O. Box 17635, Baltimore, Maryland 21297-1635. The Portfolio has established minimum investment criteria that vary depending upon which class of shares you wish to purchase. For Institutional Class shares, investors must have at least $50 million in investable assets and invest in the aggregate at least $1 million in the portfolios of Western Asset Funds, Inc. For Financial Intermediary Class shares, investors must have at least $30 million in investable assets and invest in the aggregate at least $1 million in the portfolios of Western Asset Funds, Inc. Shares of the Portfolio may also be purchased by the Directors of the Portfolio and employees of Western Asset and their immediate families notwithstanding the foregoing requirements. The Portfolio reserves the right to revise the minimum investment requirement and may waive it at its sole discretion.

In addition, investors also may purchase Institutional and Financial Intermediary Class shares through banks, brokers, dealers, insurance companies and other financial intermediaries that offer their clients the ability to purchase shares through investment programs such as (i) fee-based advisory programs, (ii) employee benefit plans like 401(k) retirement plans, and (iii) mutual fund supermarkets. Shareholders of the Institutional and Financial Intermediary Class should contact their financial intermediary for information regarding the financial intermediary's policies on purchasing, exchanging, and redeeming fund shares as well as initial and subsequent investment minimums and any fees associated with the purchase and redemption of shares. This Prospectus should be read by customers of the financial intermediaries in connection with any such information received from the financial intermediaries. Any fees, charges, or requirements imposed by financial intermediaries will be in addition to the fees and requirements of this Prospectus.

A purchase order, together with payment in one of the forms described in the following paragraphs, received by Boston Financial Data Services (the "Transfer Agent" or "BFDS") prior to the close of regular trading on the New York Stock Exchange (ordinarily 4:00 p.m., Eastern time) ("close of the Exchange") will be effected at that day's net asset value. An order received after the close of the Exchange will generally be effected at the net asset value determined on the next business day. However, orders received by certain retirement plans and other financial intermediaries by the close of the Exchange and communicated to the Transfer Agent by 9:00 a.m., Eastern time, on the following business day will be effected at the net asset value determined on the prior business day.


Purchases of shares can be made by wiring federal funds to State Street Bank and Trust Company. Before wiring federal funds, the investor must first telephone the Portfolio at 1-888-425-6432 to receive instructions for wire transfer. On the telephone, the following information will be required: shareholder name; name of the person authorizing the transaction; shareholder account number; name of the Portfolio and class of shares to be purchased; amount being wired; and name of the wiring bank.

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Funds should be wired through the Federal Reserve System to:

State Street Bank and Trust Company
ABA #011-000-028
DDA #99046096
Legg Mason Institutional Funds - [Name of Portfolio]
[Insert your account name and number]


The wire should state that the funds are for the purchase of shares of the Portfolio and share class and include the account name and number.

Dividends will begin to accrue on the first business day following the day payment in federal funds is received by the Transfer Agent.

Shares may also be purchased and paid for by the contribution of eligible portfolio securities, subject in each case to approval by the Manager. Approval will depend on, among other things, the nature and quality of the securities offered and the current needs of the Portfolio. Securities offered in payment for shares will be valued in the same way and at the same time the Portfolio values its portfolio securities for purposes of determining net asset value. (See "Net Asset Value" below.) Investors who wish to purchase Portfolio shares through the contribution of securities should contact the Portfolio at 1-888-425-6432 for instructions. Investors should also realize that at the time of contribution they may be required to recognize a gain or loss for tax purposes on securities contributed. The Portfolio has full discretion to reject any securities offered as payment for shares.

As described below, the Portfolio may offer Financial Intermediary Class shares that are offered primarily through financial intermediaries. The Portfolio may pay financial intermediaries for their services out of that class's assets pursuant to the class's distribution plan or otherwise. Legg Mason Wood Walker, Incorporated ("LMWW") and its affiliates (including the Manager and the Adviser) may also from time to time, at their own expense, make payments to financial intermediaries that sell shares of the Portfolio or to other parties in connection with the sale of shares. If investors effect transactions through a broker or agent, investors may be charged a fee by that broker or agent.

Any shares purchased or received as a distribution will be credited directly to the investor's account.

Additional Investments

Additional investments may be made at any time at the relevant net asset value for that class by following the procedures outlined above. Investors should always furnish a shareholder account number when making additional purchases.

Other Purchase Information

Purchases will be made in full and fractional shares. In the interest of economy and convenience, certificates for shares will not be issued.

The Portfolio and LMWW, the Portfolio's Distributor, reserve the right, in their sole discretion, to request additional documents and information from investors in connection with purchase orders; to suspend the offering of shares or to reject any purchase order, in whole or in part, when, in the judgment of management, such suspension or rejection is in the best interests of the Portfolio; to waive the minimum initial investment for certain investors; and to redeem shares if information provided in the Application should prove to be incorrect in any manner judged by the Portfolio to be material (e.g., in a manner such as to render the shareholder ineligible to purchase shares of the Portfolio). The Portfolio may suspend the offering of shares at any time and resume it at any time thereafter.

Shares of the Portfolio may not be qualified or registered for sale in all States. Prospective investors should inquire as to whether shares of the Portfolio are available for offer and sale in their State of residence. Shares of the Portfolio may not be offered or sold in any State unless registered or qualified in that jurisdiction or unless an exemption from registration or qualification is available.

Purchases and sales of Portfolio shares should be made for long-term investment purposes only. The Portfolio reserves the right to restrict purchases of shares (including exchanges) when it determines that a pattern of frequent purchases and sales made in response to short-term fluctuations in share price appears evident.

Retirement Plans

Shares of the Portfolio are available for purchase by retirement plans, including 401(k) plans and 403(b) plans. The administrator of a plan or employee benefits office can provide participants or employees with detailed information on how to participate in the plan and how to elect the Portfolio as an investment option. Participants in a retirement or savings plan may be permitted to elect different investment options, alter the amounts contributed to the plan, or change how contributions are allocated among investment options in accordance with the plan's specific provisions.

The plan administrator or employee benefits office should be consulted for details. For questions about participant accounts, participants should contact their employee benefits office, the plan administrator, or the organization that provides recordkeeping services for the plan. Investors who purchase shares through retirement plans should be aware that the plan administrator may aggregate purchase and redemption orders of participants in the plan. Therefore, there may be a delay between the time the investor places an order with the plan administrator and the time the order is forwarded to the Transfer Agent for execution.

Account Registration Changes

Changes in registration or account privileges may be made in writing to the Portfolio. Signature guarantees may be required. See "Signature Guarantee" below. All correspondence must include the account number and must be sent to:

Legg Mason Institutional Funds
P.O. Box 17635
Baltimore, Maryland 21297-1635

DISTRIBUTION PLAN


The Board of Directors has adopted a Distribution Plan pursuant to Rule 12b-1 under the Investment Company Act with respect to shares of the Financial Intermediary Class of the Portfolio. Under the terms of the Plan, the Portfolio is permitted to pay, out of the assets of the Financial Intermediary Class of the Portfolio, fees in an amount up to 0.40% on an annual basis of the average daily net assets of that class to LMWW, financial intermediaries and other parties that provide services in connection with or are otherwise involved in the distribution of shares or administration of plans or programs that use Portfolio shares as their funding medium, and to reimburse certain other expenses and payments. Payments under the Plan are currently limited to 0.25% of average daily net assets. Because the fees are paid out of the Portfolio's assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges. For more information regarding the Plan and its terms, see the SAI.


REDEMPTION OF SHARES

Portfolio shares may be redeemed through three methods: (1) by sending a written request for redemption to Legg Mason Institutional Funds, Inc. at P.O. Box 17635, Baltimore, Maryland 21297-1635; (2) by calling Legg Mason Institutional Funds at 1-888-425-6432; or (3) by wire communication with the Transfer Agent. In each case, the investor should first notify Legg Mason Institutional Funds at 1-888-425-6432 of the intention to redeem. No charge is made for redemptions. Shareholders who wish to be able to redeem by telephone or wire communication must complete an authorization form in advance. Redemptions over $10,000,000 may be initiated by telephone, but must be confirmed in writing prior to processing.

Upon receipt of a request for redemption as described below (a request "in good order") before the close of the Exchange on any day when the Exchange is open, the Transfer Agent will redeem Portfolio shares at that day's net asset value per share. Requests for redemption received by the Transfer Agent after the close of the Exchange will be executed at the net asset value next determined. However, orders received by certain retirement plans and other financial intermediaries by the close of the Exchange and communicated to the Transfer Agent by 9:00 a.m., Eastern time, on the following business day will be effected at the net asset value determined on the prior business day. The Portfolio may refuse to effect redemption requests during periods permitted by federal securities laws.

Requests for redemption should indicate:

  1) The number of shares or dollar amount to be redeemed and the investor's shareholder account number;

  2) The investor's name and the names of any co-owner of the account, using exactly the same name or names used in establishing the account;

  3) Proof of authorization to request redemption on behalf of any co-owner of the account (please contact the Portfolio for further details); and

  4) The name, address, and account number to which the redemption payment should be sent.

Payment of the redemption price normally will be made by wire one business day after receipt of a redemption request in good order. However, the Portfolio reserves the right to postpone the payment date when the Exchange is closed, when trading is restricted, or during other periods as permitted by federal securities laws, or to take up to seven days to make payment upon redemption if the Portfolio could be adversely affected by immediate payment. Redemption proceeds may also be paid in-kind at the discretion of the Portfolio. Shareholders who receive a redemption in-kind may incur costs to dispose of such securities. In addition, depending upon the circumstances, a shareholder may incur additional tax liability upon the sale of securities received in a redemption in kind.

Other supporting legal documents, such as copies of the trust instrument or power of attorney, may be required from corporations or other organizations, fiduciaries or persons other than the shareholder of record making the request for redemption or repurchase. If you have a question concerning the sale or redemption of shares, please contact Legg Mason Institutional Funds by calling 1-888-425-6432.

The Portfolio may elect to close any shareholder account when the current value of the account is less than $1 million due to redemptions or exchanges by the shareholder by redeeming all of the shares in the account and mailing the proceeds to the investor. If the Portfolio elects to redeem the shares in an account, the shareholder will be notified that the account is below $1 million and will be allowed 30 days in which to make an additional investment in order to avoid having the account closed. Shares will be redeemed at the net asset value calculated on the day of redemption. The Portfolio may change the $1 million minimum account balance from time to time without notice to shareholders.

Signature Guarantee

When a signature guarantee is called for, the shareholder should have "Signature Guaranteed" stamped under his or her signature and guaranteed by any of the following entities: U.S. banks, foreign banks having a U.S. correspondent bank, credit unions, savings associations, U.S. registered dealers and brokers, municipal securities dealers and brokers, government securities dealers and brokers, national securities exchanges, registered securities associations and clearing agencies (each an "Eligible Guarantor Institution"). The Portfolio and its agents reserve the right to reject any signature guarantee pursuant to written signature guarantee standards or procedures, which may be revised in the future to permit them to reject signature guarantees from Eligible Guarantor Institutions that do not, based on credit guidelines, satisfy such written standards or procedures. The Portfolio may change the signature guarantee requirements from time to time without prior notice to shareholders.

A signature guarantee will be required for the following situations:

   - Remitting redemption proceeds to any person, address or bank account not on record.
   - Making changes to the account registration after the account has been opened.
   -   Transferring shares to another Portfolio with a different registration.

EXCHANGE PRIVILEGE

Shareholders in the Portfolio may exchange their shares for shares of the same class of any of the other portfolios of Western Asset Funds, Inc., provided that the shares of that class are being offered at the time of the proposed exchange. Investments by exchange among any of the portfolios of Western Asset Funds, Inc. are made at the per share net asset values next determined after the order for exchange is received in good order.

The exchange privilege is not intended as a vehicle for short-term trading. Excessive exchange activity may interfere with portfolio management and have an adverse effect on all shareholders. In order to limit excessive exchange activity and in other circumstances where the Portfolio believes doing so would be in its best interest, the Portfolio reserves the right to revise or terminate the exchange privilege without notice to the extent permitted by applicable law, limit the amount or number of exchanges or reject any exchange. For further information concerning the exchange privilege, or to make an exchange, please contact the Legg Mason Institutional Funds at 1-888-425-6432.

NET ASSET VALUE

Net asset value per share of each class of shares is determined daily for the Portfolio as of the close of regular trading on the Exchange, on every day the Exchange is open. The Exchange is normally closed on all national holidays and Good Friday. To calculate the Portfolio's Institutional Class or Financial Intermediary Class share price, the Portfolio's assets attributable to that class of shares are valued and totaled, liabilities attributable to that class of shares are subtracted, and the resulting net assets are divided by the number of shares outstanding for that class.


Portfolio securities and other assets for which market quotations are readily available are valued at current market value as determined by pricing services, broker-dealer quotations or other approved methods. Money market instruments with remaining maturities of 60 days or less are generally valued at amortized cost. Unless certain unusual circumstances occur (including those described in the following paragraph), fixed income securities for which daily market quotations are not readily available will, to the extent appropriate under the circumstances, be valued with reference to fixed income securities whose prices are more readily available and whose durations are comparable to those of the securities being valued.


Other assets and securities for which no quotations are readily available are valued at fair value as determined in good faith by the Directors or persons acting at their direction. The values of investments quoted in foreign currencies are translated into U.S. dollars at current exchange rates or at such other rates as the Directors or persons acting at their direction may determine. Because of time zone differences, foreign exchanges and securities markets and foreign currency markets will usually be closed prior to the time of the closing of the Exchange. The principal markets for fixed income securities also generally close prior to the close of the Exchange. Consequently, values of foreign investments and fixed income securities will be determined as of the earlier closing of such exchanges and markets. However, events affecting the values of such foreign investments and fixed income securities may occasionally occur between the earlier closings of such exchanges and markets and the closing of the Exchange that will not be reflected in the computation of the net asset value. If an event that is likely, in the judgment of the Portfolio's Valuation Committee, materially to affect the value of such investments occurs during such period, then such investments will be valued at fair value as determined in good faith by the Directors or persons acting at their direction. This will also be true of currency rates to the extent the Portfolio uses currency rates established prior to the close of the Exchange. In addition, if the Portfolio holds investments that are primarily listed on foreign exchanges that trade on days when the Exchange is not open, the net asset value of the Portfolio's shares may be subject to change on days when shareholders will not be able to purchase or redeem the Portfolio's shares.

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS


The Portfolio declares as a dividend at the close of regular trading on the Exchange each business day, to shareholders of record as of the close of the Exchange that day, substantially all of its net investment income since the prior business day's dividend. The Portfolio pays dividends monthly. Distributions of net realized capital gains are made annually.


Shareholders may elect to receive dividends and distributions in one of four ways:

  1) Receive both dividends and other distributions in shares of the same class of the Portfolio;

  2) Receive dividends in cash and other distributions in shares of the same class of the Portfolio;

  3) Receive dividends in shares of the same class of the Portfolio and other distributions in cash; or

  4) Receive both dividends and other distributions in cash.

If no election is made, both dividends and other distributions are credited to a shareholder's Portfolio account in shares (of the same class as the shares already held) at the net asset value of the shares determined as of the close of the Exchange on the reinvestment date.


Reinvestment of dividends and other distributions occurs on the payment date. A shareholder who redeems all shares in the Portfolio will receive all dividends and other distributions declared for that monthly cycle prior to the redemption date (i.e., all dividends and other distributions from the first day of that monthly cycle, if invested on that first day, to the date of the redemption). An election to receive dividends or other distributions in cash rather than additional shares may be made by notifying Legg Mason Institutional Funds in writing.


The Directors reserve the right to revise the dividend policy or postpone the payment of dividends if warranted in their judgment due to unusual circumstances, such as an unexpected large expense, loss or fluctuation in net asset value.

TAX INFORMATION

The Portfolio intends to qualify or continue to qualify as a "regulated investment company" for federal income tax purposes and to meet all other requirements necessary for it to be relieved of federal taxes on income and gains it distributes to shareholders. The Portfolio will distribute substantially all its net investment income and net realized capital gains to its shareholders on a current basis. Early each year, the Portfolio will notify its shareholders of the amount and tax status of distributions paid during the prior year.

Distributions from the Portfolio (whether paid in cash or reinvested in shares of the Portfolio) will generally be taxable to shareholders (other than qualified retirement plans and other tax-exempt investors) as ordinary income to the extent derived from the Portfolio's investment income and net short-term gains. Portfolio distributions of net capital gains (the excess of net gains from capital assets held for more than one year over net losses from capital assets held for not more than one year) and, in the case of shareholders who are individuals, distributions of investment income designated as derived from qualified dividend income will be taxable as long-term capital gain (generally at a maximum rate of 15% for non-corporate shareholders, through December 31,
2008), provided certain requirements are met. Because the Portfolio invests primarily in fixed income securities, it is not expected that any significant portion of distributions will be derived from qualified dividend income. If a dividend or distribution is made shortly after a shareholder purchases shares in the Portfolio, while in effect a return of capital to the shareholder, the dividend or distribution is taxable as described above.

Special tax rules apply to investments through defined contribution plans and other tax-qualified plans. Shareholders should consult their tax advisers to determine the suitability of shares of the Portfolio as an investment through such plans and the precise effect of an investment on their particular tax situations.

The Portfolio's investments in foreign securities may be subject to withholding taxes at the source on dividend or interest payments. In that case, the Portfolio's yield on those securities would be decreased. Shareholders may be entitled to claim a credit or deduction with respect to foreign taxes. In addition, the Portfolio's investments in foreign securities may increase or accelerate the Portfolio's recognition of ordinary income and may affect the timing or amount of the Portfolio's distributions.

In addition to income tax on the Portfolio's distributions, any gain that results from a sale (other than by an IRA or other tax exempt investor) of Portfolio shares will generally be subject to federal income tax. An exchange of shares generally will be treated as a sale of Portfolio shares for these purposes and any gain on those shares will generally be subject to federal income tax.

Investments in certain debt obligations, including obligations issued at a discount may cause the Portfolio to recognize taxable income in excess of the cash generated by such obligations. Thus the Portfolio could be required at times to liquidate other investments, including when it is not advantageous to do so, in order to satisfy its distribution requirements.

Under recently enacted Treasury regulations, if a shareholder realizes a loss on disposition of the Portfolio's shares of $2 million or more for an individual shareholder or $10 million or more for a corporate shareholder, the shareholder must file with the Internal Revenue Service a disclosure statement on Form 8886. Direct shareholders of securities are in many cases excepted from this reporting requirement, but under current guidance, shareholders of a regulated investment company are not excepted. Future guidance may extend the current exception from this reporting requirement to shareholders of most or all regulated investment companies (such as the Portfolio).

The foregoing is a summary of certain federal income tax consequences of investing in the Portfolio. Shareholders are urged to consult their tax advisers with respect to the effects of their investments on their particular tax situations (including possible liability for foreign, state and local taxes).

FINANCIAL HIGHLIGHTS


Because the Portfolio was not in existence on March 31, 2003, it has no financial highlights for the period ended on that date.

WESTERN ASSET FUNDS, INC.

Investment Manager
Legg Mason Fund Adviser, Inc.
P.O. Box 17635
Baltimore, Maryland 21297-1635
1-888-425-6432

Custodian                               Transfer Agent
State Street Bank and Trust Co.         Boston Financial Data Services
P.O. Box 1713                           P.O. Box 953
Boston, Massachusetts 02105             Boston, Massachusetts 02103

Counsel
Ropes & Gray LLP
45 Rockefeller Plaza
New York, New York 10111

Independent Accountants
PricewaterhouseCoopers LLP
250 W. Pratt Street
Baltimore, Maryland 21201

Distributor
Legg Mason Wood Walker, Incorporated
100 Light Street
P.O. Box 1476
Baltimore, Maryland 21203-1476

For investors who want more information about Western Asset Funds, Inc., the following document is available upon request.




Statement of Additional Information
The SAI contains additional detailed information about the Portfolio and is incorporated by reference into (is legally part of) this prospectus.

Investors can receive free copies of the SAI, request other information about the Portfolio and make shareholder inquiries by calling 1-888-425-6432 or by visiting us on the Internet via http://www.lminstitutionalfunds.com.

Information about the Portfolio, including the SAI, can be reviewed and copied at the SEC's public reference room in Washington, D.C. Information on the operation of the public reference room may be obtained by calling the SEC at 1-202-942-8090. Reports and other information about the Portfolio are available on the EDGAR database on the SEC's Internet site at http://www.sec.gov. Investors may also obtain information about the Portfolio by making an electronic request at: publicinfo@sec.gov or by writing to: SEC, Public Reference Section, Washington, D.C. 20549-0102. A fee will be charged for making copies.

The Investment Company Act file number for Western Asset Funds, Inc. is
811-06110.

                            WESTERN ASSET FUNDS, INC.

                  WESTERN ASSET LIMITED DURATION BOND PORTFOLIO

                       STATEMENT OF ADDITIONAL INFORMATION

                                 October 1, 2003


Western Asset Funds, Inc. (the "Corporation") is an open-end management investment company. The Corporation currently consists of twelve separate professionally managed investment portfolios. This Statement of Additional Information ("SAI") relates only to the Western Asset Limited Duration Bond Portfolio (the "Portfolio").

This SAI is not a prospectus and should be read in conjunction with the Prospectus for the Portfolio, dated October 1, 2003, which has been filed with the Securities and Exchange Commission ("SEC"). Copies of the Portfolio's Prospectus are available without charge from Legg Mason Institutional Funds at 1-888-425-6432.

                                Table of Contents

Definitions                                                                            3
Additional Information About Investment Limitations and Policies                       4
Additional Information About Securities, Investment Techniques and Related Risks       6
Valuation of Portfolio Shares                                                         35
Management of the Portfolio                                                           35
Proxy Voting Policies and Procedures                                                  45
Purchases and Redemptions                                                             45
Exchange Privilege                                                                    46
Portfolio Transactions and Brokerage                                                  46
Additional Tax Information                                                            47
Other Information                                                                     51

DEFINITIONS


"Adviser" means the investment advisory firm that manages the Portfolio's assets. Western Asset is the Adviser.


"Code" means the Internal Revenue Code of 1986, as amended.


"Distributor" means the party that is responsible for the distribution or sale of the Portfolio's shares. Legg Mason is the Portfolio's Distributor.


"Exchange" means the New York Stock Exchange.

"Fundamental Investment Limitation" means an investment limitation of the Portfolio that may be changed only with the affirmative vote of the lesser of
(a) more than 50% of the outstanding shares of the Portfolio or (b) 67% or more of the shares of the Portfolio present at a shareholders' meeting if more than 50% of the outstanding shares of the Portfolio are represented at the meeting in person or by proxy. Only those policies or limitations expressly designated as such are fundamental investment limitations. All other policies and restrictions may be changed without shareholder approval.

"Independent Director" means a Director of the Corporation who is not an "interested person" (as defined in the 1940 Act) of the Corporation.

"Legg Mason" means Legg Mason Wood Walker, Incorporated.

"Manager" means Legg Mason Fund Adviser, Inc., 100 Light Street, Baltimore, MD 21202.

"1940 Act" means the Investment Company Act of 1940, as amended.

"NRSROs" means nationally recognized (or foreign) statistical rating organizations, including Moody's Investors Service, Inc. ("Moody's"), Fitch, Inc. and Standard & Poor's ("S&P").




"Plan" means the Portfolio's Distribution and Shareholder Services Plan.

"SEC" means the Securities and Exchange Commission.

"12b-1 Director" means a Director of the Corporation who is an Independent Director and who has no direct or indirect financial interest in the operation of the Portfolio's Plan or any agreements related to the Plan (including the Corporation's Underwriting Agreement).


"WAML" means Western Asset Management Company Limited, 155 Bishopsgate, London, England. WAML is the investment adviser to the following portfolios of the
Corporation: the Western Asset Non-U.S. Opportunity Bond Portfolio and to the non-U.S. portion of the Western Asset Intermediate Plus Bond Portfolio, the Western Asset Core Plus Bond Portfolio, the Western Asset Inflation Indexed Plus Bond Portfolio and the Western Asset Global Strategic Income Portfolio.



"Western Asset" means Western Asset Management Company, 117 East Colorado Boulevard, Pasadena, CA 91105. Western Asset is the Adviser to the Portfolio and the investment adviser to each other investment portfolio of the Corporation other than Western Asset Non-U.S. Opportunity Bond Portfolio.

ADDITIONAL INFORMATION ABOUT INVESTMENT LIMITATIONS AND POLICIES

The Portfolio has adopted certain fundamental investment limitations that are set forth below.


The Portfolio may:

(1) Borrow money, make loans or issue senior securities to the fullest extent permitted by the 1940 Act, the rules or regulations thereunder or applicable orders of the SEC, as such statute, rules, regulations or orders may be amended from time to time.

(2) Not concentrate investments in a particular industry or group of industries as concentration is defined under the 1940 Act, the rules or regulations thereunder or applicable orders of the SEC, as such statute, rules, regulations or orders may be amended from time to time. Securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities will not be considered to represent an industry.

(3) Underwrite securities to the fullest extent permitted by the 1940 Act, the rules or regulations thereunder or applicable orders of the SEC, as such statute, rules, regulations or orders may be amended from time to time.

(4) Purchase or sell commodities, commodities contracts, futures contracts, options, forward contracts or real estate to the fullest extent permitted by the 1940 Act, the rules or regulations thereunder or applicable orders of the SEC, as such statute, rules, regulations or orders may be amended from time to time.

ADDITIONAL INFORMATION

The foregoing fundamental limitations of the Portfolio may be changed only by a "vote of a majority of the outstanding voting securities" of the Portfolio, a term defined in the 1940 Act to mean the vote (1) of 67% or more of the shares present at a shareholders' meeting if more than 50% of the outstanding shares are represented at the meeting in person or by proxy, or (2) of more than 50% of the outstanding shares of the Portfolio, whichever is less. Unless otherwise stated, all policies and limitations of the Portfolio other than the foregoing are non-fundamental and can be changed by the Corporation's Board of Directors without shareholder approval.

The fundamental investment limitations set forth above limit the Portfolio's ability to engage in certain investment practices and purchase securities or other instruments to the extent permitted by, or consistent with, the 1940 Act. Relevant limitations of the 1940 Act are described below. These limitations are based either on the 1940 Act itself, the rules or regulations thereunder or applicable orders of the SEC. In addition, interpretations and guidance provided by the SEC staff may be taken into account, where deemed appropriate by the Portfolio, to determine if an investment practice or the purchase of securities or other instruments is permitted by the 1940 Act, the rules or regulations thereunder or applicable orders of the SEC. As such, these limitations of the 1940 Act are not "fundamental;" that is, the limitations will change as the statute, rules, regulations or orders (or, if applicable, interpretations) change, and no shareholder vote will be required or sought.

Fundamental Investment Restriction (1). Under the 1940 Act, the Portfolio may only borrow up to one-third of the value of its total assets less liabilities (other than liabilities representing senior securities). Borrowing by the Portfolio allows it to leverage its portfolio, which exposes it to certain risks. Leveraging increases the effect of any increase or decrease in the value of portfolio securities on the Portfolio's net asset value, and money borrowed will be subject to interest costs (which may include commitment fees and/or the cost of maintaining minimum average balances) which may or may not exceed the return from the securities purchased with borrowed funds. The Portfolio may use borrowed money for any purpose permitted by the 1940 Act.

The 1940 Act also restricts the ability of any mutual fund to lend. Under the 1940 Act, the Portfolio may only make loans if expressly permitted to do so by the Portfolio's investment policies, and the Portfolio may not make loans to persons who control or are under common control with the Portfolio. Thus, the 1940 Act effectively prohibits the Portfolio from making loans to certain persons when conflicts of interest or undue influence are most likely present. The Portfolio may, however, make other loans which if made would expose shareholders to additional risks, such as the failure of the other party to repay the loan. The Portfolio retains the flexibility to make loans to the extent permitted by its investment policies.

The ability of a mutual fund to issue senior securities is severely circumscribed by complex regulatory constraints under the 1940 Act that restrict, for instance, the amount, timing, and form of senior securities that may be issued. Certain portfolio management techniques, such as reverse repurchase agreements, credit default swaps, futures contracts, dollar rolls, the purchase of securities on margin, short sales, or the writing of puts on portfolio securities, may be considered senior securities unless appropriate steps are taken to segregate assets of the Portfolio with respect to, or otherwise cover, its obligations. To the extent the Portfolio covers its commitment under such transactions including by segregation of liquid assets equal in value to the amount of the Portfolio's commitments, such instruments will not be considered a "senior security" by the Portfolio and therefore will not be subject to the 300% asset coverage requirement otherwise applicable to borrowings by the Portfolio.

Under the 1940 Act, a "senior security" does not include any promissory note or evidence of indebtedness where such loan is for temporary purposes only and in an amount not exceeding 5% of the value of the total assets of the issuer at the time the loan is made. A loan is presumed to be for temporary purposes if it is repaid within sixty days and is not extended or renewed.

Fundamental Investment Restriction (2). "Concentration" is interpreted under the 1940 Act to mean investment of 25% or more of the Portfolio's total assets in a single industry. If the Portfolio were to "concentrate" its investments in a particular industry, investors would be exposed to greater risks because the Portfolio's performance would be largely dependent on that industry's performance. The Portfolio has not reserved the right to concentrate in any industry. For purposes of this limitation, the Portfolio does not consider certificates of deposit or banker's acceptances issued by domestic branches of U.S. or foreign banks to be in a single industry. If, in the future, these instruments are considered to be in the same industry, the Portfolio reserves the freedom of action to concentrate in such an industry. The Portfolio's industry concentration policy does not preclude it from focusing investments in issuers in a group of related industrial sectors (such as different types of technology issuers). Securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities will not be considered to represent an industry.

Fundamental Investment Restriction (3). The 1940 Act prohibits a diversified mutual fund from underwriting securities in excess of 25% of its total assets.

Fundamental Investment Restriction (4). This restriction would permit investment in commodities, commodities contracts (e.g., futures contracts or related options), options, forward contracts or real estate to the extent permitted under the 1940 Act. However, it is unlikely that the Portfolio would make such investments, other than the use of futures contracts or related options, options, forward contracts and certain real estate-related instruments as explained in the Prospectus and this SAI. The Portfolio, however, may consider using these investment techniques in the future. Commodities, as opposed to commodity futures, represent the actual underlying bulk goods, such as grains, metals and foodstuffs. Real estate-related instruments include real estate investment trusts, commercial and residential mortgage-backed securities, and real estate financings, and such instruments are generally sensitive to factors such as changes in real estate values and property taxes, interest rates, cash flow of underlying real estate assets, overbuilding, and the management skill and creditworthiness of the issuer.

Unless otherwise indicated, all limitations applicable to the Portfolio's investments (as stated in the Prospectus or in this SAI) apply only at the time a transaction is entered into. For example, any subsequent change in a rating assigned by any NRSRO to a security (or, with respect to an unrated security, any subsequent change in the Adviser's judgment of such security's quality), or change in the percentage of the Portfolio's assets invested in certain securities or other instruments, or change in the average maturity or duration of the Portfolio's investment portfolio, resulting from market fluctuations or other changes in the Portfolio's total assets, will not require the Portfolio to dispose of an investment. In the event that NRSROs assign different ratings to the same security, the Adviser will determine which rating it believes best reflects the security's quality and risk at that time, which may be the higher of the several assigned ratings. The terms "debt," "bonds" and "fixed income securities" are used in this SAI interchangeably, and, where used, are not intended to be limiting.


NON-FUNDAMENTAL INVESTMENT LIMITATION


As a non-fundamental limitation, the Portfolio, under normal market conditions, will invest at least 80% of its net assets in debt and fixed income securities ("Debt Instruments"). To the extent required by applicable law, the Portfolio may not change the policy described in the foregoing sentence unless it provides shareholders with at least 60 days' written notice of such change. For purposes of this limitation only, net assets include the amount of any borrowing for investment purposes.

For purposes of the non-fundamental investment restriction set forth above, the Portfolio will consider an instrument, including a synthetic instrument, to be a Debt Instrument if, in the judgment of Western Asset, it has economic characteristics similar to those of a Debt Instrument. Such instruments would include, but are not limited to, futures contracts and related options, mortgage-related securities, asset-backed securities, reverse repurchase agreements, dollar rolls and cash equivalents.


ADDITIONAL INFORMATION ABOUT SECURITIES, INVESTMENT TECHNIQUES AND RELATED RISKS

In addition to the principal investment strategies and the principal risks described in the Prospectus, the Portfolio may employ other investment practices and may be subject to other risks, some of which are described below. Unless a strategy or policy described below is specifically prohibited by applicable law or by the investment restrictions explained in the Portfolio's Prospectus, or elsewhere in this SAI, the Portfolio may engage in each of the practices listed below.

FOREIGN SECURITIES

Investing in the securities of issuers in any foreign country, or in securities denominated in a foreign currency, involves special risks and considerations not typically associated with investing in U.S. issuers or U.S. dollar-denominated securities. These include risks resulting from differences in accounting, auditing and financial reporting standards; lower liquidity than U.S. securities; the possibility of nationalization, expropriation or confiscatory taxation; adverse changes in investment or exchange control regulations (which may include suspension of the ability to transfer currency out of a country); and political instability. In many cases, there is less publicly available information concerning foreign issuers than is available concerning U.S. issuers. Additionally, purchases and sales of foreign securities and dividends and interest payable on those securities may be subject to foreign taxes and tax withholding. Foreign securities generally exhibit greater price volatility and a greater risk of illiquidity.

To the extent the Portfolio purchases securities denominated in a foreign currency, a change in the value of any such currency against the U.S. dollar will result in a change in the U.S. dollar value of the Portfolio's assets and the Portfolio's income available for distribution. In addition, the Portfolio is required to compute and distribute its income in U.S. dollars. Therefore, if the exchange rate for a foreign currency declines after a Portfolio's income has been earned and translated into U.S. dollars (but before payment), the Portfolio could be required to liquidate portfolio securities to make such distributions. Similarly, if an exchange rate declines between the time the Portfolio incurs expenses in U.S. dollars and the time such

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expenses are paid, the amount of such currency required to be converted into
U.S. dollars in order to pay such expenses in U.S. dollars will be greater than the equivalent amount in any such currency of such expenses at the time they were incurred.

The relative performance of various countries' securities markets historically has reflected wide variations relating to the unique characteristics of each country's economy. Individual foreign economies may differ favorably or unfavorably from the U.S. economy in such respects as growth of gross domestic product, rate of inflation, capital reinvestment, resource self-sufficiency and balance of payments position. Bank deposit insurance, if any, may be subject to widely varying regulations and limits in foreign countries.

Foreign securities purchased by the Portfolio may be listed on foreign exchanges, traded over-the-counter or purchased in private transactions. Transactions on foreign exchanges are usually subject to mark-ups or commissions higher than negotiated commissions on U.S. transactions. There is less government supervision and regulation of exchanges and brokers in many foreign countries than in the United States. Additional costs associated with an investment in foreign securities may include higher custodial fees than apply to domestic custodial arrangements and transaction costs of foreign currency conversions.

Certain of the foregoing risks may also apply to some extent to securities of U.S. issuers that are denominated in foreign currencies or that are traded in foreign markets, or to securities of U.S. issuers having significant foreign operations.

Emerging Market Issuers. The risks of foreign investment, described above, are greater for investments in emerging market issuers, and such investments should therefore be considered speculative. Debt securities of governmental and other issuers in emerging market countries will typically be rated below investment grade or be of comparable quality. For more information about lower-rated securities, see "Debt and Fixed Income Securities -- Lower-Rated Securities" below.

Investors are strongly advised to consider carefully the special risks involved in emerging markets, which are in addition to the usual risks of investing in developed markets around the world. Emerging market countries may experience substantial rates of inflation or deflation. Inflation, deflation and rapid fluctuations in such rates have had, and may continue to have, very negative effects on the economies and securities markets of certain emerging market countries. While some emerging market countries have sought to develop a number of corrective mechanisms to reduce inflation or deflation or mitigate their effects, inflation and deflation may continue to have significant effects both on emerging market countries and their securities markets. In addition, many of the currencies of emerging market countries have experienced steady devaluations relative to the U.S. dollar, and major devaluations have occurred in certain countries.

Economies in emerging market countries generally are heavily dependent upon international trade and, accordingly, have been and may continue to be affected adversely by economic conditions, trade barriers, exchange controls, managed adjustments in relative currency values and other protectionist measures imposed or negotiated by the countries with which they trade.

Because of the high levels of foreign-denominated debt owed by many emerging market countries, fluctuating exchange rates can significantly affect the debt service obligations of those countries. This could, in turn, affect local interest rates, profit margins and exports, which are a major source of foreign exchange earnings. Hedging instruments are not typically available with respect to investments in emerging market countries and, to the extent they are available, the ongoing and indeterminate nature of the foregoing risks (and the costs associated with hedging transactions) would make it virtually impossible to hedge effectively against such risks.

To the extent an emerging market country faces a liquidity crisis with respect to its foreign exchange reserves, it may increase restrictions on the outflow of any foreign exchange. Repatriation is ultimately dependent on the ability of the Portfolio to liquidate its investments and convert the local currency

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proceeds obtained from such liquidation into U.S. dollars. Where this conversion must be done through official channels (usually the central bank or certain authorized commercial banks), the ability to obtain U.S. dollars is dependent on the supply of such U.S. dollars through those channels and, if available, upon the willingness of those channels to allocate those U.S. dollars to the Portfolio. In such a case, the Portfolio's ability to obtain U.S. dollars may be adversely affected by any increased restrictions imposed on the outflow of foreign exchange. If the Portfolio is unable to repatriate any amounts due to exchange controls, it may be required to accept an obligation payable at some future date by the central bank or other governmental entity of the jurisdiction involved. If such conversion can legally be done outside official channels, either directly or indirectly, the Portfolio's ability to obtain U.S. dollars may not be affected as much by any increased restrictions except to the extent of the price that may be required to be paid for the U.S. dollars.

Many emerging market countries have little experience with the corporate form of business organization, and may not have well-developed corporation and business laws or concepts of fiduciary duty in the business context. The securities markets of emerging market countries are substantially smaller, less developed, less liquid and more volatile than the securities markets of the U.S. and other more developed countries. Disclosure and regulatory standards in many respects are less stringent than in the U.S. and other major markets. There also may be a lower level of monitoring and regulation of an emerging market country's securities markets and the activities of investors in such markets; enforcement of existing regulations has been extremely limited. Also, any change in the leadership or politics of emerging market countries, or the countries that exercise a significant influence over those countries, may halt the expansion of or reverse the liberalization of foreign investment policies now occurring in some emerging market countries and adversely affect existing investment opportunities.

Some emerging markets have different settlement and clearance procedures, which, for example, may not call for delivery of a security to the Portfolio until well after the Portfolio has paid for such security. In certain markets there have been times when settlements have been unable to keep pace with the volume of securities transactions, making it difficult to conduct such transactions. The inability of the Portfolio to make intended securities purchases due to settlement problems could cause the Portfolio to miss attractive investment opportunities. Inability to dispose of a portfolio security caused by settlement problems could result either in losses to the Portfolio due to subsequent declines in value of the portfolio security or, if the Portfolio has entered into a contract to sell the security, in possible liability to the purchaser.

The risk also exists that an emergency situation may arise in one or more emerging market countries as a result of which trading of securities may cease or may be substantially curtailed and prices for the Portfolio's portfolio securities in such markets may not be readily available.

Sovereign Debt Securities. Sovereign debt is subject to risks in addition to those relating to foreign investments generally. As a sovereign entity, the issuing government may be immune from lawsuits in the event of its failure or refusal to pay the obligations when due. The debtor's willingness or ability to repay in a timely manner may be affected by, among other factors, its cash flow situation, the extent of its foreign reserves, the availability of sufficient foreign exchange on the date a payment is due, the relative size of the debt service burden to the economy as a whole, the sovereign debtor's policy toward principal international lenders and the political constraints to which the sovereign debtor may be subject. Sovereign debtors also may be dependent on expected disbursements from foreign governments or multinational agencies, the country's access to trade and other international credits, and the country's balance of trade. Some emerging market sovereign debtors have in the past rescheduled their debt payments or declared moratoria on payments, and similar occurrences may happen in the future. There is no bankruptcy proceeding by which sovereign debt on which governmental entities have defaulted may be collected in whole or in part.

Depositary Receipts. American Depositary Receipts, or "ADRs," are securities issued by a U.S. depositary (usually a bank) and represent a specified quantity of underlying non-U.S. securities on

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deposit with a custodian bank as collateral. A foreign issuer of the security underlying an ADR is generally not subject to the same reporting requirements in the United States as a domestic issuer. Accordingly, the information available to a U.S. investor will be limited to the information the foreign issuer is required to disclose in its own country and the market value of an ADR may not reflect undisclosed material information concerning the issuer or the underlying security. ADRs may also be subject to exchange rate risks if the underlying securities are denominated in foreign currency. The Portfolio may also invest in similar non-U.S. instruments issued by foreign banks or trust companies such as "GDRs" and "EDRs." EDRs are foreign currency-denominated receipts similar to ADRs, are issued and traded in Europe and are publicly traded on exchanges or over-the-counter in the United States. GDRs may be offered privately in the United States and also trade in public or private markets in other countries. For purposes of its investment policies, the Portfolio will treat ADRs and similar instruments as equivalent to investment in the underlying securities.

OPTIONS, FUTURES AND OTHER STRATEGIES

General. The Portfolio may invest in certain options, futures contracts (sometimes referred to as "futures"), options on futures contracts, forward contracts, swaps, caps, floors, collars, indexed securities and other derivative instruments (collectively, "Financial Instruments") to attempt to enhance its return or yield or to attempt to hedge its investments. Except as otherwise provided in the Prospectus or SAI or by applicable law, the Portfolio may purchase and sell any type of Financial Instrument.

Hedging strategies can be broadly categorized as "short hedges" and "long hedges." A short hedge is a purchase or sale of a Financial Instrument intended partially or fully to offset potential declines in the value of one or more investments held in the Portfolio's portfolio. Thus, in a short hedge the Portfolio takes a position in a Financial Instrument whose price is expected to move in the opposite direction of the price of the investment being hedged.

Conversely, a long hedge is a purchase or sale of a Financial Instrument intended partially or fully to offset potential increases in the acquisition cost of one or more investments that the Portfolio intends to acquire. Thus, in a long hedge, the Portfolio takes a position in a Financial Instrument whose price is expected to move in the same direction as the price of the prospective investment being hedged. A long hedge is sometimes referred to as an anticipatory hedge. In an anticipatory hedge transaction, the Portfolio does not own a corresponding security and, therefore, the transaction does not relate to a security the Portfolio owns. Rather, it relates to a security that the Portfolio intends to acquire. If the Portfolio does not complete the hedge by purchasing the security it anticipated purchasing, the effect on the Portfolio's portfolio is the same as if the transaction were entered into for speculative purposes.

Financial Instruments on securities generally are used to attempt to hedge against price movements in one or more particular securities positions that the Portfolio owns or intends to acquire. Financial Instruments on indices, in contrast, generally are used to attempt to hedge against price movements in market sectors in which the Portfolio has invested or expects to invest. Financial Instruments on debt securities generally are used to hedge either individual securities or broad debt market sectors. Except as otherwise provided in the prospectus or SAI or by applicable law, the Portfolio may use Financial Instruments for any purpose, including non-hedging purposes.

The use of Financial Instruments is subject to applicable regulations of the SEC, the several exchanges upon which they are traded and the Commodity Futures Trading Commission (the "CFTC"). In addition, the Portfolio's ability to use Financial Instruments may be limited by tax considerations. See "Additional Tax Information."

In addition to the instruments, strategies and risks described below, the Adviser expects to discover additional opportunities in connection with Financial Instruments and other similar or related techniques. These new opportunities may become available as the Adviser develops new techniques, as regulatory authorities broaden the range of permitted transactions and as new Financial Instruments or other techniques are developed. The Adviser may utilize these opportunities to the extent that they are consistent with the Portfolio's investment objective and permitted by its investment limitations and applicable regulatory authorities. The Portfolio might not use any of these strategies, and there can be no assurance that any strategy used will succeed.

Special Risks. The use of Financial Instruments involves special considerations and risks, certain of which are described below. In general, these techniques may increase the volatility of the Portfolio and may involve a small investment of cash relative to the magnitude of the risk assumed. Risks pertaining to particular Financial Instruments are described in the sections that follow.

     (1) Successful use of most Financial Instruments depends upon the Adviser's ability to predict movements of the overall securities, currency and interest rate markets, which requires different skills than predicting changes in the prices of individual securities. There can be no assurance that any particular strategy will succeed, and use of Financial Instruments could result in a loss, regardless of whether the intent was to reduce risk or increase return.

     (2) There might be imperfect correlation, or even no correlation, between price movements of a Financial Instrument and price movements of the investments being hedged. For example, if the value of a Financial Instrument used in a short hedge increased by less than the decline in value of the hedged investment, the hedge would not be fully successful. Such a lack of correlation might occur due to factors unrelated to the value of the investments being hedged, such as speculative or other pressures on the markets in which Financial Instruments are traded. The effectiveness of hedges using Financial Instruments on indices will depend on the degree of correlation between price movements in the index and price movements in the securities or other assets being hedged.

          Because there are a limited number of types of exchange-traded Financial Instruments, it is likely that the standardized contracts available will not match the Portfolio's current or anticipated investments exactly. The Portfolio may invest in Financial Instruments based on securities with different issuers, maturities or other characteristics from the securities in which it typically invests, which involves a risk that the position in Financial Instruments will not track the performance of the Portfolio's other investments.

          Prices of Financial Instruments can also diverge from the prices of their underlying instruments, even if the underlying instruments match the Portfolio's investments well. Prices of Financial Instruments are affected by such factors as current and anticipated short-term interest rates, changes in volatility of the underlying instrument, and the time remaining until expiration of the contract, which may not affect security prices the same way. Imperfect correlation may also result from differing levels of demand in the markets for Financial Instruments and the securities markets, from structural differences in how Financial Instruments and securities are traded, or from imposition of daily price fluctuation limits or trading halts. The Portfolio may purchase or sell Financial Instruments with a greater or lesser value than the securities it wishes to hedge or intends to purchase in order to attempt to compensate for differences in volatility between the contract and the securities, although this may not be successful in all cases. If price changes in the Portfolio's positions in Financial Instruments are poorly correlated with its other investments, the positions may fail to produce anticipated gains or result in losses that are not offset by gains in other investments.

     (3) If successful, the above-discussed strategies can reduce risk of loss by wholly or partially offsetting the negative effect of unfavorable price movements. However, such strategies can also reduce opportunity for gain by offsetting the positive effect of favorable price

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          movements. For example, if the Portfolio entered into a short hedge because its Adviser projected a decline in the price of a security in the Portfolio's portfolio, and the price of that security increased instead, the gain from that increase might be wholly or partially offset by a decline in the price of the Financial Instrument. Moreover, if the price of the Financial Instrument declined by more than the increase in the price of the security, the Portfolio could suffer a loss. In either such case, the Portfolio would have been in a better position had it not attempted to hedge at all.

     (4) As described below, the Portfolio might be required to maintain assets as "cover," maintain segregated accounts or make margin payments when it takes positions in Financial Instruments involving obligations to third parties (i.e., Financial Instruments other than purchased options). If the Portfolio were unable to close out its positions in such Financial Instruments, it might be required to continue to maintain such assets or accounts or make such payments until the position expired or matured. These requirements might impair the Portfolio's ability to sell a portfolio security or make an investment at a time when it would otherwise be favorable to do so, or require that the Portfolio sell a portfolio security at a disadvantageous time.

     (5) The Portfolio's ability to close out a position in a Financial Instrument prior to expiration or maturity depends on the existence of a liquid secondary market or, in the absence of such a market, the ability and willingness of the other party to the transaction (the "counterparty") to enter into a transaction closing out the position. Therefore, there is no assurance that any position can be closed out at a time and price that is favorable to the Portfolio.

Cover. Transactions using Financial Instruments, other than purchased options, expose the Portfolio to an obligation to another party. The Portfolio will comply with SEC guidelines regarding cover for these instruments and will, if the guidelines so require, segregate with its custodian cash or liquid assets in the prescribed amount as determined daily.

Assets used as cover cannot be sold while the position in the corresponding Financial Instrument is open, unless they are replaced with other appropriate assets. As a result, the commitment of a large portion of the Portfolio's assets to cover in accounts could impede portfolio management or the Portfolio's ability to meet redemption requests or other current obligations.

Additional Risks of Financial Instruments Traded on Foreign Exchanges. Financial Instruments may be traded on foreign exchanges. Such transactions may not be regulated as effectively as similar transactions in the United States, may not involve a clearing mechanism and related guarantees and are subject to the risk of governmental actions affecting trading in, or the price of, foreign securities. The value of such positions also could be adversely affected by (1) other complex foreign political, legal and economic factors, (2) lesser availability than in the United States of data on which to make trading decisions, (3) delays in the Portfolio's ability to act upon economic events occurring in foreign markets during non-business hours in the United States, (4) the imposition of different exercise and settlement terms and procedures and margin requirements than in the United States and (5) lesser trading volume.

Options. A call option gives the purchaser the right to buy, and obligates the writer to sell, the underlying investment at the agreed-upon price during the option period. A put option gives the purchaser the right to sell, and obligates the writer to buy, the underlying investment at the agreed-upon price during the option period. Purchasers of options pay an amount, known as a premium, to the option writer in exchange for the right under the option contract.

The Portfolio may purchase call options for any purpose. For example, a call option may be purchased by the Portfolio as a long hedge. Call options also may be used as a means of participating in an anticipated price increase of a security on a more limited risk basis than would be possible if the security

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itself were purchased. In the event of a decline in the price of the underlying security, use of this strategy would serve to limit the Portfolio's potential loss to the option premium paid; conversely, if the market price of the underlying security increases above the exercise price and the Portfolio either sells or exercises the option, any profit realized would be reduced by the premium.

The Portfolio may purchase put options for any purpose. For example, a put option may be purchased by the Portfolio as a short hedge. The put option enables the Portfolio to sell the underlying security at the predetermined exercise price; thus the potential for loss to the Portfolio below the exercise price is limited to the option premium paid. If the market price of the underlying security is higher than the exercise price of the put option, any profit the Portfolio realizes on the sale of the security would be reduced by the premium paid for the put option less any amount for which the put option may be sold.

Writing put or call options can enable the Portfolio to enhance income or yield by reason of the premiums paid by the purchasers of such options. However, the Portfolio may also suffer a loss as a result of writing options. For example, if the market price of the security underlying a put option declines to less than the exercise price of the option, minus the premium received, the Portfolio would suffer a loss.

Writing call options can serve as a limited short hedge, because declines in the value of the hedged investment would be offset to the extent of the premium received for writing the option. However, if the security or currency appreciates to a price higher than the exercise price of the call option, it can be expected that the option will be exercised and the Portfolio will be obligated to sell the security or currency at less than its market value. If the call option is an OTC option, the securities or other assets used as cover may be considered illiquid.

Writing put options can serve as a limited long hedge because increases in the value of the hedged investment would be offset to the extent of the premium received for writing the option. However, if the security or currency depreciates to a price lower than the exercise price of the put option, it can be expected that the put option will be exercised and the Portfolio will be obligated to purchase the security or currency at more than its market value. If the put option is an OTC option, the securities or other assets used as cover may be considered illiquid.

The value of an option position will reflect, among other things, the current market value of the underlying investment, the time remaining until expiration, the relationship of the exercise price to the market price of the underlying investment, the historical price volatility of the underlying investment and general market conditions.

The Portfolio may effectively terminate its right or obligation under an option by entering into a closing transaction. For example, the Portfolio may terminate its obligation under a call or put option that it had written by purchasing an identical call or put option; this is known as a closing purchase transaction. Conversely, the Portfolio may terminate a position in a put or call option it had purchased by writing an identical put or call option; this is known as a closing sale transaction. Closing transactions permit the Portfolio to realize profits or limit losses on an option position prior to its exercise or expiration.

A type of put that the Portfolio may purchase is an "optional delivery standby commitment," which is entered into by parties selling debt securities to the Portfolio. An optional delivery standby commitment gives the Portfolio the right to sell the security back to the seller on specified terms. This right is provided as an inducement to purchase the security.

Risks of Options on Securities. Options offer large amounts of leverage, which will result in the Portfolio's net asset value being more sensitive to changes in the value of the related instrument. The Portfolio may purchase or write both exchange-traded and OTC options. Exchange-traded options in the United States are issued by a clearing organization affiliated with the exchange on which the option is listed that, in effect, guarantees completion of every exchange-traded option transaction. In contrast, OTC options are contracts between the Portfolio and its counterparty (usually a securities dealer or a bank) with no

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clearing organization guarantee. Thus, when the Portfolio purchases an OTC option, it relies on the counterparty from whom it purchased the option to make or take delivery of the underlying investment upon exercise of the option. Failure by the counterparty to do so would result in the loss of any premium paid by the Portfolio as well as the loss of any expected benefit of the transaction.

The Portfolio's ability to establish and close out positions in exchange-listed options depends on the existence of a liquid market. However, there can be no assurance that such a market will exist at any particular time. Closing transactions can be made for OTC options only by negotiating directly with the counterparty, or by a transaction in the secondary market if any such market exists. There can be no assurance that the Portfolio will in fact be able to close out an OTC option position at a favorable price prior to expiration. In the event of insolvency of the counterparty, the Portfolio might be unable to close out an OTC option position at any time prior to its expiration, if at all.

If the Portfolio were unable to effect a closing transaction for an option it had purchased, due to the absence of a secondary market, the imposition of price limits or otherwise, it would have to exercise the option to realize any profit. The inability to enter into a closing purchase transaction for a covered call option written by the Portfolio could cause material losses because the Portfolio would be unable to sell the investment used as cover for the written option until the option expires or is exercised.

Options have varying expiration dates. The exercise price of the options may be below, equal to or above the current market value of the underlying security or other instrument. Options purchased by the Portfolio that expire unexercised have no value, and the Portfolio will realize a loss in the amount of the premium paid and any transaction costs. If an option written by the Portfolio expires unexercised, the Portfolio realizes a gain equal to the premium received at the time the option was written. Transaction costs must be included in these calculations.

Options on Indices. Puts and calls on indices are similar to puts and calls on securities or futures contracts except that all settlements are in cash and gain or loss depends on changes in the index in question rather than on price movements in individual securities or futures contracts. When the Portfolio writes a call on an index, it receives a premium and agrees that, prior to the expiration date, the purchaser of the call, upon exercise of the call, will receive from the Portfolio an amount of cash if the closing level of the index upon which the call is based is greater than the exercise price of the call. The amount of cash is equal to the difference between the closing price of the index and the exercise price of the call times a specified multiple ("multiplier"), which determines the total dollar value for each point of such difference. When the Portfolio buys a call on an index, it pays a premium and has the same rights as to such call as are indicated above. When the Portfolio buys a put on an index, it pays a premium and has the right, prior to the expiration date, to require the seller of the put, upon the Portfolio's exercise of the put, to deliver to the Portfolio an amount of cash if the closing level of the index upon which the put is based is less than the exercise price of the put, which amount of cash is determined by the multiplier, as described above for calls. When the Portfolio writes a put on an index, it receives a premium and the purchaser of the put has the right, prior to the expiration date, to require the Portfolio to deliver to it an amount of cash equal to the difference between the closing level of the index and exercise price times the multiplier if the closing level is less than the exercise price.

Risks of Options on Indices. The risks of investment in options on indices may be greater than options on securities. Because index options are settled in cash, when the Portfolio writes a call on an index it cannot provide in advance for its potential settlement obligations by acquiring and holding the underlying securities. The Portfolio can offset some of the risk of writing a call index option by holding a diversified portfolio of securities similar to those on which the underlying index is based. However, the Portfolio cannot, as a practical matter, acquire and hold a portfolio containing exactly the same securities as underlie the index and, as a result, bears a risk that the value of the securities held will vary from the value of the index.

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Even if the Portfolio could assemble a portfolio that exactly reproduced the composition of the underlying index, it still would not be fully covered from a risk standpoint because of the "timing risk" inherent in writing index options. When an index option is exercised, the amount of cash that the holder is entitled to receive is determined by the difference between the exercise price and the closing index level on the date when the option is exercised. As with other kinds of options, the Portfolio as the call writer will not learn that the Portfolio has been assigned until the next business day at the earliest. The time lag between exercise and notice of assignment poses no risk for the writer of a covered call on a specific underlying security, such as common stock, because there the writer's obligation is to deliver the underlying security, not to pay its value as of a fixed time in the past. So long as the writer already owns the underlying security, it can satisfy its settlement obligations by simply delivering it, and the risk that its value may have declined since the exercise date is borne by the exercising holder. In contrast, even if the writer of an index call holds securities that exactly match the composition of the underlying index, it will not be able to satisfy its assignment obligations by delivering those securities against payment of the exercise price. Instead, it will be required to pay cash in an amount based on the closing index value on the exercise date. By the time it learns that it has been assigned, the index may have declined, with a corresponding decline in the value of its portfolio. This "timing risk" is an inherent limitation on the ability of index call writers to cover their risk exposure by holding securities positions.

If the Portfolio has purchased an index option and exercises it before the closing index value for that day is available, it runs the risk that the level of the underlying index may subsequently change. If such a change causes the exercised option to fall out-of-the-money, the Portfolio will be required to pay the difference between the closing index value and the exercise price of the option (times the applicable multiplier) to the assigned writer.

OTC Options. Unlike exchange-traded options, which are standardized with respect to the underlying instrument, expiration date, contract size, and strike price, the terms of OTC options (options not traded on exchanges) generally are established through negotiation with the other party to the option contract. While this type of arrangement allows the Portfolio great flexibility to tailor the option to its needs, OTC options generally involve greater risk than exchange-traded options, which are guaranteed by the clearing organization of the exchanges where they are traded. In addition, OTC options are considered illiquid by the SEC.

Generally, OTC foreign currency options used by the Portfolio are European-style options. This means that the option is only exercisable immediately prior to its expiration. This is in contrast to American-style options, which are exercisable at any time prior to the expiration date of the option.

Futures Contracts and Options on Futures Contracts. A financial futures contract sale creates an obligation by the seller to deliver the type of Financial Instrument called for in the contract in a specified delivery month for a stated price. A financial futures contract purchase creates an obligation by the purchaser to take delivery of the type of Financial Instrument called for in the contract in a specified delivery month at a stated price. The Portfolio may invest in single security futures contracts to the extent permitted by applicable law. Options on futures give the purchaser the right to assume a position in a futures contract at the specified option exercise price at any time during the period of the option. The purchase of futures or call options on futures can serve as a long hedge, and the sale of futures or the purchase of put options on futures can serve as a short hedge. Writing call options on futures contracts can serve as a limited short hedge, using a strategy similar to that used for writing call options on securities or indices. Similarly, writing put options on futures contracts can serve as a limited long hedge. Futures contracts and options on futures contracts can also be purchased and sold to attempt to enhance income or yield.

In addition, futures strategies can be used to manage the average duration of the Portfolio's fixed-income portfolio. If the Adviser wishes to shorten the average duration of the Portfolio's fixed-income portfolio, the Portfolio may sell a debt futures contract or a call option thereon, or purchase a put option on that futures contract. If the Adviser wishes to lengthen the average duration of the Portfolio's fixed-income portfolio, the Portfolio may buy a debt futures contract or a call option thereon, or sell a put option thereon.

Futures contracts may also be used for non-hedging purposes, such as to simulate full investment in underlying securities while retaining a cash balance for portfolio management purposes, as a substitute for direct investment in a security, to facilitate trading, to reduce transaction costs, or to seek higher investment returns when a futures contract or option is priced more attractively than the underlying security or index.

No price is paid upon entering into a futures contract. Instead, at the inception of a futures contract the Portfolio is required to deposit "initial margin." Margin must also be deposited when writing a call or put option on a futures contract, in accordance with applicable exchange rules. Unlike margin in securities transactions, initial margin on futures contracts does not represent a borrowing, but rather is in the nature of a performance bond or good-faith deposit that is returned to the Portfolio at the termination of the transaction if all contractual obligations have been satisfied. Under certain circumstances, such as periods of high volatility, the Portfolio may be required by an exchange to increase the level of its initial margin payment, and initial margin requirements might be increased generally in the future by regulatory action.

Subsequent "variation margin" payments are made to and from the futures broker daily as the value of the futures position varies, a process known as "marking-to-market." Variation margin does not involve borrowing, but rather represents a daily settlement of the Portfolio's obligations to or from a futures broker. When the Portfolio purchases an option on a futures contract, the premium paid plus transaction costs is all that is at risk. However, there may be circumstances when the purchase of an option on a futures contract would result in a loss to the Portfolio when the use of a futures contract would not, such as when there is no movement in the value of the securities or currencies being hedged. In contrast, when the Portfolio purchases or sells a futures contract or writes a call or put option thereon, it is subject to daily variation margin calls that could be substantial in the event of adverse price movements. If the Portfolio has insufficient cash to meet daily variation margin requirements, it might need to sell securities at a time when such sales are disadvantageous.

Although some futures and options on futures call for making or taking delivery of the underlying securities or currencies, generally those contracts are closed out prior to delivery by offsetting purchases or sales of matching futures or options (involving the same currency or underlying security and delivery month). If an offsetting purchase price is less than the original sale price, the Portfolio realizes a gain, or if it is more, the Portfolio realizes a loss. If an offsetting sale price is more than the original purchase price, the Portfolio realizes a gain, or if it is less, the Portfolio realizes a loss. The Portfolio will also bear transaction costs for each contract, which will be included in these calculations. Positions in futures and options on futures may be closed only on an exchange or board of trade that provides a secondary market. However, there can be no assurance that a liquid secondary market will exist for a particular contract at a particular time. In such event, it may not be possible to close a futures contract or options position.

Under certain circumstances, futures exchanges may establish daily limits on the amount that the price of a futures contract or an option on a futures contract can vary from the previous day's settlement price; once that limit is reached, no trades may be made that day at a price beyond the limit. Daily price limits do not limit potential losses because prices could move to the daily limit for several consecutive days with little or no trading, thereby preventing liquidation of unfavorable positions.

If the Portfolio were unable to liquidate a futures contract or an option on a futures position due to the absence of a liquid secondary market, the imposition of price limits or otherwise, it could incur substantial losses. The Portfolio would continue to be subject to market risk with respect to the position. In addition, except in the case of purchased options, the Portfolio would continue to be required to make daily variation margin payments and might be required to maintain the position being hedged by the future or option or to maintain cash or securities in a segregated account.

To the extent required by applicable law, if the Portfolio enters into futures contracts, options on futures contracts and options on foreign currencies traded on a CFTC-regulated exchange that are not for bona fide hedging purposes (as defined by the CFTC), the aggregate initial margin and premiums required to establish these positions (excluding the amount by which options are "in-the-money" at the time of purchase) will not exceed 5% of the liquidation value of the Portfolio's portfolio, after taking into account unrealized profits and unrealized losses on any contracts the Portfolio has entered into. (In general, a call option on a futures contract is "in-the-money" if the value of the underlying futures contract exceeds the strike, i.e., exercise, price of the call; a put option on a futures contract is "in-the-money" if the value of the underlying futures contract is exceeded by the strike price of the put.) This policy does not limit to 5% the percentage of the Portfolio's assets that are at risk in futures contracts, options on futures contracts and currency options. To the extent that the restrictions described in this paragraph are no longer required by applicable law and/or are liberalized, the Portfolio will comply with such other applicable legal restrictions as are from time to time necessary to enable the Portfolio, the Manager and the Adviser to avoid regulation as a "commodity pool operator" or "commodity trading advisor" with respect to the Portfolio under the Commodity Exchange Act.

Risks of Futures Contracts and Options Thereon. The ordinary spreads between prices in the cash and futures markets (including the options on futures market), due to differences in the natures of those markets, are subject to the following factors, which may create distortions. First, all participants in the futures market are subject to margin deposit and maintenance requirements. Rather than meeting additional margin deposit requirements, investors may close futures contracts through offsetting transactions, which could distort the normal relationship between the cash and futures markets. Second, the liquidity of the futures market depends on participants entering into offsetting transactions rather than making or taking delivery. To the extent participants decide to make or take delivery, liquidity in the futures market could be reduced, thus producing distortion. Third, from the point of view of speculators, the deposit requirements in the futures market are less onerous than margin requirements in the securities market. Therefore, increased participation by speculators in the futures market may cause temporary price distortions. Due to the possibility of distortion, a correct forecast of general interest rate, currency exchange rate or stock market trends by the Adviser may still not result in a successful transaction. Of course, the Adviser may be incorrect in its expectations as to the extent of various interest rate, currency exchange rate or stock market movements or the time span within which the movements take place.

Index Futures. The risk of imperfect correlation between movements in the price of index futures and movements in the price of the securities that are the subject of the hedge increases as the composition of the Portfolio's portfolio diverges from the securities included in the applicable index. The price of the index futures may move more than or less than the price of the securities being hedged. If the price of the index futures moves less than the price of the securities that are the subject of the hedge, the hedge will not be fully effective, but if the price of the securities being hedged has moved in an unfavorable direction, the Portfolio would be in a better position than if it had not hedged at all. If the price of the securities being hedged has moved in a favorable direction, this advantage will be partially offset by the futures contract. If the price of the futures contract moves more than the price of the securities, the Portfolio will experience either a loss or a gain on the futures contract that will not be completely offset by movements in the price of the securities that are the subject of the hedge. To compensate for the imperfect correlation of movements in the price of the securities being hedged and movements in the price of the index futures, the Portfolio may buy or sell index futures in a greater dollar amount than the dollar amount of the securities being hedged if the historical volatility of the prices of such securities being hedged is more than the historical volatility of the prices of the securities included in the index. It is also possible that, where the Portfolio has sold index futures contracts to hedge against decline in the market, the market may advance and the value of the securities held in the Portfolio may decline. If this occurred, the Portfolio would lose money on the futures contract and also experience a decline in value of its portfolio securities. However, while this could occur for a very brief period or to a very small degree, over time the value of a diversified portfolio of securities will tend to move in the same direction as the market indices on which the futures contracts are based. To the extent such instruments are permitted by applicable law, this risk will also apply to security futures.

Where index futures are purchased to hedge against a possible increase in the price of securities before the Portfolio is able to invest in them in an orderly fashion, it is possible that the market may decline instead. If the Portfolio then concludes not to invest in them at that time because of concern as to possible further market decline or for other reasons, it will realize a loss on the futures contract that is not offset by a reduction in the price of the securities it had anticipated purchasing.


Foreign Currency Hedging Strategies -- Special Considerations. Although it does not currently intend to do so, the Portfolio may engage in a variety of foreign currency exchange transactions to protect against uncertainty in the level of future exchange rates or to earn additional income. Such Portfolios may use options and futures contracts, swaps and indexed notes relating to foreign currencies as described above and forward currency contracts, as described below, to attempt to hedge against movements in the values of the foreign currencies in which the Portfolio's securities are denominated or to attempt to enhance income or yield. Currency hedges can protect against price movements in a security that the Portfolio owns or intends to acquire that are attributable to changes in the value of the currency in which it is denominated. Such hedges do not, however, protect against price movements in the securities that are attributable to other causes.


The Portfolio might seek to hedge against changes in the value of a particular currency when no Financial Instruments on that currency are available or such Financial Instruments are more expensive than certain other Financial Instruments. In such cases, the Portfolio may seek to hedge against price movements in that currency by entering into transactions using Financial Instruments on another currency or a basket of currencies, the value of which the Portfolio's Adviser believes will have a high degree of correlation to the value of the currency being hedged. The risk that movements in the price of the Financial Instrument will not correlate perfectly with movements in the price of the currency subject to the hedging transaction is magnified when this strategy is used.

The value of Financial Instruments on foreign currencies depends on the value of the underlying currency relative to the U.S. dollar. Because foreign currency transactions occurring in the interbank market might involve substantially larger amounts than those involved in the use of such Financial Instruments, the Portfolio could be disadvantaged by having to deal in the odd lot market (generally consisting of transactions of less than $1 million) for the underlying foreign currencies at prices that are less favorable than for round lots.

There is no systematic reporting of last sale information for foreign currencies or any regulatory requirement that quotations available through dealers or other market sources be firm or revised on a timely basis. Quotation information generally is representative of very large transactions in the interbank market and thus might not reflect odd-lot transactions where rates might be less favorable. The interbank market in foreign currencies is a global, round-the-clock market. To the extent the U.S. options or futures markets are closed while the markets for the underlying currencies remain open, significant price and rate movements might take place in the underlying markets that cannot be reflected in the markets for the Financial Instruments until they reopen.

Settlement of hedging transactions involving foreign currencies might be required to take place within the country issuing the underlying currency. Thus, the Portfolio might be required to accept or make delivery of the underlying foreign currency in accordance with any U.S. or foreign regulations regarding the maintenance of foreign banking arrangements by U.S. residents and might be required to pay any fees, taxes and charges associated with such delivery assessed in the issuing country.

Options on foreign currencies also have the risks of options on securities. See "Risks of Options on Securities" above.

Forward Currency Contracts. The Portfolio may enter into forward currency contracts to purchase or sell foreign currencies for a fixed amount of U.S. dollars or another foreign currency. A forward currency contract involves an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days (term) from the date of the forward currency contract agreed upon by the parties, at a price set at the time of the forward currency contract. These forward currency contracts are traded directly between currency traders (usually large commercial banks) and their customers. Forward currency contracts may be used to attempt to hedge currency exposure or to enhance return or yield.

Such transactions may serve as long hedges; for example, the Portfolio may purchase a forward currency contract to lock in the U.S. dollar price of a security denominated in a foreign currency that the Portfolio intends to acquire. Forward currency contract transactions may also serve as short hedges; for example, the Portfolio may sell a forward currency contract to lock in the U.S. dollar equivalent of the proceeds from the anticipated sale of a security, dividend or interest payment denominated in a foreign currency.

The Portfolio may also use forward currency contracts to hedge against a decline in the value of existing investments denominated in foreign currency. For example, if the Portfolio owned securities denominated in euros, it could enter into a forward currency contract to sell euros in return for U.S. dollars to hedge against possible declines in the euro's value. Such a hedge, sometimes referred to as a "position hedge," would tend to offset both positive and negative currency fluctuations, but would not offset changes in security values caused by other factors. The Portfolio could also hedge the position by selling another currency expected to perform similarly to the euro. This type of hedge, sometimes referred to as a "proxy hedge," could offer advantages in terms of cost, yield or efficiency, but generally would not hedge currency exposure as effectively as a simple hedge into U.S. dollars. Proxy hedges may result in losses if the currency used to hedge does not perform similarly to the currency in which the hedged securities are denominated.

The cost to the Portfolio of engaging in forward currency contracts varies with factors such as the currency involved, the length of the contract period and the market conditions then prevailing. Because forward currency contracts are usually entered into on a principal basis, no fees or commissions are involved. When the Portfolio enters into a forward currency contract, it relies on the counterparty to make or take delivery of the underlying currency at the maturity of the contract. Failure by the counterparty to do so would result in the loss of any expected benefit of the transaction.

As is the case with futures contracts, parties to forward currency contracts can enter into offsetting closing transactions, similar to closing transactions on futures contracts, by selling or purchasing, respectively, an instrument identical to the instrument purchased or sold. Secondary markets generally do not exist for forward currency contracts, with the result that closing transactions generally can be made for forward currency contracts only by negotiating directly with the counterparty. Thus, there can be no assurance that the Portfolio will in fact be able to close out a forward currency contract at a favorable price prior to maturity. In addition, in the event of insolvency of the counterparty, the Portfolio might be unable to close out a forward currency contract at any time prior to maturity, if at all. In either event, the Portfolio would continue to be subject to market risk with respect to the position, and would continue to be required to maintain the required cover.

The precise matching of forward currency contract amounts and the value of the securities involved generally will not be possible because the value of such securities, measured in the foreign currency, will change after the forward currency contract has been established. Thus, the Portfolio might need to purchase or sell foreign currencies in the spot (cash) market to the extent such foreign currencies are not covered by forward currency contracts. The projection of short-term currency market movements is extremely difficult, and the successful execution of a short-term hedging strategy is highly uncertain. In addition, although forward currency contracts limit the risk of loss due to a decline in the value of the hedged currencies, at the same time they limit any potential gain that might result should the value of the currencies increase.

Successful use of forward currency contracts depends on the Adviser's skill in analyzing and predicting currency values. Forward currency contracts may substantially change the Portfolio's exposure to changes in currency exchange rates and could result in losses to the Portfolio if currencies do not perform as the Portfolio's Adviser anticipates. There is no assurance that the Adviser's use of forward currency contracts will be advantageous to the Portfolio or that the Adviser will hedge at an appropriate time.

Combined Positions. The Portfolio may purchase and write options in combination with each other, or in combination with other Financial Instruments, to adjust the risk and return characteristics of its overall position. For example, the Portfolio may purchase a put option and write a call option on the same underlying instrument, in order to construct a combined position whose risk and return characteristics are similar to selling a futures contract. Another possible combined position would involve writing a call option at one strike price and buying a call option at a lower price, in order to reduce the risk of the written call option in the event of a substantial price increase. Because combined options positions involve multiple trades, they result in higher transaction costs and may be more difficult to open and close out.

Turnover. The Portfolio's options and futures activities may affect its turnover rate and brokerage commission payments. The exercise of calls or puts written by the Portfolio, and the sale or purchase of futures contracts, may cause it to sell or purchase related investments, thus increasing its turnover rate. Once the Portfolio has received an exercise notice on an option it has written, it cannot effect a closing transaction in order to terminate its obligation under the option and must deliver or receive the underlying securities at the exercise price. The exercise of puts purchased by the Portfolio may also cause the sale of related investments, also increasing turnover; although such exercise is within the Portfolio's control, holding a protective put might cause it to sell the related investments for reasons that would not exist in the absence of the put. The Portfolio will pay a brokerage commission each time it buys or sells a put or call or purchases or sells a futures contract. Such commissions may be higher than those that would apply to direct purchases or sales.

Swaps, Caps, Floors and Collars. The Portfolio may enter into swaps, caps, floors and collars to preserve a return or a spread on a particular investment or portion of its portfolio, to protect against any increase in the price of securities the Portfolio anticipates purchasing at a later date or to attempt to enhance yield. A swap involves the exchange by the Portfolio with another party of their respective commitments to pay or receive cash flows, e.g., an exchange of floating rate payments for fixed-rate payments. The purchase of a cap entitles the purchaser, to the extent that a specified index exceeds a predetermined value, to receive payments on a notional principal amount from the party selling the cap. The purchase of a floor entitles the purchaser, to the extent that a specified index falls below a predetermined value, to receive payments on a notional principal amount from the party selling the floor. A collar combines elements of a cap and a floor.

Swap agreements, including caps, floors and collars, can be individually negotiated and structured to include exposure to a variety of different types of investments or market factors. Depending on their structure, swap agreements may increase or decrease the overall volatility of the Portfolio's investments and its share price and yield because, and to the extent, these agreements affect the Portfolio's exposure to long- or short-term interest rates (in the United States or abroad), foreign currency values, mortgage-backed security values, corporate borrowing rates or other factors such as security prices or inflation rates.

Swap agreements will tend to shift the Portfolio's investment exposure from one type of investment to another. For example, if the Portfolio agrees to exchange payments in U.S. dollars for payments in foreign currency, the swap agreement would tend to decrease the Portfolio's exposure to U.S. interest rates and increase its exposure to foreign currency and interest rates. Caps and floors have an effect similar to buying or writing options.

If a firm's creditworthiness declines, the value of the agreement would be likely to decline, potentially resulting in losses. If a default occurs by the other party to such transaction, the Portfolio will have contractual remedies pursuant to the agreements related to the transaction, which may be limited by applicable law in the case of a counterparty's insolvency.

The Portfolio may enter into credit default swap contracts for investment purposes and to add leverage to its investment portfolio. As the seller in a credit default swap contract, the Portfolio would be required to pay the par (or other agreed-upon) value of a referenced debt obligation to the counterparty in the event of a default by a third party, such as a U.S. or foreign corporate issuer, on the debt obligation. In return, the Portfolio would receive from the counterparty a periodic stream of payments over the term of the contract provided that no event of default has occurred. If no default occurs, the Portfolio would keep the stream of payments and would have no payment obligations. As the seller, the Portfolio would effectively add leverage to its portfolio because, in addition to its net assets, the Portfolio would be subject to investment exposure on the notional amount of the swap.

The Portfolio may also purchase credit default swap contracts in order to hedge against the risk of default of debt securities held in its portfolio, in which case the Portfolio would function as the counterparty referenced in the preceding paragraph. This would involve the risk that the investment may expire worthless and would only generate income in the event of an actual default by the issuer of the underlying obligation (or, as applicable, a credit downgrade or other indication of financial instability). It would also involve credit risk
- that the seller may fail to satisfy its payment obligations to the Portfolio in the event of a default.

The net amount of the excess, if any, of the Portfolio's obligations over its entitlements with respect to each swap will be accrued on a daily basis, depending on whether a threshold amount (if any) is exceeded, and an amount of cash or liquid assets having an aggregate net asset value approximately equal to the accrued excess will be maintained as collateral. The Portfolio will also maintain collateral with respect to its total obligations under any swaps that are not entered into on a net basis and with respect to any caps or floors that are written by the Portfolio. The Adviser and the Portfolio believe that such obligations do not constitute senior securities under the 1940 Act and, accordingly, will not treat them as being subject to the Portfolio's borrowing restrictions.

Flexibility. Generally, the foregoing is not intended to limit the Portfolio's investment flexibility, unless such a limitation is expressly stated, and therefore will be construed by the Portfolio as broadly as possible. Statements concerning what the Portfolio may do are not intended to limit other any activity. The Portfolio maintains the flexibility to use Financial Instruments for any purpose consistent with applicable law and any express limitations in the SAI or the Prospectus.

PREFERRED STOCKS AND CONVERTIBLE SECURITIES

A preferred stock pays dividends at a specified rate and has preference over common stock in the payment of dividends and the liquidation of an issuer's assets but is junior to the debt securities of the issuer in those same respects. The market prices of preferred stocks are subject to changes in interest rates and are more sensitive to changes in an issuer's creditworthiness than are the prices of debt securities. Shareholders of preferred stock may suffer a loss of value if dividends are not paid. Under ordinary circumstances, preferred stock does not carry voting rights.

A convertible security is a bond, debenture, note, preferred stock or other security that may be converted into or exchanged for a prescribed amount of common stock (or another equity security) of the same or a different issuer within a particular period of time at a specified price or formula. A convertible security entitles the holder to receive interest paid or accrued on debt or the dividend paid on preferred stock until the convertible security matures or is redeemed, converted or exchanged. Before conversion, convertible securities have characteristics similar to nonconvertible debt securities in that they ordinarily provide a stream of income with generally higher yields than those of common stocks of the same or similar issuers.

Convertible securities are usually subordinated to comparable-tier nonconvertible securities but rank senior to common stock in a corporation's capital structure.

The value of a convertible security is a function of (1) its yield in comparison with the yields of other securities of comparable maturity and quality that do not have a conversion privilege and (2) its worth, at market value, if converted into the underlying common stock. A convertible security may be subject to redemption at the option of the issuer at a price established in the convertible security's governing instrument. If a convertible security held by the Portfolio is called for redemption, the Portfolio will be required to (1) permit the issuer to redeem the security, (2) convert it into the underlying common stock or (3) sell it to a third party. Any of these actions could have an adverse effect on the Portfolio's ability to achieve its investment objective.

DEBT AND FIXED INCOME SECURITIES

The Portfolio may invest in a variety of debt and fixed income securities. These securities share three principal risks: First, the level of interest income generated by the Portfolio's fixed income investments may decline due to a decrease in market interest rates. Thus, when fixed income securities mature or are sold, they may be replaced by lower-yielding investments. Second, their values fluctuate with changes in interest rates. Thus, a decrease in interest rates will generally result in an increase in the value of the Portfolio's fixed income investments. Conversely, during periods of rising interest rates, the value of the Portfolio's fixed income investments will generally decline. The magnitude of these fluctuations will generally be greater when the Portfolio's duration or average maturity is longer. Changes in the value of portfolio securities will not affect interest income from those securities, but will be reflected in the Portfolio's net asset value. In addition, certain of these securities are subject to credit risk, which is the risk that an issuer of securities will be unable to pay principal and interest when due, or that the value of the security will suffer because investors believe the issuer is unable to pay. The most common types of these instruments, and the associated risks, are described below. Subject to its investment policies and applicable law, the Portfolio may invest in these and other instruments.

U.S. Government Obligations. U.S. Government securities include (1) U.S. Treasury bills (maturity of one year or less), U.S. Treasury notes (maturity of one to ten years) and U.S. Treasury bonds (maturities generally greater than ten years) and (2) obligations issued or guaranteed by U.S. Government agencies or instrumentalities which are supported by any of the following: (a) the full faith and credit of the U.S. Government (such as GNMA certificates); (b) the right of the issuer to borrow an amount limited to a specific line of credit from the U.S. Government (such as obligations of the Federal Home Loan Banks);
(c) the discretionary authority of the U.S. Government to purchase certain obligations of agencies or instrumentalities (such as securities issued by Fannie Mae); or (d) only the credit of the instrumentality (such as securities issued by Freddie Mac). In the case of obligations not backed by the full faith and credit of the United States, the Portfolio must look principally to the agency or instrumentality issuing or guaranteeing the obligation for ultimate repayment and may not be able to assert a claim against the United States itself in the event the agency or instrumentality does not meet its commitments. Neither the U.S. Government nor any of its agencies or instrumentalities guarantees the market value of the securities they issue. Therefore, the market value of such securities will fluctuate in response to changes in interest rates.

Variable and floating rate securities. Variable and floating rate securities provide for a periodic adjustment in the interest rate paid on the obligations. The terms of such obligations must provide that interest rates are adjusted periodically based upon an interest rate adjustment index as provided in the respective obligations. The adjustment intervals may be regular, and range from daily up to annually, or may be event based, such as based on a change in the prime rate.

The Portfolio may invest in floating rate debt instruments ("floaters") and engage in credit spread trades. The interest rate on a floater is a variable rate which is tied to another interest rate, such as a corporate bond index or Treasury bill rate. The interest rate on a floater resets periodically, typically every six months. While, because of the interest rate reset feature, floaters provide the Portfolio with a certain degree of protection against rising interest rates, the Portfolio will participate in any declines in interest rates as well. A credit spread trade is an investment position relating to a difference in the prices or interest rates of two bonds or other securities or currencies, where the value of the investment position is determined by movements in the difference between the prices or interest rates, as the case may be, of the respective securities or currencies.

The Portfolio may also invest in inverse floating rate debt instruments ("inverse floaters"). The interest rate on an inverse floater resets in the opposite direction from the market rate of interest to which the inverse floater is indexed. An inverse floating rate security may exhibit greater price volatility than a fixed rate obligation of similar credit quality.

A floater may be considered to be leveraged to the extent that its interest rate varies by a magnitude that exceeds the magnitude of the change in the index rate of interest. The higher degree of leverage inherent in some floaters is associated with greater volatility in their market values. With respect to purchasable variable and floating rate instruments, the Adviser will consider the earning power, cash flows and liquidity ratios of the issuers and guarantors of such instruments and, if the instruments are subject to a demand feature, will monitor their financial status to meet payment on demand. Such instruments may include variable amount master demand notes that permit the indebtedness thereunder to vary in addition to providing for periodic adjustments in the interest rate. The absence of an active secondary market with respect to particular variable and floating rate instruments could make it difficult for the Portfolio to dispose of a variable or floating rate note if the issuer defaulted on its payment obligation or during periods that the Portfolio is not entitled to exercise its demand rights, and the Portfolio could, for these or other reasons, suffer a loss with respect to such instruments. In determining average-weighted portfolio maturity, an instrument will be deemed to have a maturity equal to either the period remaining until the next interest rate adjustment or the time the Portfolio involved can recover payment of principal as specified in the instrument, depending on the type of instrument involved.

Inflation-Indexed Securities. Inflation indexed bonds are fixed income securities whose principal value is periodically adjusted according to the rate of inflation. Two structures are common. The U.S. Treasury and some other issuers use a structure that accrues inflation into the principal value of the bond. Most other issuers pay out the index-based accruals as part of a semiannual coupon. The Portfolio may also invest in inflation-indexed securities with other structures or characteristics as such securities become available in the market. It is currently expected that other types of inflation-indexed securities would have characteristics similar to those described below.

Inflation indexed securities issued by the U.S. Treasury have maturities of five, ten or thirty years, although it is possible that securities with other maturities will be issued in the future. The U.S. Treasury securities pay interest on a semi-annual basis, equal to a fixed percentage of the inflation-adjusted principal amount. The interest rate on these bonds is fixed at issuance, but over the life of the bond this interest may be paid on an increasing or decreasing principal value that has been adjusted for inflation.

Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed in the case of U.S. Treasury inflation indexed bonds, even during a period of deflation. However, the current market value of the bonds is not guaranteed, and will fluctuate. The Portfolio may also invest in other inflation-related bonds which may or may not provide a similar guarantee. If a guarantee of principal is not provided, the adjusted principal value of the bond repaid at maturity may be less than the original principal amount.

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The value of inflation-indexed bonds is expected to fluctuate in response to changes in real interest rates, which are in turn tied to the relationship between nominal interest rates and the rate of inflation. Therefore, if inflation were to rise at a faster rate than nominal interest rates, real interest rates might decline, leading to an increase in value of inflation indexed bonds. In contrast, if nominal interest rates increased at a faster rate than inflation, real interest rates might rise, leading to a decrease in value of inflation indexed bonds. Although the principal value of these securities declines in periods of deflation, holders at maturity receive no less than par. If inflation is lower than expected during the period the Portfolio holds the security, the Portfolio may earn less on the security than on a conventional bond. Any increase in principal value is taxable in the year the increase occurs, even though holders do not receive cash representing the increase at that time.

While these securities are expected to be protected from long-term inflationary trends, short-term increases in inflation may lead to a decline in value. If interest rates rise due to reasons other than inflation (for example, due to changes in currency exchange rates), investors in these securities may not be protected to the extent that the increase is not reflected in the bond's inflation measure.


The U.S. Treasury has only recently begun issuing inflation indexed bonds. Certain foreign governments, such as the United Kingdom, Canada and Australia, have a longer history of issuing inflation indexed bonds, and there may be a more liquid market in certain of these countries for these securities.


The periodic adjustment of U.S. inflation indexed bonds is currently tied to the Consumer Price Index for Urban Consumers ("CPI-U"), which is calculated monthly by the U.S. Bureau of Labor Statistics. The CPI-U is a measurement of changes in the cost of living, made up of components such as housing, food, transportation and energy. Inflation indexed bonds issued by a foreign government are generally adjusted to reflect a comparable inflation index, calculated by that government. There can no assurance that the CPI-U or any foreign inflation index will accurately measure the real rate of inflation in the prices of goods and services. In addition, there can be no assurance that the rate of inflation in a foreign country will be correlated to the rate of inflation in the United States.

Mortgage-Related Securities. Mortgage-related securities represent an interest in a pool of mortgages made by lenders such as commercial banks, savings and loan institutions, mortgage bankers and others. Mortgage-related securities may be issued by governmental, government-related or non-governmental entities, and provide regular payments which consist of interest and, in most cases, principal. In contrast, other forms of debt securities normally provide for periodic payment of interest in fixed amounts with principal payments at maturity or specified call dates. In effect, payments on mortgage-related securities are a "pass-through" of the payments made by the individual borrowers on their mortgage loans, net of any fees paid to the issuer or guarantor of such securities. Additional payments to holders of mortgage-related securities are caused by repayments resulting from the sale of the underlying property, refinancing or foreclosure, net of fees or costs that may be incurred.

As prepayment rates of individual pools of mortgage loans vary widely, it is not possible to predict accurately the average life of a particular security. Although mortgage-related securities are issued with stated maturities of up to forty years, unscheduled or early payments of principal and interest on the underlying mortgages may shorten considerably the securities' effective maturities. The volume of prepayments of principal on a pool of mortgages underlying a particular mortgage-related security will influence the yield of that security, and the principal returned to the Portfolio may be reinvested in instruments whose yield may be higher or lower than that which might have been obtained had such prepayments not occurred. When interest rates are declining, such prepayments usually increase, and reinvestments of such principal prepayments will be at a lower rate than that on the original mortgage-related security. An increase in mortgage prepayments could cause the Portfolio to incur a loss on a mortgage-related security that was purchased at a premium. On the other hand, a decrease in the rate of prepayments, resulting from an increase in market interest rates or other causes, may extend the effective maturities of mortgage-related securities, increasing their sensitivity to changes in market interest rates and potentially increasing the volatility of the Portfolio's shares. The rate of prepayment may also be affected by general economic conditions, the location and age of the mortgages, and other social and demographic conditions. In determining the average maturity or duration of a mortgage-related security, the Portfolio's Adviser must apply certain assumptions and projections about the maturity and prepayment of such security; actual prepayment rates may differ. Because of prepayments, mortgage-related securities may have less potential for capital appreciation during periods of declining interest rates than other securities of comparable maturities, although they may have a similar risk of decline in market value during periods of rising interest rates.

Most issuers or poolers provide guarantees of payments, regardless of whether the mortgagor actually makes the payment. The guarantees made by issuers or poolers are often backed by various forms of credit, insurance and collateral, although these may be in amounts less than the full obligation of the pool to its shareholders.

Pools often consist of whole mortgage loans or participations in loans. The majority of these loans are made to purchasers of one- to four-family homes. The terms and characteristics of the mortgage instruments are generally uniform within a pool but may vary among pools. For example, in addition to fixed-rate, fixed-term mortgages, the Portfolio may purchase pools of variable-rate mortgages, growing-equity mortgages, graduated-payment mortgages and other types.

All poolers apply standards for qualification to lending institutions that originate mortgages for the pools. Poolers also establish credit standards and underwriting criteria for individual mortgages included in the pools. In addition, many mortgages included in pools are insured through private mortgage insurance companies.

The average life of mortgage-related securities varies with the maturities and the nature of the underlying mortgage instruments. For example, securities issued by the Government National Mortgage Association ("GNMA") tend to have a longer average life than participation certificates ("PCs") issued by the Federal Home Loan Mortgage Corporation ("FHLMC") because there is a tendency for the conventional and privately-insured mortgages underlying FHLMC PCs to repay at faster rates than the Federal Housing Administration and Veterans Administration loans underlying GNMAs. In addition, the term of a security may be shortened by unscheduled or early payments of principal and interest on the underlying mortgages. The occurrence of mortgage prepayments is affected by factors including the level of interest rates, general economic conditions, the location and age of the mortgage and other social and demographic conditions.

In determining the dollar-weighted average maturity of the Portfolio, the Portfolio's Adviser will follow industry practice in assigning an average life to the mortgage-related securities held by the Portfolio unless the interest rate on the mortgages underlying the securities is such that a different prepayment rate is likely. For example, if a GNMA has a high interest rate relative to the market, that GNMA is likely to have a shorter overall maturity than a GNMA with a market rate coupon. Moreover, the Adviser may deem it appropriate to change the projected average life for the Portfolio's mortgage-related securities as a result of fluctuations in market interest rates and other factors.

Yields on mortgage-related securities are typically quoted based on the maturity of the underlying instruments and the associated average life assumption. Actual prepayment experience may cause the yield to differ from the yield expected on the basis of average life. Reinvestment of the prepayments may occur at higher or lower interest rates than the original investment, thus affecting the yield of the Portfolio. The compounding effect from reinvestments of monthly payments received by the Portfolio will increase the yield to shareholders compared to bonds that pay interest semi-annually.

Government Mortgage-Related Securities. GNMA is the principal federal government guarantor of mortgage-related securities. GNMA is a wholly owned U.S. Government corporation within the Department of Housing and Urban Development. GNMA pass-through securities are considered to have a relatively low risk of default in that (1) the underlying mortgage loan portfolio is comprised entirely of government-backed loans and (2) the timely payment of both principal and interest on the securities is guaranteed by the full faith and credit of the U.S. Government, regardless of whether they have been collected. GNMA pass-through securities are, however, subject to the same market risk as comparable debt securities. Therefore, the effective maturity and market value of the Portfolio's GNMA securities can be expected to fluctuate in response to changes in interest rate levels.

Residential mortgage loans are also pooled by Freddie Mac, a corporate instrumentality of the U.S. Government. The mortgage loans in Freddie Mac's portfolio are not government backed; Freddie Mac, not the U.S. Government, guarantees the timely payment of interest and ultimate collection of principal on Freddie Mac securities. Freddie Mac also issues guaranteed mortgage certificates, on which it guarantees semiannual interest payments and a specified minimum annual payment of principal.

Fannie Mae is a government-sponsored corporation owned entirely by private stockholders. It is subject to general regulation by the Secretary of Housing and Urban Development. Fannie Mae purchases residential mortgages from a list of approved seller/servicers, which include savings and loan associations, savings banks, commercial banks, credit unions and mortgage bankers. Pass-through securities issued by Fannie Mae are guaranteed as to timely payment of principal and interest only by Fannie Mae, not the U.S. Government.

Privately Issued Mortgage-Related Securities. Mortgage-related securities offered by private issuers include pass-through securities comprised of pools of residential mortgage loans; mortgage-backed bonds which are considered to be debt obligations of the institution issuing the bonds and are collateralized by mortgage loans; and bonds and collateralized mortgage obligations ("CMOs") which are collateralized by mortgage-related securities issued by Freddie Mac, Fannie Mae or GNMA or by pools of mortgages.

CMOs are typically structured with classes or series that have different maturities and are generally retired in sequence. Each class of obligations receives periodic interest payments according to the coupon rate on the obligations. However, all monthly principal payments and any prepayments from the collateral pool are generally paid first to the "Class 1" holders. Thereafter, all payments of principal are generally allocated to the next most senior class of obligations until that class of obligations has been fully repaid. Although full payoff of each class of obligations is contractually required by a certain date, any or all classes of obligations may be paid off sooner than expected because of an increase in the payoff speed of the pool. Other allocation methods may be used. Payment of interest or principal on some classes or series of a CMO may be subject to contingencies or some classes or series may bear some or all of the risk of default on the underlying mortgages.

Mortgage-related securities created by non-governmental issuers generally offer a higher rate of interest than government and government-related securities because there are no direct or indirect government guarantees of payment in the former securities, resulting in higher risks. Where privately issued securities are collateralized by securities issued by Freddie Mac, Fannie Mae or GNMA, the timely payment of interest and principal is supported by the government-related securities collateralizing such obligations. The market for conventional pools is smaller and less liquid than the market for the government and government-related mortgage pools.

Certain private mortgage pools are organized in such a way that the SEC staff considers them to be closed-end investment companies. The Portfolio's investment in such pools is constrained by federal statute, which restricts investments in the shares of other investment companies.

The private mortgage-related securities in which the Portfolio may invest include foreign mortgage pass-through securities ("Foreign Pass-Throughs"), which are structurally similar to the pass-through instruments described above. Such securities are issued by originators of and investors in mortgage loans, including savings and loan associations, mortgage bankers, commercial banks, investment bankers, specialized financial institutions and special purpose subsidiaries of the foregoing. Foreign Pass-

Throughs usually are backed by a pool of fixed rate or adjustable-rate mortgage loans. Certain Foreign Pass-Throughs in which the Portfolio invests typically are not guaranteed by an entity having the credit status of GNMA, but generally utilize various types of credit enhancement.

Asset-Backed Securities. Asset-backed securities refer to securities that directly or indirectly represent a participation in, or are secured by and payable from, assets such as motor vehicle installment sales, installment loan contracts, leases of various types of real and personal property and receivables from revolving credit (credit card) agreements.

Such assets are securitized through the use of trusts or special purpose corporations. Asset-backed securities are backed by a pool of assets representing the obligations often of a number of different parties. Certain of such securities may be illiquid.

The principal on asset-backed securities, like that on mortgage-backed securities, may be prepaid at any time. As a result, if such securities are purchased at a premium, a prepayment rate that is faster than expected will reduce yield to maturity, while a prepayment rate that is slower than expected will have the opposite effect. Conversely, if the securities are purchased at a discount, prepayments faster than expected will increase yield to maturity and prepayments slower than expected will decrease it. Accelerated prepayments also reduce the certainty of the yield because the Portfolio must reinvest the assets at the then-current rates. Accelerated prepayments on securities purchased at a premium also impose a risk of loss of principal. On the other hand, a decrease in the rate of prepayments may extend the effective maturities of the securities, increasing their sensitivity to changes in market interest rates and potentially increasing the volatility of the Portfolio's shares. The rate of prepayment may also be affected by general economic conditions and other social and demographic conditions.

Each type of asset-backed security also entails unique risks depending on the type of assets involved and the legal structure used. For example, credit card receivables are generally unsecured obligations of the credit card holder and the debtors are entitled to the protection of a number of state and federal consumer credit laws, many of which give such debtors the right to set off certain amounts owed on the credit cards, thereby reducing the balance due. There have also been proposals to cap the interest rate that a credit card issuer may charge. In some transactions, the value of the asset-backed security is dependent on the performance of a third party acting as credit enhancer or servicer. Furthermore, in some transactions (such as those involving the securitization of vehicle loans or leases) it may be administratively burdensome to perfect the interest in the underlying collateral, and the underlying collateral may become damaged or stolen.

Most issuers of automobile receivables permit the servicers to retain possession of the underlying obligations. If the servicer were to sell these obligations to another party, there is a risk that the purchaser would acquire an interest superior to that of the holders of the related automobile receivables. In addition, because of the large number of vehicles involved in a typical issuance and technical requirements under state laws, the trustee for the holders of the automobile receivables may not have a proper security interest in all of the obligations backing such receivables. Therefore, there is the possibility that recoveries on repossessed collateral may not, in some cases, be available to support payments on these securities. Because asset-backed securities are relatively new, the market experience in these securities is limited and the market's ability to sustain liquidity through all phases of the market cycle is not certain.

Municipal Obligations. Municipal obligations include obligations issued to obtain funds for various public purposes, including constructing a wide range of public facilities, such as bridges, highways, housing, hospitals, mass transportation, schools and streets. Other public purposes for which municipal obligations may be issued include the refunding of outstanding obligations, the obtaining of funds for general operating expenses and the making of loans to other public institutions and facilities. In addition, certain types of industrial development bonds ("IDBs") and private activity bonds ("PABs") are issued by or on behalf of public authorities to finance various privately operated facilities, including certain pollution control facilities, convention or trade show facilities, and airport, mass transit, port or parking facilities.

Municipal obligations also include short-term tax anticipation notes, bond anticipation notes, revenue anticipation notes and other forms of short-term debt obligations. Such notes may be issued with a short-term maturity in anticipation of the receipt of tax payments, the proceeds of bond placements or other revenues. Municipal obligations also include municipal lease obligations and certificates of participation. Municipal lease obligations, which are issued by state and local governments to acquire land, equipment and facilities, typically are not fully backed by the municipality's credit, and, if funds are not appropriated for the following year's lease payments, a lease may terminate, with the possibility of default on the lease obligation and significant loss to the Portfolio. Certificates of participation are participations in municipal lease obligations or installment sales contracts. Each certificate represents a proportionate interest in or right to the payments made.

The two principal classifications of municipal obligations are "general obligation" and "revenue" bonds. "General obligation" bonds are secured by the issuer's pledge of its faith, credit and taxing power. "Revenue" bonds are payable only from the revenues derived from a particular facility or class of facilities or from the proceeds of a special excise tax or other specific revenue source such as the corporate user of the facility being financed. IDBs and PABs are usually revenue bonds and are not payable from the unrestricted revenues of the issuer. The credit quality of IDBs and PABs is usually directly related to the credit standing of the corporate user of the facilities.

The ability of state, county or local governments to meet their obligations will depend primarily on the availability of tax and other revenues to those governments and on their fiscal conditions generally. The amounts of tax and other revenues available to governmental issuers may be affected from time to time by economic, political and demographic conditions within or outside of the particular state. In addition, constitutional or statutory restrictions may limit a government's power to raise revenues or increase taxes. The availability of federal, state and local aid to issuers of municipal securities may also affect their ability to meet their obligations. Payments of principal and interest on revenue bonds will depend on the economic condition of the facility or specific revenue source from whose revenues the payments will be made. The facility's economic status, in turn, could be affected by economic, political and demographic conditions affecting the particular state.

Corporate Debt Securities. The Portfolio may invest in debt securities (i.e., bonds, debentures, notes and other similar debt instruments) of domestic or foreign non-governmental issuers which meet the minimum credit quality criteria, if any, set forth for the Portfolio. Corporate debt securities may pay fixed or variable rates of interest, or interest at a rate contingent upon some other factor, such as the price of some commodity. These securities may include warrants, may be convertible into preferred or common equity, or may be bought as part of a unit containing common stock.

Lower-Rated Securities. Non-investment grade securities, i.e., securities rated below Baa by Moody's and/or BBB by S&P or comparable ratings of other NRSROs or unrated securities of comparable quality, are described as "speculative" by Moody's and S&P and may be subject to greater market fluctuations and greater risk of loss of income or principal, including a greater possibility of default or bankruptcy of the issuer of such securities, than are more highly rated debt securities. Such securities are commonly referred to as "junk bonds." The Portfolio's Adviser seeks to minimize the risks of investing in all securities through diversification, in-depth credit analysis and attention to current developments in interest rates and market conditions and will monitor the ratings of securities held by the Portfolio and the creditworthiness of their issuers. If the rating of a security in which the Portfolio has invested falls below the minimum rating in which the Portfolio is permitted to invest, the Portfolio will either dispose of that security within a reasonable time or hold the security for so long as the Portfolio's Adviser determines appropriate for the Portfolio, having due regard for market conditions, tax implications an other applicable factors.

A lower-rated debt security may be callable, i.e., subject to redemption at the option of the issuer at a price established in the security's governing instrument. If a debt security held by the Portfolio is called for redemption, the Portfolio will be required to permit the issuer to redeem the security or sell it to a third party. Either of these actions could have an adverse effect on the Portfolio's ability to achieve its investment objective because, for example, the Portfolio may be able to reinvest the proceeds only in securities with lower yields or may receive a price upon sale that is lower than it would have received in the absence of the redemption. If the Portfolio experiences unexpected net redemptions, it may be forced to sell its higher-rated securities, resulting in a decline in the overall credit quality of the Portfolio's investment portfolio and increasing the exposure of the Portfolio to the risks of lower-rated securities.

At certain times in the past, the prices of many lower-rated securities declined, indicating concerns that issuers of such securities might experience financial difficulties. At those times, the yields on lower-rated securities rose dramatically, reflecting the risk that holders of such securities could lose a substantial portion of their value as a result of the issuers' financial restructuring or default. There can be no assurance that such declines will not recur.

The ratings of Moody's, S&P or other NRSROs represent the opinions of those agencies as to the quality of the debt securities that they rate. Such ratings are relative and subjective, and are not absolute standards of quality. Unrated debt securities are not necessarily of lower quality than rated securities, but they may not be attractive to as many buyers. If securities are rated investment grade by one rating organization and below investment grade by others, the Portfolio's investment Adviser may rely on the rating that it believes is more accurate and may consider the instrument to be investment grade. The Portfolio's Adviser will consider a security's quality and credit rating when determining whether such security is an appropriate investment. Subject to its investment objective, policies and applicable law, the Portfolio may purchase a security with the lowest rating.

The market for lower-rated securities may be thinner and less active than that for higher-rated securities, which can adversely affect the prices at which these securities can be sold, and may make it difficult for the Portfolio to obtain market quotations daily. If market quotations are not available, these securities will be valued by a method that the Portfolio's Board of Directors believe accurately reflects fair market value. Judgment may play a greater role in valuing lower-rated debt securities than is the case with respect to securities for which a broader range of dealer quotations and last-sale information is available. Adverse publicity and investor perceptions, whether or not based on fundamental analysis, may also decrease the values and liquidity of lower-rated securities, especially in a thinly traded market.

Although the prices of lower-rated bonds are generally less sensitive to interest rate changes than are higher-rated bonds, the prices of lower-rated bonds may be more sensitive to adverse economic changes and developments regarding the individual issuer. Although the market for lower-rated debt securities is not new, and the market has previously weathered economic downturns, there has been in recent years a substantial increase in the use of such securities to fund corporate acquisitions and restructurings. Accordingly, the past performance of the market for such securities may not be an accurate indication of its performance during future economic downturns or periods of rising interest rates. When economic conditions appear to be deteriorating, medium- to lower-rated securities may decline in value due to heightened concern over credit quality, regardless of the prevailing interest rates. Investors should carefully consider the relative risks of investing in high yield securities and understand that such securities are not generally meant for short-term investing.

Adverse economic developments can disrupt the market for lower-rated securities and severely affect the ability of issuers, especially highly leveraged issuers, to service their debt obligations or to repay their obligations upon maturity, which may lead to a higher incidence of default on such securities. Lower-rated securities are especially affected by adverse changes in the industries in which the issuers are engaged and by changes in the financial condition of the issuers. Highly leveraged issuers may also experience financial stress during periods of rising interest rates. In addition, the secondary market for lower-rated securities, which is concentrated in relatively few market makers, may not be as liquid as the secondary market for more highly rated securities. As a result, the Portfolio could find it more difficult to sell these securities or may be able to sell the securities only at prices lower than if such securities were widely traded.

Stripped Securities. Stripped securities are created by separating bonds into their principal and interest components and selling each piece separately (commonly referred to as IOs and POs). The yield to maturity on an IO or PO class of stripped mortgage-backed securities is extremely sensitive not only to changes in prevailing interest rates but also to the rate of principal payments (including prepayments) on the underlying assets. A rapid rate of principal prepayments may have a measurably adverse effect on the Portfolio's yield to maturity to the extent it invests in IOs. If the assets underlying the IOs experience greater than anticipated prepayments of principal, the Portfolio may fail to recoup fully its initial investment in these securities. Conversely, POs tend to increase in value if prepayments are greater than anticipated and decline if prepayments are slower than anticipated. The secondary market for stripped securities may be more volatile and less liquid than that for other securities, potentially limiting the Portfolio's ability to buy or sell those securities at any particular time.

Zero Coupon and Pay-In-Kind Securities. A zero coupon bond is a security that makes no fixed interest payments but instead is sold at a discount from its face value. The bond is redeemed at its face value on the specified maturity date. Zero coupon bonds may be issued as such, or they may be created by a broker who strips the coupons from a bond and separately sells the rights to receive principal and interest. The prices of zero coupon bonds tend to fluctuate more in response to changes in market interest rates than do the prices of interest-paying debt securities with similar maturities. The Portfolio investing in zero coupon bonds generally accrues income on such securities prior to the receipt of cash payments. Since the Portfolio must distribute substantially all of its income to shareholders to qualify as a regulated investment company under federal income tax law, to the extent the Portfolio invests in zero coupon bonds, it may have to dispose of other securities, including at times when it may be disadvantageous to do so, to generate the cash necessary for the distribution of income attributable to its zero coupon bonds. Pay-in-kind securities have characteristics similar to those of zero coupon securities, but interest on such securities may be paid in the form of obligations of the same type rather than cash.

COMMERCIAL PAPER AND OTHER SHORT-TERM INVESTMENTS

The Portfolio may invest or hold cash or other short-term investments, including commercial paper. Commercial paper represents short-term unsecured promissory notes issued in bearer form by banks or bank holding companies, corporations and finance companies. The Portfolio may purchase commercial paper issued pursuant to the private placement exemption in Section 4(2) of the Securities Act of 1933. Section 4(2) paper is restricted as to disposition under federal securities laws in that any resale must similarly be made in an exempt transaction. The Portfolio may or may not regard such securities as illiquid, depending on the circumstances of each case.

The Portfolio may also invest in obligations (including certificates of deposit, demand and time deposits and bankers' acceptances) of U.S. banks and savings and loan institutions. While domestic bank deposits are insured by an agency of the U.S. Government, the Portfolio will generally assume positions considerably in excess of the insurance limits.

LOAN PARTICIPATIONS AND ASSIGNMENTS

The purchase of loan participations and assignments entails special risks. The Portfolio's ability to receive payments of principal and interest and other amounts in connection with loan participations and assignments will depend primarily on the financial condition of the borrower. The failure by the Portfolio to receive scheduled interest or principal payments on a loan participation or assignment would adversely affect the income of the Portfolio and would likely reduce the value of its assets. Because loan participations are not generally rated by independent credit rating agencies, a decision by the Portfolio to invest in a particular loan participation will depend almost exclusively on the Adviser's credit analysis of the borrower. In addition to the other risks associated with investments in debt securities, participations and assignments involve the additional risk that the insolvency of any financial institution interposed between the Portfolio and the borrower could delay or prevent the flow of payments from the borrower on the underlying loan. The Portfolio may have limited rights to enforce the terms of the underlying loan, and the liquidity of loan participations and assignments may be limited.

The borrower of a loan in which the Portfolio holds a participation interest may, either at its own election or pursuant to terms of the loan documentation, prepay amounts of the loan from time to time. There is no assurance that the Portfolio will be able to reinvest the proceeds of any loan prepayment at the same interest rate or on the same terms as those of the original loan participation.

Corporate loans in which the Portfolio may purchase a loan participation or assignment are made generally to finance internal growth, mergers, acquisitions, stock repurchases, leveraged buy-outs, and other corporate activities. The highly leveraged capital structure of the borrowers in certain of these transactions may make such loans especially vulnerable to adverse changes in economic or market conditions.

Certain of the loan participations or assignments acquired by the Portfolio may involve unfunded commitments of the lenders or revolving credit facilities under which a borrower may from time to time borrow and repay amounts up to the maximum amount of the facility. In such cases, the Portfolio would have an obligation to advance its portion of such additional borrowings upon the terms specified in the loan documentation.

INDEXED SECURITIES AND STRUCTURED NOTES

The values of indexed securities and structured notes are linked to currencies, other securities, interest rates, commodities, indices or other financial indicators ("reference instruments"). These instruments differ from other types of debt securities in several respects. The interest rate or principal amount payable at maturity may vary based on changes in one or more specified reference instruments, such as a floating interest rate compared with a fixed interest rate or the currency exchange rates between two currencies (neither of which need be the currency in which the instrument is denominated). An indexed security or structured note may be positively or negatively indexed; that is, its value or interest rate may increase or decrease if the value of the reference instrument increases. Further, the change in the principal amount payable with respect to, or the interest rate of, an indexed security or structured note may be a multiple of the percentage change (positive or negative) in the value of the underlying reference instrument(s).

Investment in indexed securities and structured notes involves certain risks, including the credit risk of the issuer and the normal risks of price changes in response to changes in interest rates. Further, in the case of certain indexed securities or structured notes, a decline in the reference instrument may cause the interest rate to be reduced to zero, and any further declines in the reference instrument may then reduce the principal amount payable on maturity. Finally, these securities may be less liquid than other types of securities, and may be more volatile than their underlying reference instruments.

FORWARD COMMITMENTS

The Portfolio may enter into commitments to purchase securities on a "forward commitment" basis, including purchases on a "when-issued" basis or a "to be announced" basis. When such transactions are negotiated, certain terms may be fixed at the time the commitment is made, but delivery and payment for the securities takes place at a later date. Such securities are often the most efficiently priced and have the best liquidity in the bond market. During the period between a commitment and settlement, no payment is made by the purchaser for the securities purchased and, thus, no interest accrues to the purchaser from the transaction. In a "to be announced" transaction, the Portfolio commits to purchase securities for which all specific information is not yet known at the time of the trade, particularly the exact face amount in forward commitment mortgage-backed securities transactions.

The Portfolio may sell the securities subject to a forward commitment purchase, which may result in a gain or loss. When the Portfolio purchases securities on a forward commitment basis, it assumes the risks of ownership, including the risk of price fluctuation, at the time of purchase, not at the time of receipt. Purchases of forward commitment securities also involve a risk of loss if the seller fails to deliver after the value of the securities has risen. Depending on market conditions, the Portfolio's forward commitment purchases could cause its net asset value to be more volatile.

The Portfolio may also enter into a forward commitment to sell securities it owns and will generally do so only with the intention of actually delivering the securities. The use of forward commitments enables the Portfolio to hedge against anticipated changes in interest rates and prices. In a forward sale, the Portfolio does not participate in gains or losses on the security occurring after the commitment date. Forward commitments to sell securities also involve a risk of loss if the seller fails to take delivery after the value of the securities has declined.

Forward commitment transactions involve additional risks similar to those associated with investments in options and futures contracts. See "Risks of Futures Contracts and Options Thereon."

RESTRICTED AND ILLIQUID SECURITIES

Restricted securities are securities subject to legal or contractual restrictions on their resale, such as private placements. Such restrictions might prevent the sale of restricted securities at a time when the sale would otherwise be desirable. No securities for which there is not a readily available market ("illiquid securities") will be acquired by the Portfolio if such acquisition would cause the aggregate value of illiquid securities to exceed 15% of the Portfolio's net assets.

Under SEC regulations, certain securities acquired through private placements can be traded freely among qualified purchasers. The SEC has stated that an investment company's board of directors, or its investment adviser acting under authority delegated by the board, may determine that a security eligible for trading under this rule is "liquid." The Portfolio intends to rely on this rule, to the extent appropriate, to deem specific securities acquired through private placement as "liquid." The Board has delegated to the Portfolio's Adviser the responsibility for determining whether a particular security eligible for trading under this rule is "liquid." Investing in these restricted securities could have the effect of increasing the Portfolio's illiquidity if qualified purchasers become, for a time, uninterested in buying these securities.

Restricted securities may be sold only (1) pursuant to SEC Rule 144A or other exemption, (2) in privately negotiated transactions or (3) in public offerings with respect to which a registration statement is in effect under the Securities Act of 1933, as amended. Rule 144A securities, although not registered in the U.S., may be sold to qualified institutional buyers in accordance with Rule 144A under the Securities Act of 1933, as amended. The Portfolio's Adviser, acting pursuant to guidelines established by the Board of Directors, may determine that some Rule 144A securities are liquid for purposes of limitations on the amount of illiquid investments the Portfolio may own. Where registration is required, the Portfolio may be obligated to pay all or part of the registration expenses and a considerable period may elapse between the time of the decision to sell and the time the Portfolio may be permitted to sell a security under an effective registration statement. If, during such a period, adverse market conditions were to develop, the Portfolio might obtain a less favorable price than prevailed when it decided to sell.

Illiquid securities may be difficult to value, and the Portfolio may have difficulty disposing of such securities promptly. The Portfolio does not consider foreign securities to be restricted if they can be freely sold in the principal markets in which they are traded, even if they are not registered for sale in the U.S.

EQUITY SECURITIES


The Portfolio may directly or indirectly invest its assets in equity securities. Among other risks, prices of equity securities generally fluctuate more than those of other securities. The Portfolio may experience a substantial or complete loss on an individual stock. These risks may affect a single issuer, industry or section of the economy or may affect the market as a whole.

SECURITIES OF OTHER INVESTMENT COMPANIES

Investments in other investment companies may involve the payment of substantial premiums above the net asset value of such issuers' portfolio securities, and the total return on such investments will be reduced by the operating expenses and fees of such investment companies, including advisory fees. These fees would be in addition to any fees paid by the Portfolio. The Portfolio may invest in both closed-end and open-end investment companies.

REPURCHASE AGREEMENTS


A repurchase agreement is an agreement under which securities are acquired from a securities dealer or bank subject to resale at an agreed upon price and date. The securities are held by the Portfolio as collateral until retransferred and will be supplemented by additional collateral if necessary to maintain a total market value equal to or in excess of the value of the repurchase agreement. The Portfolio bears a risk of loss in the event that the other party to a repurchase agreement defaults on its obligations and the Portfolio is delayed or prevented from exercising its rights to dispose of the collateral securities. The Portfolio also bears the risk that the proceeds from any sale of collateral will be less than the repurchase price. Repurchase agreements may be viewed as a loan by the Portfolio. The Portfolio will consider repurchase agreements secured by obligations of the U.S. Government and its agencies and instrumentalities to be obligations of the U.S. Government and its agencies and instrumentalities for purposes of its investment restrictions.


REVERSE REPURCHASE AGREEMENTS AND OTHER BORROWING

A reverse repurchase agreement is a portfolio management technique in which the Portfolio temporarily transfers possession of a portfolio instrument to another person, such as a financial institution or broker-dealer, in return for cash. At the same time, the Portfolio agrees to repurchase the instrument at an agreed upon time (normally within seven days) and price, including an interest payment. While engaging in reverse repurchase agreements, the Portfolio will maintain liquid assets in a segregated account at its custodian bank with a value at least equal to the Portfolio's obligation under the agreements, adjusted daily. Reverse repurchase agreements may expose the Portfolio to greater fluctuations in the value of its assets and render the segregated assets unavailable for sale or other disposition. Reverse repurchase agreements may be viewed as a borrowing by the Portfolio.

The Portfolio may also enter into dollar roll transactions in which the Portfolio sells a fixed income security for delivery in the current month and simultaneously contracts to purchase substantially similar (same type, coupon and maturity) securities at an agreed upon future time. By engaging in the dollar roll transaction the Portfolio forgoes principal and interest paid on the security that is sold, but receives the difference between the current sales price and the forward price for the future purchase. The Portfolio would also be able to earn interest on the income that is received from the initial sale.

The obligation to purchase securities on a specified future date involves the risk that the market value of the securities that the Portfolio is obligated to purchase may decline below the purchase price. In addition, in the event the other party to the transaction files for bankruptcy, becomes insolvent or defaults on its obligation, the Portfolio may be adversely affected.

The Portfolio will limit its investments in reverse repurchase agreements and other borrowing (including dollar roll transactions) to no more than one-third of its total assets. To avoid potential leveraging effects of such borrowing, the Portfolio will not make investments while its borrowing (including reverse repurchase agreements but excluding dollar rolls) is in excess of 5% of its total assets. To avoid potential leveraging effects of dollar rolls, the Portfolio will segregate assets as required by the 1940 Act.

The 1940 Act requires the Portfolio to maintain continuous asset coverage (that is, total assets less liabilities other than the borrowing and other senior securities) of at least 300% of the amount borrowed. If the asset coverage should decline below 300% as a result of market fluctuations or for other reasons, the Portfolio may be required to sell some of its holdings within three days to reduce the debt and restore the 300% asset coverage, even though it may be disadvantageous from an investment standpoint to sell securities at that time. Borrowing may increase the effect on net asset value of any increase or decrease in the market value of the Portfolio.

Money borrowed will be subject to interest costs, which may or may not be recovered by appreciation of the securities purchased. The Portfolio also may be required to maintain minimum average balances in connection with such borrowing or to pay a commitment or other fee to maintain a line of credit; either of these requirements would increase the cost of borrowing over the stated interest rate. The Portfolio may enter into reverse repurchase agreements and dollar roll transactions as a method of borrowing.

LOANS OF PORTFOLIO SECURITIES

The Portfolio may lend its portfolio securities, provided that cash or equivalent collateral, equal to at least 100% of the market value of the securities loaned, is continuously maintained by the borrower with the Portfolio. During the time securities are on loan, the borrower will pay the Portfolio an amount equivalent to any dividends or interest paid on such securities, and the Portfolio may invest the cash collateral and earn additional income, or it may receive an agreed upon amount of interest income from the borrower who has delivered equivalent collateral. These loans are subject to termination at the option of the Portfolio or the borrower. The Portfolio may pay administrative and custodial fees in connection with a loan and may pay a negotiated portion of the interest earned on the cash or equivalent collateral to the borrower or placing agent or broker. The Portfolio currently does not expect to have on loan at any given time securities totaling more than one-third of its net assets. The Portfolio runs the risk that the counterparty to a loan transaction will default on its obligation and that the value of the collateral received may decline before the Portfolio can dispose of it.

DURATION

Duration is a measure of the expected life of a fixed income security on a cash flow basis. Duration takes the time intervals over which the interest and principal payments are scheduled and weights each by the present values of the cash to be received at the corresponding future point in time. For any fixed income security with interest payments occurring prior to the payment of principal, duration is always less than maturity. For example, a current coupon bond with a maturity of 3.5 years will have a duration of approximately three years. In general, the lower the stated or coupon rate of interest of a fixed income security, the longer its duration; conversely, the higher the stated or coupon rate of interest of a fixed income security, the shorter its duration.

There may be circumstances under which even duration calculations do not properly reflect the interest rate exposure of a security. For example, floating variable rate securities may have final maturities of ten or more years; however, their interest exposure corresponds to the frequency of the coupon reset. Similarly, many mortgage pass-through securities may have stated final maturities of 30 years, but current prepayment rates are more critical in determining the security's interest rate exposure. In these situations, the Adviser may consider other analytical techniques that incorporate the economic life of a security into its determination of interest rate exposure.

DIVERSIFICATION


The Portfolio intends to remain diversified, as "diversified" is defined under the 1940 Act. In general, the Portfolio is "diversified" under the 1940 Act if at least 75% of the value of its total assets is represented by (i) cash, cash items, government securities and securities of other investment companies and (ii) securities limited in respect of any one issuer to 5% or less of the value of the total assets of the Portfolio and 10% or less of the outstanding voting securities of such issuer.


PORTFOLIO TURNOVER

The length of time the Portfolio has held a particular security is not generally a consideration in investment decisions. A change in the securities held by the Portfolio is known as "portfolio turnover." As a result of the Portfolio's investment policies, under certain market conditions the Portfolio's portfolio turnover rate may be higher than that of other mutual funds. Portfolio turnover generally involves some expense to the Portfolio, including brokerage commissions or dealer mark-ups and other transaction costs on the sale of securities and reinvestment in other securities. These transactions may result in realization of taxable capital gains. Higher portfolio turnover rates, such as those above 100%, are likely to result in higher brokerage commissions or other transactions costs and could give rise to a greater amount of taxable capital gains.

ALTERNATIVE INVESTMENT STRATEGIES

At times the Portfolio's Adviser may judge that conditions in the securities markets make pursuing the Portfolio's typical investment strategy inconsistent with the best interests of its shareholders. At such times, the Adviser may temporarily use alternative strategies, primarily designed to reduce fluctuations in the value of the Portfolio's assets. In implementing these defensive strategies, the Portfolio may invest without limit in securities that the Adviser believes present less risk to the Portfolio, including equity securities, debt and fixed income securities, preferred stocks, U.S. Government and agency obligations, cash or money market instruments, or in other securities the Adviser considers consistent with such defensive strategies, such as, but not limited to, options, futures, warrants or swaps. As a result of these strategies, the Portfolio may invest up to 100% of its assets in securities of U.S. issuers. It is impossible to predict when, or for how long, the Portfolio will use these alternative strategies. As a result of using these alternative strategies, the Portfolio may not achieve its investment objective.

NEW INVESTMENT PRODUCTS

New types of mortgage-backed and asset-backed securities, derivative instruments, hedging instruments and other securities or instruments are developed and marketed from time to time. Consistent with its investment limitations, the Portfolio expects to invest in those new types of securities and instruments that its Adviser believes may assist the Portfolio in achieving its investment objective.

INVESTMENT POLICIES


Except for investment policies designated as fundamental in the Prospectus or this SAI, the investment policies described in the Prospectus and in this SAI are not fundamental policies. Changes to fundamental investment policies require shareholder approval; the Directors may change any non-fundamental investment policy without shareholder approval.


RATINGS OF DEBT OBLIGATIONS

Moody's, S&P and other NRSROs are private organizations that provide ratings of the credit quality of debt obligations. The Portfolio may consider these ratings in determining whether to purchase, sell or hold a security. Ratings are not absolute assurances of quality. Consequently, securities with the same maturity, interest rate and rating may have different market prices. Credit rating agencies attempt to evaluate the safety of principal and interest payments and do not evaluate the risks of fluctuations in market value. Also, rating agencies may fail to make timely changes in credit ratings in response to subsequent events, so that an issuer's current financial condition may be better or worse than the rating indicates. Credit rating agencies receive fees from rated issuers in connection with the issuance of ratings.

VALUATION OF PORTFOLIO SHARES

As described in the Prospectus, the net asset value of a Portfolio share is determined daily for each class as of the close of regular trading on the Exchange, on every day the Exchange is open, by dividing the value of the total assets attributable to that class, less liabilities attributable to that class, by the number of shares of that class outstanding. Pricing will not be done on days when the Exchange is closed. The Exchange currently observes the following holidays: New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day, and Christmas Day.




MANAGEMENT OF THE PORTFOLIO

The business of the Portfolio is managed under the general direction of the Corporation's Board of Directors. Subject to the general supervision of the Board of Directors, the Manager is responsible for managing, either directly or through others hired for these purposes, the investment activities of the Portfolio and the Portfolio's business affairs and other administrative matters.

The standing committees of the Board of Directors include an Audit Committee, an Executive Committee, a Compensation Committee and a Governance and Nominating Committee. The Executive Committee, which consists of Messrs. McGagh (Chairman), Arnault, Simpson and Taber, may meet from time to time between Board meetings in order to consider relevant items requiring its consideration.

The Audit Committee, which consists of Ms. DeFrantz and Messrs. Arnault (Chairman), Siart and Simpson provides oversight with respect to the accounting and financial reporting policies and practices of the Corporation and, among other things, considers the selection of independent public accountants for the Corporation and the scope of the audit and approves all services proposed to be performed by those accountants on behalf of the Corporation.

The Governance and Nominating Committee, which consists of Messrs. Bryson (Chairman), Siart and Simpson, is responsible for the selection and nomination of the Directors and for considering matters relating to the operation of the Board and its Committees. The Governance and Nominating Committee may in its discretion consider nominees recommended by shareholders. Such recommendations should be submitted in writing to the Secretary of the Corporation at the address of the principal executive offices of the Corporation.

The Compensation Committee, which consists of Messrs. Simpson (Chairman), Bryson, McGagh and Siart, meets to review and make recommendations to the Board with respect to the compensation of the Independent Directors and Mr. Olson.

During the Corporation's fiscal year ended March 31, 2003, the Board of Directors met four times, the Compensation Committee met once and the Audit Committee met three times.

The table below provides information about each of the Corporation's Directors and officers, including biographical information about their business experience and information about their relationships with Legg Mason, Inc. and its affiliates. The mailing address of each Director and officer is 117 East Colorado Boulevard, Pasadena, CA 91105, unless otherwise indicated.

                                            TERM OF     NUMBER OF
                                          OFFICE AND    FUNDS IN
                          POSITION(S)      LENGTH OF      FUND           OTHER
                           HELD WITH         TIME        COMPLEX      DIRECTORSHIPS              PRINCIPAL OCCUPATION(S)
   NAME AND AGE              FUND         SERVED (1)   OVERSEEN (2)      HELD (3)              DURING THE PAST FIVE YEARS
------------------------------------------------------------------------------------------------------------------------------------
INDEPENDENT DIRECTORS:

McGagh , William G.      Chairman and     Since 1990       14            None          Consultant, McGagh Associates (corporate
Age 74                   Director                                                      financial consulting), since 1989; Chairman
                                                                                       of the Board of the John Tracy Clinic;
                                                                                       Chairman of the Board of the Los Angeles
                                                                                       Orthopaedic Hospital. Formerly:  Senior Vice
                                                                                       President, Chief Financial Officer and
                                                                                       Director of Northrop Grumman Corp. (defense,
                                                                                       aerospace and cyberspace products).

Arnault , Ronald J.      Director         Since 1997       14            None          Retired (1996), Executive Vice President,
Age 60                                                                                 Chief Financial Officer and Director of
                                                                                       Atlantic Richfield Company.

Bryson, John E.          Director         Since 1998       14         The Boeing       Chairman and CEO, Edison  International
Age 60                                                                Company and      (electric power generator, distributor and
                                                                      the Walt         structured finance provider) (since 1990);
                                                                      Disney           Chairman of  Southern California  Edison
                                                                      Company.         Company (1990-1999 and 2003-present); Chief
                                                                                       Executive Officer of Southern California
                                                                                       Edison Company (1990 to 1999).

                                            TERM OF     NUMBER OF
                                          OFFICE AND    FUNDS IN
                          POSITION(S)      LENGTH OF      FUND           OTHER
                           HELD WITH         TIME        COMPLEX       DIRECTORSHIPS             PRINCIPAL OCCUPATION(S)
   NAME AND AGE              FUND         SERVED (1)   OVERSEEN (2)      HELD (3)              DURING THE PAST FIVE YEARS
------------------------------------------------------------------------------------------------------------------------------------
DeFrantz , Anita L.      Director        Since 1998       14              None         President, since 1987, and Director, since
Age 50                                                                                 1990, Amateur Athletic Foundation of Los
                                                                                       Angeles; President and Director, Kids in
                                                                                       Sports, since 1994; Vice President and
                                                                                       Director, International Rowing Federation,
                                                                                       since 1997; Member, International Olympic
                                                                                       Committee ("IOC"), since 1986; Member, IOC
                                                                                       Executive Board, 1992-2001; Member, U.S.
                                                                                       Olympic Committee ("USOC"), since 1976;
                                                                                       Member, USOC Executive Board, since 1977.

Siart , William E.B.     Director        Since 1997       14          Sybron Dental    Chairman, Walt Disney Concert Hall,
Age 56                                                                Specialties,     Inc., since 1998; Chairman, since 2000,
                                                                      Inc.             President and Chief Executive Officer
                                                                                       (1998-2000), Excellent Education
                                                                                       Development. Formerly: Chairman and
                                                                                       Chief Executive Officer, First
                                                                                       Interstate Bancorp.

Simpson , Louis A.       Director        Since 1994       14          Comcast Corp.    President and CEO, Capital Operations of
Age 66                                                                and ResMed       GEICO Corporation since May 1993. President
                                                                      Inc.             and CEO of Western Asset (1977 to 1979).

INTERESTED DIRECTORS:

Olson, Ronald L.(4)      Director        Since 1990       14          Edison           Senior Partner, Munger, Tolles & Olson (a law
Age 62                                                                International,   partnership); Chairman of the Board of
                                                                      City National    Trustees of RAND Corporation (nonprofit
                                                                      Corporation and  institution).
                                                                      Berkshire
                                                                      Hathaway, Inc.

Taber III, Edward A.     Director        Since 1998       12          None             Senior Executive Vice President, Legg Mason,
(5)                                                                                    Inc.; Senior Executive Vice President of Legg
Age 60                                                                                 Mason; Director of the Manager, Legg Mason
100 Light Street                                                                       Funds Management, Inc., Western Asset, WAML,
Baltimore, MD 21203                                                                    Bartlett & Co., Batterymarch Financial
                                                                                       Management, Inc., Gray, Seifert

                                            TERM OF     NUMBER OF
                                          OFFICE AND    FUNDS IN
                          POSITION(S)      LENGTH OF      FUND           OTHER
                           HELD WITH         TIME        COMPLEX       DIRECTORSHIPS             PRINCIPAL OCCUPATION(S)
    NAME AND AGE             FUND         SERVED (1)   OVERSEEN (2)      HELD (3)              DURING THE PAST FIVE YEARS
------------------------------------------------------------------------------------------------------------------------------------
                                                                                       & Co., Inc. and GSH & Co. Formerly: Director
                                                                                       and Head of Taxable Fixed Income Division,
                                                                                       T. Rowe Price Associates (1973 to 1992).

EXECUTIVE OFFICERS (6):

Hirschmann III,          President       Since 1999         N/A             N/A        Director, President and Chief Executive
James W.                                                                               Officer, Western Asset, March 1999 to
Age 42                                                                                 present; Director of WAML, 1999 to present;
                                                                                       Member, Board of Directors of Medical
                                                                                       Simulation Corporation; Member, Board of
                                                                                       Trustees of Widener College; President,
                                                                                       Pacific American Income Shares, Inc., and
                                                                                       Western Asset Premier Bond Fund. Formerly:
                                                                                       Director of Marketing, Western Asset, April
                                                                                       1989 to 1998; Vice-President of the
                                                                                       Corporation (1990-1999); Vice President and
                                                                                       Director of Marketing, Financial Trust
                                                                                       Corporation (bank holding company), 1988 to
                                                                                       1989; Vice President of Marketing,
                                                                                       Atlanta/Sosnoff Capital (investment
                                                                                       management company), 1986 to 1988.

Grannis, Scott F.        Vice            Since 1990         N/A             N/A        Chief Economist, Western Asset, 1989 to
Age 54                   President                                                     present; President of Pacific American Income
                                                                                       Shares, Inc. Formerly: Vice President, Leland
                                                                                       O' Brien Rubinstein (investment advisory
                                                                                       firm), 1986 to 1989; Senior Economist,
                                                                                       Claremont Economics Institute, 1980 to 1986.

Harker, Ilene S.         Vice            Since 1990         N/A             N/A        Head of Enterprise Risk, Western Asset, 2003
Age 48                   President                                                     to present; Vice President, Pacific American
                                                                                       Income Shares, Inc., since April 1996, and
                                                                                       Western Asset Premier Bond Fund, since
                                                                                       December 2001; Formerly: Secretary of the
                                                                                       Corporation and Secretary of Pacific American
                                                                                       Income Shares, Inc., 1993 to

                                            TERM OF     NUMBER OF
                                          OFFICE AND    FUNDS IN
                          POSITION(S)      LENGTH OF      FUND           OTHER
                           HELD WITH         TIME        COMPLEX       DIRECTORSHIPS             PRINCIPAL OCCUPATION(S)
  NAME AND AGE               FUND         SERVED (1)   OVERSEEN (2)      HELD (3)              DURING THE PAST FIVE YEARS
------------------------------------------------------------------------------------------------------------------------------------

                                                                                       1996; Director of Compliance and Controls,
                                                                                       Western Asset.

James, Gavin L.          Vice            Since 2001         N/A             N/A        Director of Global Client Service and
Age 43                   President                                                     Marketing, Western Asset (Since 1998).
                                                                                       Formerly: Senior Portfolio Manager, J.P.
                                                                                       Morgan Investment Management (1990-1998).

Leech, S. Kenneth        Vice            Since 1990         N/A             N/A        Chief Investment Officer, Western Asset, 1998
Age 49                   President                                                     to present; Vice President, Pacific American
                                                                                       Income Shares, Inc. and Western Asset Premier
                                                                                       Bond Fund. Formerly: Director of Portfolio
                                                                                       Management, Western Asset, 1990 to 1998;
                                                                                       Senior Trader, Greenwich Capital, 1988 to
                                                                                       1990; Fixed Income Manager of The First
                                                                                       Boston Corporation (holding company; stock
                                                                                       and bond dealers), 1980 to 1987; Portfolio
                                                                                       Manager of National Bank of Detroit, 1977 to
                                                                                       1980.

Schlichter, Detlev S.    Vice            Since 2001         N/A             N/A        Portfolio Manager, WAML (since 2001).
Age 38                   President                                                     Formerly: Director of European Bond Team,
155 Bishopsgate                                                                        Merrill Lynch Investment Managers
London, England                                                                        (1998-2001); Vice President, JP Morgan & Co.
EC2N3TY                                                                                (1990-1998).

Walsh, Stephen A.        Vice            Since 1994         N/A             N/A        Deputy Chief Investment Officer, Western
Age 44                   President                                                     Asset, 2000 to present. Formerly: Director of
                                                                                       Portfolio Management, Western Asset, 1998 to
                                                                                       2000; Senior Portfolio Manager, Western
                                                                                       Asset, 1991 to 2000; Portfolio Manager and
                                                                                       Trader, Security Pacific Investment Managers,
                                                                                       Inc. (investment management company), 1989 to
                                                                                       1991; Portfolio Manager of Atlantic Richfield
                                                                                       Company, 1981 to 1988.

                                            TERM OF     NUMBER OF
                                          OFFICE AND    FUNDS IN
                          POSITION(S)      LENGTH OF      FUND           OTHER
                           HELD WITH         TIME        COMPLEX       DIRECTORSHIPS             PRINCIPAL OCCUPATION(S)
  NAME AND AGE               FUND         SERVED (1)   OVERSEEN (2)      HELD (3)              DURING THE PAST FIVE YEARS
------------------------------------------------------------------------------------------------------------------------------------
Wilson, Susanne D.       Vice            Since 1998         N/A             N/A        Vice President of Legg Mason, 1998 to
Age 41                   President                                                     present. Formerly: Manager of Legg Mason
100 Light Street                                                                       mutual fund operations, 1989 to 1998;
Baltimore, MD 21202                                                                    Retirement Specialist for T. Rowe Price
                                                                                       Associates, 1983 to 1989.

Karpinski, Marie K.      Vice            Since 1990         N/A             N/A        Vice President, Legg Mason, 1992 to present;
Age 54                   President and                                                 Vice President and Treasurer of all Legg
100 Light Street         Treasurer                                                     Mason retail funds (open-end investment
Baltimore, MD 21202                                                                    companies), 1986 to present; Vice President
                                                                                       and Treasurer of Legg Mason Charles Street
                                                                                       Trust, Inc. (open-end investment company);
                                                                                       Treasurer and Principal Financial and
                                                                                       Accounting Officer of Pacific American Income
                                                                                       Shares, Inc. and Western Asset Premier Bond
                                                                                       Fund, 2001 to present. Formerly: Assistant
                                                                                       Treasurer of Pacific American Income Shares,
                                                                                       Inc., 1988 to 2001.

Morris, Erin K.          Assistant       Since 2001         N/A             N/A        Assistant Vice President of Legg Mason, 2002
Age 36                   Treasurer                                                     to present; Assistant Treasurer (2001 to
100 Light Street                                                                       present) of: Legg Mason Income Trust, Inc.,
Baltimore, MD 21202                                                                    Legg Mason Cash Reserve Trust, Legg Mason Tax
                                                                                       Exempt Trust, Inc., Legg Mason Tax-Free
                                                                                       Income Fund, Pacific American Income Shares,
                                                                                       Inc. and Western Asset Premier Bond Fund;
                                                                                       Manager, Fund Accounting, Legg Mason (2000 to
                                                                                       present). Formerly: Assistant Manager, Fund
                                                                                       Accounting, Legg Mason Wood Walker,
                                                                                       Incorporated (1993 to 2000).

Mrozek, Lisa G.          Secretary       Since 1999         N/A             N/A        Senior Compliance Officer, Western Asset;
Age 40                                                                                 President of the Board of Directors of
                                                                                       California Dollars for Scholars; Member of
                                                                                       the Board of Trustees of Scholarship America;
                                                                                       Secretary of Pacific American Income Shares,
                                                                                       Inc. and Western Asset

                                            TERM OF     NUMBER OF
                                          OFFICE AND    FUNDS IN
                          POSITION(S)      LENGTH OF      FUND           OTHER
                           HELD WITH         TIME        COMPLEX       DIRECTORSHIPS             PRINCIPAL OCCUPATION(S)
  NAME AND AGE               FUND         SERVED (1)   OVERSEEN (2)      HELD (3)              DURING THE PAST FIVE YEARS
------------------------------------------------------------------------------------------------------------------------------------
                                                                                       Premier Bond Fund. Formerly: Assistant Vice
                                                                                       President, Fund Business Management, Capital
                                                                                       Research and Management Company (an
                                                                                       investment management firm), 1990 to 1999.

     (1) Officers of the Corporation serve one-year terms, subject to annual reappointment by the Board of Directors. Directors of the Corporation serve a term of indefinite length until their successors are elected and qualified and generally stand for re-election by shareholders only as and when required by the 1940 Act.


     (2) In addition to overseeing the twelve portfolios of the Corporation, each Director except Mr. Taber also serves as a Director of Pacific American Income Shares, Inc. and a Trustee of Western Asset Premier Bond Fund (closed-end investment companies), which are considered part of the same Fund Complex as the Corporation.


     (3) Includes directorships with public companies and registered investment companies.

     (4)  Mr. Olson may be deemed an interested person (as defined by the 1940
          Act) of the Corporation because the law firm in which he is a partner provides legal services to Western Asset and WAML.

     (5) Mr. Taber is considered to be an interested person, as defined above, of the Corporation on the basis of his employment with affiliated entities of the Corporation's investment advisers (including the Corporation's principal underwriter).

     (6) Officers of the Corporation are interested persons (as defined in the 1940 Act) of the Corporation.

As of December 31, 2002, no Director beneficially owned securities of the Corporation or securities of any registered investment companies overseen or to be overseen by the Director in the same "family of investment companies" as the Corporation.

As of December 31, 2002, no Director who is an Independent Director (as defined in the 1940 Act) of the Corporation, and no such Director's family members, had beneficial or record ownership in securities of an investment adviser or principal underwriter of the Corporation, or an entity (other than a registered investment company) directly or indirectly controlling, controlled by, or under common control with an investment adviser or principal underwriter of the Corporation.

Each Director of the Corporation except Mr. Taber receives a fee of $12,000 annually for serving as a Director, and a fee of $2,000 and related expenses for each meeting of the Board of Directors attended. The Chairman of the Board receives an additional $5,000 per year for serving in that capacity. Audit Committee members receive $1,000 for each meeting, and the Audit Committee Chairman receives an additional $1,000 annually. Other Committee members receive $500 per meeting.

The following table provides certain information relating to the compensation of the Corporation's Directors. The Corporation does not have a pension or retirement plan for its Directors.

                                                          TOTAL COMPENSATION FROM THE
                                 AGGREGATE COMPENSATION   CORPORATION AND FUND COMPLEX
  NAME OF PERSON AND POSITION     FROM THE CORPORATION*        PAID TO DIRECTORS**
---------------------------------------------------------------------------------------
INDEPENDENT DIRECTORS:

William G. McGagh -                    $ 25,500                      $ 60,439
Chairman and Director

Ronald J. Arnault - Director           $ 22,000                      $ 62,250

John E. Bryson - Director              $ 20,500                      $ 51,250

Anita L. DeFrantz - Director           $ 25,250                      $ 57,250

William E.B. Siart - Director          $ 22,500                      $ 57,750

Louis A. Simpson - Director            $ 22,500                      $ 57,750

INTERESTED DIRECTORS:

Ronald L. Olson - Director             $ 18,000                      $ 44,750

Edward A. Taber III - Director           None                            None

* Represents compensation paid to the Directors for the fiscal year ended March 31, 2003.

** Represents aggregate compensation paid to each Director during the calendar year ended December 31, 2002 for serving as a Director of the Corporation and (with respect to each Director except Mr. Taber) as a Director of Pacific American Income Shares, Inc. and as a Trustee of Western Asset Premier Bond Fund, both closed-end investment companies advised by Western Asset.

The Corporation has no employees. Its officers are compensated by Western Asset, WAML or Legg Mason or one of their affiliates.


On September 1, 2003, the Directors and officers of the Corporation beneficially owned in the aggregate less than 1% of any class of the Portfolio's outstanding shares.


On September 1, 2003, the Manager owned 100% of the outstanding securities of the Portfolio. The Manager may be deemed to control the Portfolio because it owns more than 25% of the outstanding voting securities of the Portfolio.

It may not be possible for matters subject to a vote of a majority of the outstanding voting securities of the Portfolio to be approved without the affirmative vote of a "controlling" shareholder, and it may be possible for such matters to be approved by a controlling shareholder without the affirmative vote of any other shareholders.

MANAGER


The Manager, a wholly owned subsidiary of Legg Mason, Inc., a financial services holding company, serves as investment manager to the Portfolio pursuant to an Investment Management Agreement dated [October 1, 2003] between the Manager and the Corporation (the "Management Agreement").


Under the Management Agreement, the Manager is responsible, subject to the general supervision of the Corporation's Board of Directors, for the actual management of the Corporation's assets, including the responsibility for making decisions and placing orders to buy, sell or hold a particular security, consistent with the investment objectives and policies described in the Prospectus and this SAI. The Manager also is responsible for the compensation of Directors and officers of the Corporation who are employees of the Manager or its affiliates. The Manager receives for its services a fee as described in the Prospectus. As noted below, the Manager has delegated responsibility for the selection of the Corporation's investments to the Adviser.

The Portfolio pays all of its other expenses that are not assumed by the Manager. These expenses include, among others, expenses of preparing and printing prospectuses, statements of additional information, proxy statements and reports and of distributing them to existing shareholders, custodian charges, transfer agency fees, organizational expenses, compensation of Mr. Olson and the Independent Directors, legal and audit expenses, insurance expenses, expenses of registering and qualifying shares of the Portfolio for sale under federal and state law, Rule 12b-1 fees, governmental fees, expenses incurred in connection with membership in investment company organizations, interest expense, taxes and brokerage fees and commissions. The Portfolio also is liable for such nonrecurring expenses as may arise, including litigation to which the Portfolio or the Corporation may be a party. The Corporation may also have an obligation to indemnify its Directors and officers with respect to litigation.

Under the Management Agreement, the Manager will not be liable for any error of judgment or mistake of law or for any loss suffered by the Portfolio in connection with the performance of the Management Agreement, except a loss resulting from willful misfeasance, bad faith or gross negligence on its part in the performance of its duties or from reckless disregard by it of its obligations or duties thereunder.

The Management Agreement terminates automatically upon assignment and is terminable with respect to the Portfolio at any time without penalty by vote of the Corporation's Board of Directors, by vote of a majority of the Portfolio's outstanding voting securities, or by the Manager, on not less than 60 days' notice to the Corporation, and may be terminated immediately upon the mutual written consent of the Manager and the Corporation.




ADVISER

Western Asset, a wholly owned subsidiary of Legg Mason, Inc., serves as Adviser to the Portfolio pursuant to an Investment Advisory Agreement between Western Asset and the Manager (the "Western Asset Advisory Agreement").

Under the Western Asset Advisory Agreement, Western Asset is responsible, subject to the general supervision of the Corporation's Board of Directors and the Manager, for the actual management of the Portfolio's assets, including the responsibility for making decisions and placing orders to buy, sell or hold a particular security, consistent with the investment objectives and policies described in the Prospectus and this Statement of Additional Information. Western Asset receives from the Manager for its services an advisory fee as described in the Prospectus.

Under the Western Asset Advisory Agreement, Western Asset will not be liable for any error of judgment or mistake of law or for any loss suffered by the Portfolio in connection with the performance of the Western Asset Advisory Agreement, except a loss resulting from willful misfeasance, bad faith or gross negligence on its part in the performance of its duties or from reckless disregard by it of its obligations or duties thereunder.

The Western Asset Advisory Agreement terminates automatically upon assignment and is terminable with respect to the Portfolio at any time without penalty by vote of the Corporation's Board of Directors, by vote of a majority of the Portfolio's outstanding voting securities, or by Western Asset, on not more than 60 days' notice, and may be terminated immediately upon the mutual written consent of the parties.




BOARD CONSIDERATION OF THE MANAGEMENT AND ADVISORY AGREEMENTS

[To be provided by amendment.]

DISTRIBUTOR

Legg Mason, 100 Light Street, P.O. Box 1476, Baltimore, MD 21203-1476, acts as a distributor of the shares of the Corporation pursuant to an Underwriting Agreement with the Corporation dated May 26, 1998 and amended November 8, 2001 (the "Underwriting Agreement").

Legg Mason is not obligated to sell any specific number of the Corporation's shares and receives no compensation pursuant to the Underwriting Agreement. Except as noted in the Prospectus, the Corporation's shares are distributed in a continuous offering. The Underwriting Agreement is terminable with respect to the Portfolio without penalty, at any time, by vote of a majority of the Corporation's Independent Directors, or by vote of the holders of a majority of the shares of the Portfolio, or by Legg Mason upon 60 days' notice to the Corporation.

Legg Mason pays certain expenses in connection with the offering of shares of the Portfolio, including any compensation to its financial advisors, the printing and distribution of prospectuses, SAIs and periodic reports used in connection with the offering to prospective investors, and expenses relating to any supplementary sales literature or advertising. The Portfolio bears the expenses of preparing, setting in type and mailing the prospectuses, SAIs and periodic reports to existing shareholders.


The Corporation has adopted a Plan for the Portfolio which, among other things, permits the Corporation to pay Legg Mason fees for its services related to sales and distribution of Financial Intermediary Class shares and the provision of ongoing services to Financial Intermediary Class shareholders by Legg Mason or other parties. Payments are made only from assets attributable to Financial Intermediary Class shares. Under the Plan, the aggregate fees may not exceed an annual rate of 0.40% (currently limited to 0.25%) of the Portfolio's average daily net assets attributable to Financial Intermediary Class shares. Distribution activities for which such payments may be made include, but are not limited to, compensation to persons who engage in or support distribution and redemption of shares, printing of prospectuses and reports for persons other than existing shareholders, advertising, preparation and distribution of sales literature, overhead, travel and telephone expenses, all with respect to Financial Intermediary Class shares only. Legg Mason may pay all or a portion of the fee to its investment executives.


The Plan will continue in effect only so long as it is approved at least annually by the vote of a majority of the Board of Directors, including a majority of the 12b-1 Directors, cast in person at a meeting called for the purpose of voting on the Plan. The Plan may be terminated by a vote of a majority of the 12b-1 Directors or by a vote of a majority of the outstanding voting securities of the Financial Intermediary Class of the Portfolio. Any change in the Plan that would materially increase the distribution cost to the Portfolio requires shareholder approval; otherwise, the Plan may be amended by the Directors, including a majority of the 12b-1 Directors, as previously described.

In accordance with Rule 12b-1, the Plan provides that Legg Mason will submit to the Corporation's Board of Directors, and the Directors will review, at least quarterly, a written report of any amounts expended pursuant to the Plan and the purposes for which expenditures were made. In addition, as long as the Plan is in effect, the selection and nomination of the Independent Directors will be committed to the discretion of such Independent Directors.

There are certain anticipated benefits to shareholders of the Corporation that may result from the Plan. For example, the payment of service fees will provide an incentive to maintain and enhance the level of services provided to the Portfolio's Financial Intermediary shareholders. These efforts, in turn, could lead to increased sales and reduced redemptions, eventually enabling the Portfolio to achieve economies of scale and lower per share operating expenses. Any reduction in such expenses would serve to offset, at least in part, the additional expenses incurred by the Portfolio in connection with the Plan. Furthermore, the investment management of the Portfolio could be enhanced, as net inflows of cash from new sales might enable its Adviser to take advantage of attractive investment opportunities, and reduced redemptions could eliminate the potential need to liquidate attractive securities positions in order to raise the funds necessary to meet the redemption requests.

Those persons listed in "Management of the Portfolio" as holding positions with Legg Mason may be deemed to have an interest in the operation of the Plan. No Independent Director of the Corporation has an interest in the operation of the Plan.

To the extent that the Portfolio has issued Financial Intermediary Class shares, the Plan will pay a fixed fee rate to Legg Mason each month. Legg Mason, in turn, will generally use the entire amount of this compensation to pay distribution expenses, including amounts paid to third parties.

PROXY VOTING POLICIES AND PROCEDURES

The Directors of the Corporation have adopted the proxy voting policy of Western Asset (the "Policy") as the Proxy Voting Policies and Procedures of the Portfolio. The Policy governs in determining how proxies relating to the Portfolio's portfolio securities are voted. A copy of the Policy is attached as Exhibit B to this SAI.

PURCHASES AND REDEMPTIONS

The Corporation reserves the right to modify the mail, telephone or wire redemption services or to terminate the telephone or wire redemption services described in the Prospectus at any time without prior notice to shareholders. The Corporation also reserves the right to suspend or postpone redemptions (1) for any period during which the Exchange is closed (other than for customary weekend and holiday closings), (2) when trading in markets the Corporation normally utilizes is restricted or an emergency, as defined by rules and regulations of the SEC, exists, making disposal of the Corporation's investments or determination of its net asset value not reasonably practicable, or (3) for such other periods as the SEC by regulation or order may permit for the protection of the Corporation's shareholders. In the case of any such suspension, an investor may either withdraw the request for redemption or receive payment based upon the net asset value next determined after the suspension is lifted.

In consideration of the best interests of the non-redeeming shareholders, the Corporation reserves the right to pay any redemption price in whole or in part by a distribution in kind of readily marketable securities held by the Portfolio in lieu of cash. If shares are redeemed in kind, however, the redeeming shareholder should expect to incur transaction costs upon the disposition of the securities received in the distribution.

Pursuant to an investment policy adopted by the Board, the Corporation will waive the investment minimums described in the Prospectus with respect to purchases of the Portfolio's shares by (1) Directors of the Corporation and (2) employees of Western Asset and members of their immediate families. An initial investment minimum of $10,000 will apply to purchases of shares of the Portfolio by either group described in the preceding sentence. The Corporation reserves the right to waive the minimum initial investment from time to time in its discretion, in whole or in part, with respect to these or other investors.

EXCHANGE PRIVILEGE

Shareholders in the Portfolio are entitled to exchange their shares for shares of the other portfolios of the Corporation, provided that such shares are eligible for sale in the shareholder's state of residence, and are being offered at the time.

When a shareholder decides to exchange shares of the Portfolio, the Corporation's transfer agent will redeem shares of the Portfolio and invest the proceeds in shares of the portfolio of the Corporation selected. Redemptions of shares of the Portfolio will be made at their net asset value determined on the same day that the request is received in proper order, if received before the close of regular trading on the Exchange. If the request is received by the transfer agent after such close of regular trading, shares will be redeemed at their net asset value determined as of the close of the Exchange on the next day the Exchange is open.

There is no charge for the exchange privilege and no sales charge imposed on an exchange, but the Portfolio reserves the right to modify or terminate the exchange privilege at any time. For more information concerning the exchange privilege, or to make an exchange, please contact the Legg Mason Institutional Funds.

PORTFOLIO TRANSACTIONS AND BROKERAGE

The portfolio turnover rate is computed by dividing the lesser of purchases or sales of securities for the period by the average value of portfolio securities for that period. Short-term securities are excluded from the calculation.

Under the Management Agreement and Advisory Agreement, the Manager and the Adviser are responsible for the execution of the Portfolio's transactions. The Portfolio's Adviser places all orders for the purchase and the sale of portfolio investments with brokers or dealers selected by it in its discretion. Transactions on stock exchanges and other agency transactions involve the payment by the Portfolio of brokerage commissions. There is generally no stated commission in the case of securities, such as U.S. Government securities, traded in the over-the-counter markets, but the price paid by the Portfolio usually includes an undisclosed dealer commission or markup. In selecting brokers or dealers, the Adviser must seek the most favorable price (including the applicable dealer spread) and execution for such transactions, subject to the possible payment as described below of higher brokerage commissions or spreads to brokers or dealers who provide research and analysis. The Portfolio may not always pay the lowest commission or spread available. Rather, in placing orders on behalf of the Portfolio, the Adviser will also take into account such factors as size of the order, difficulty of execution, efficiency of the executing broker's or dealer's facilities (including the services described below) and any risk assumed by the executing broker or dealer.

The Adviser may give consideration to research, statistical and other services furnished by brokers or dealers to the Adviser for its use, may place orders with brokers or dealers who provide supplemental investment and market research and securities and economic analysis, and may pay to those brokers or dealers a higher brokerage commission or spread than may be charged by other brokers or dealers. Such research, analysis and other services may be useful to the Adviser in connection with services to clients other than the Portfolio. The Adviser's fee is not reduced by reason of its receiving such brokerage and research services.

The Adviser may also consider sales of shares of the Portfolio (or other portfolios or other funds managed by it or its affiliates, to the extent permitted by applicable law) in selecting broker-dealers to execute Portfolio transactions. The Portfolio may use Legg Mason, among others, as broker for agency transactions in listed and over-the-counter securities at commission rates and under circumstances consistent with the policy of best execution.

Some securities considered by an Adviser for purchase by the Portfolio may also be appropriate for other clients served by the Adviser. To the extent the Portfolio and such other clients purchase the same security, transactions in such security will be allocated among the Portfolio and such other clients in a manner considered fair and reasonable by the Adviser.

The Portfolio may not buy securities from, or sell securities to, the Adviser or its affiliated persons as principal, except as permitted by the rules and regulations of the SEC. Subject to certain conditions, the Portfolio may purchase securities that are offered in underwritings in which an affiliate of the Adviser is a participant, although the Portfolio may not make such purchases directly from such affiliate.

The Adviser will select brokers to execute portfolio transactions. In the over-the-counter market, the Portfolio generally will deal with responsible primary market makers unless a more favorable execution can otherwise be obtained.

Investment decisions for the Portfolio are made independently from those of other funds and accounts advised by the Adviser. However, the same security may be held in the portfolios of more than one fund or account. When two or more accounts simultaneously engage in the purchase or sale of the same security, the prices and amounts will be equitably allocated to each account. In some cases, this procedure may adversely affect the price or quantity of the security available to a particular account. In other cases, however, an account's ability to participate in larger volume transactions may produce better executions and prices.

Western Asset's Broker Review Committee periodically reviews the Portfolio's approved broker lists, broker allocation and execution to ensure that they are consistent with the Portfolio's stated policy.




CODES OF ETHICS

The Corporation, the Manager, Legg Mason and Western Asset have adopted codes of ethics under Rule 17j-1 of the 1940 Act. These codes of ethics permit personnel subject to the codes to invest in securities, including securities that may be purchased or held by the Corporation.

ADDITIONAL TAX INFORMATION

GENERAL REQUIREMENTS FOR "PASS-THROUGH" TREATMENT

In order to qualify or continue to qualify for treatment as a regulated investment company ("RIC") under Subchapter M of the Code, the Portfolio must distribute annually to its shareholders at least 90% of its investment company taxable income (consisting generally of net investment income and net short-term capital gain, if any) and must meet several additional requirements. With respect to the Portfolio, these requirements include the following: (1) the Portfolio must derive at least 90% of its gross income each taxable year from dividends, interest, payments with respect to securities loans and gains from the sale or other disposition of securities or other income (including but not limited to gains from options or futures) derived with respect to its business of investing in securities; (2) at the close of each quarter of the Portfolio's taxable year, at least 50% of the value of its total assets must be represented by cash and cash items, U.S. Government securities, securities of other regulated investment companies and other securities, with those other securities limited, in respect of any one issuer, to an amount that does not exceed 5% of the value of the Portfolio's total assets and not more than 10% of the outstanding voting securities of such issuer; and (3) at the close of each quarter of the Portfolio's taxable year, not more than 25% of its total assets may be invested in securities (other than U.S. Government securities and securities of other regulated investment companies) of any one issuer or two or more issuers which the

Portfolio controls (by holding a 20% or greater interest in each) and which are engaged in the same, similar or related trades or businesses. By so qualifying, the Portfolio will not be subject to federal income taxes to the extent that its net investment income, net realized short-term capital gains and net realized long-term capital gains are distributed to shareholders.

If the Portfolio failed to qualify as a regulated investment company accorded special tax treatment in any taxable year, the Portfolio would be subject to tax on its taxable income at corporate rates, and all distributions from earnings and profits, including any distributions of net long-term capital gains, would be taxable to shareholders as ordinary income. In addition, the Portfolio could be required to recognize unrealized gains, pay substantial taxes and interest and make substantial distributions before re-qualifying as a regulated investment company that is accorded special tax treatment.

If the Portfolio fails to distribute in a calendar year substantially all of its ordinary income for such year and substantially all of its capital gain net income for the one-year period ending October 31 (or later if the Portfolio is permitted or so elects), plus any retained amount from the prior year, the Portfolio will be subject to a 4% excise tax on the undistributed amounts. A distribution declared by the Portfolio in October, November or December of any year and payable to shareholders of record on a date in such months will be deemed to have been paid by the Portfolio and received by the shareholders on December 31 if the distribution is paid by the Portfolio during the following January. Such a distribution, therefore, will be taxable to shareholders for the year in which that December 31 falls. The Portfolio intends generally to make distributions sufficient to avoid imposition of the 4% excise tax.

SALE OF SHARES

Upon the disposition of shares of the Portfolio (whether by redemption, sale or exchange), a shareholder will realize gain or loss. Such gain or loss will be capital gain or loss if the shares are capital assets in the shareholder's hands, and will be long-term or short-term generally depending upon the shareholder's holding period for the shares. Long-term capital gains will generally be taxed at a maximum federal income tax rate, effective through December 31, 2008, of 15% to non-corporate shareholders (or 5%, in the case of such shareholders in the 10% or 15% tax bracket). If shares of the Portfolio are sold at a loss after being held for six months or less, the loss will be treated as long-term, instead of short-term, capital loss to the extent of any capital gain distributions received on those shares. All or a portion of any loss realized upon a taxable disposition of Portfolio shares will be disallowed if other shares of the Portfolio are purchased within 30 days before or after the disposition. In such a case, the basis of the newly purchased shares will be adjusted to reflect the disallowed loss.

ORIGINAL ISSUE DISCOUNT

The Portfolio may purchase debt securities issued with original issue discount. Original issue discount that accrues in a taxable year will be treated as income earned by the Portfolio and therefore an equivalent amount must be distributed to satisfy the distribution requirement and avoid imposition of the 4% excise tax. Periodic adjustments for inflation in the principal value of inflation-indexed bonds also may be treated as original issue discount which is includible in the Portfolio's gross income on a current basis. Because the original issue discount earned by the Portfolio in a taxable year may not be represented by cash income, the Portfolio may have to dispose of other securities and use the proceeds thereof to make distributions in amounts necessary to satisfy distribution requirements. The Portfolio may realize capital gains or losses from such dispositions, which would increase or decrease the Portfolio's investment company taxable income and/or net capital gain. In the event the Portfolio realizes net capital gains from such transactions, its shareholders may receive a larger capital gain distribution than they would in the absence of such transactions.

MISCELLANEOUS

Dividends and distributions on the Portfolio's shares are generally subject to federal income tax as described in the Prospectus to the extent they do not exceed the Portfolio's realized income and gains, even though such dividends and distributions may economically represent a return of a particular shareholder's investment. Such distributions are likely to occur in respect of shares purchased at a time when the Portfolio's net asset value reflects gains that are either unrealized, or realized but not distributed. Such realized gains may be required to be distributed even when the Portfolio's net asset value also reflects unrealized losses.

For taxable years beginning on or before December 31, 2008 "qualified dividend income" received by a shareholder taxed as an individual will be taxed at the rates applicable to long-term capital gain. In general, a dividend will not be treated as qualified dividend income (1) if it is received from a foreign corporation that is (a) not eligible for the benefits of a comprehensive income tax treaty with the United States (with the exception of dividends paid on stock of such a foreign corporation readily tradable on an established securities market in the United States) or (b) treated as a foreign personal holding company, foreign investment company, or passive foreign investment company, (2) if it is received with respect to any share of stock held for less than 61 days (91 days in the case of certain preferred stock) during the 120-day period beginning on the date which is 60 days before the date on which such share becomes ex-dividend with respect to such dividend (during the 180-day period beginning 90 days before such date in the case of certain preferred stock) (3) to the extent that the shareholder is under an obligation (whether pursuant to a short sale or otherwise) to make related payments with respect to positions in substantially similar or related property or (4) if the recipient elects to have the dividend income treated as investment income for purposes of the limitation on deductibility of investment interest.

In general, distributions of investment income designated by the Portfolio as derived from qualified dividend income (as described above) are eligible to be treated as qualified dividend income by a shareholder taxed as an individual. Only qualified dividend income received by the Portfolio after December 31, 2002 is eligible for pass-through treatment If the aggregate dividends received by the Portfolio during any taxable year are 95% or more of its gross income, then 100% of the Portfolio's dividends (other than capital gain dividends) will be eligible to be treated as qualified dividend income by a shareholder taxed as an individual. For this purpose, the only gain included in the term "gross income" is the excess of net short-term capital gain over net long-term capital loss.

If the Portfolio makes a distribution to its shareholders in excess of its current and accumulated "earnings and profits" in any taxable year, the excess distribution will be treated as a return of capital to the extent of a shareholder's tax basis in his or her shares, and thereafter as capital gain. A return of capital is not taxable, but it reduces a shareholder's tax basis in his or her shares, thus reducing any loss or increasing any gain on a subsequent taxable disposition of shares by such shareholder.

If the Portfolio invests in shares of preferred stock or otherwise holds dividend-paying securities as a result of exercising a conversion privilege, a portion of the dividends from the Portfolio's investment company taxable income (whether paid in cash or reinvested in additional shares) may be eligible for the dividends-received deduction allowed to corporations that meet certain holding period requirements. The eligible portion may not exceed the aggregate dividends received by the Portfolio from U.S. corporations; however, dividends received by a corporate shareholder and deducted by it pursuant to the dividends-received deduction are subject indirectly to the alternative minimum tax.

To the extent distributions consist of interest from securities of the U.S. Government and certain of its agencies and instrumentalities, they may be exempt from state and local income taxes. Interest from obligations that are merely guaranteed by the U.S. Government or one of its agencies, such as mortgage participation certificates guaranteed by GNMA, generally is not entitled to this exemption. Although there

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is no assurance that any such state and local exemptions will be available, shareholders will be advised of the portion of Portfolio distributions that might qualify for such an exemption.

Dividends and interest received by the Portfolio, and gains realized by the Portfolio on foreign securities, may be subject to income, withholding or other taxes imposed by foreign countries and U.S. possessions that would reduce the yield on the Portfolio's securities. Tax conventions between certain countries and the United States may reduce or eliminate these foreign taxes.

To the extent such investments are permissible for the Portfolio, the Portfolio's transactions in options, futures contracts, hedging transactions, forward contracts, straddles and foreign currencies will be subject to special tax rules (including mark-to-market, constructive sale, straddle, wash sale and short sale rules), the effect of which may be to accelerate income to the Portfolio, defer losses to the Portfolio, cause adjustments in the holding periods of the Portfolio's securities, convert long-term capital gains into short-term capital gains and convert short-term capital losses into long-term capital losses. These rules could therefore affect the amount, timing and character of distributions to shareholders.

If, at the end of the Portfolio's fiscal year, more than 50% of the value of its total assets represents securities of foreign corporations, the Portfolio may make an election to treat any foreign taxes paid by it as paid by its shareholders. In this case, shareholders who are U.S. citizens, U.S. corporations or, in some cases, U.S. residents generally will be required to include in U.S. taxable income their pro rata share of such taxes, but may then be entitled to claim a foreign tax credit or deduction (but not both) for their share of such taxes. A shareholder's ability to claim a foreign tax credit or deduction in respect of foreign taxes paid by the Portfolio may be subject to certain limitations (including a holding period requirement, applicable to both the Portfolio and its shareholders, imposed by the Code).

The Portfolio's transactions in foreign currencies and hedging activities may give rise to ordinary income or loss to the extent such income or loss results from fluctuations in value of the foreign currency concerned. In addition, such activities will likely produce a difference between book income and taxable income. This difference may cause a portion of the Portfolio's income distributions to constitute a return of capital for tax purposes or require the Portfolio to make distributions exceeding book income to qualify as a regulated investment company for tax purposes.

Investment in an entity that qualifies as a "passive foreign investment company" under the Code could subject the Portfolio to a U.S. federal income tax or other charge on certain "excess distributions" with respect to the investment, and on the proceeds from disposition of the investment. The Portfolio may make an election to mark the gains (and, to a limited extent, losses) in such investments "to the market" as though it had sold and repurchased its holdings in those passive foreign investment companies on the last day of the Portfolio's taxable year.

The Portfolio generally is required to withhold and remit to U.S. Treasury 28% of the taxable dividends and other distributions paid to any individual shareholder who fails to furnish the Portfolio with a correct taxpayer identification number (TIN), who has under-reported dividends or interest income, or who fails to certify to the Portfolio that he or she is not subject to such withholding. The backup withholding tax rates are 28 percent for amounts paid during 2003 through 2010 and 31% for amounts paid after December 31, 2010, unless Congress enacts tax legislation providing otherwise.

Regulations generally effective for payments made after December 31, 2000 affect the application to foreign investors of the back-up withholding and withholding tax rules. In some circumstances, these rules increase the certification and filing requirements imposed on foreign investors in order to qualify for exemption from the back-up withholding tax, and exemption from, or a reduced rate of, U.S. withholding tax under income tax treaties. Foreign investors should consult their tax advisers with respect to the potential application of these regulations.

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

Under recently enacted Treasury regulations, if a shareholder realizes a loss on disposition of the Portfolio's shares of $2 million or more for an individual shareholder or $10 million or more for a corporate shareholder, the shareholder must file with the internal Revenue Service a disclosure statement on Form 8886. Direct shareholders of securities are in many cases excepted from this reporting requirement, but under current guidance, shareholders of a regulated investment company are not excepted. Future guidance may extend the current exception from this reporting requirement to shareholders of most or all regulated investment companies.

OTHER INFORMATION


Western Asset Funds, Inc. was incorporated in Maryland on May 16, 1990. Prior to May 31, 2001, Western Asset Funds, Inc. was known as "LM Institutional Fund Advisors I, Inc." and prior to May 29, 1998, was known as "Western Asset Trust, Inc." The Portfolio is an open-end, diversified management investment company. The Directors of Western Asset Funds, Inc. may, without shareholder approval, create, in addition to the current portfolios of the Corporation, other series of shares representing separate investment portfolios. Any such series may be divided without shareholder approval into two or more classes of shares having such terms as the Directors may determine. Establishment and offering of additional portfolios or classes of shares of a portfolio will not alter the rights of the Corporation's shareholders.


Western Asset Funds, Inc. is authorized to issue a total of [13.1] billion shares of common stock at par value $0.001. Each share has one vote, with fractional shares voting proportionally. Voting on matters pertinent only to a particular portfolio, such as the adoption of an investment advisory contract for that portfolio, is limited to that portfolio's shareholders. Shares of all classes of a portfolio will vote together as a single class except when otherwise required by law or as determined by the Directors. Shares are freely transferable, are entitled to dividends as declared by the Directors, and, if a portfolio were liquidated, would receive the net assets of that portfolio. Voting rights are not cumulative, and all shares of the portfolios are fully paid, redeemable and nonassessable and have no conversion rights. Shares do not have preemptive rights or subscription rights.

Although the Portfolio does not intend to hold annual shareholder meetings, it will hold a special meeting of shareholders when the Investment Company Act of 1940, as amended (the "1940 Act") requires a shareholder vote on certain matters (including the election of Directors or approval of an advisory contract) in certain cases.




PERFORMANCE INFORMATION

The Portfolio may, from time to time, include its total return in marketing materials or reports to shareholders or prospective investors.

Quotations of average annual total return for a class of shares of the Portfolio may be expressed in terms of the average annual compounded rate of return of a hypothetical investment in that class of shares over periods of one, five and ten years (up to the life of the class), calculated pursuant to the following formulas:

BEFORE-TAX

          P(1+T)(TO THE POWER OF n)    =   ERV

where:    P                            =   a hypothetical initial payment of
                                           $1,000
          T                            =   average annual total return
          n                            =   number of years
          ERV                          =   ending redeemable value of a
                                           hypothetical $1,000 payment made at

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

                                           the beginning of the 1-, 5-, and
                                           10-year periods at the end of the
                                           1-, 5- and 10-year periods (or
                                           fractional portion thereof).

AFTER-TAX

PRE-LIQUIDATION RETURN (average annual total return after taxes on distributions):

          P(1+T)(TO THE POWER OF n)    =   ATV(SUB D)

where:    P                            =   a hypothetical initial payment of
                                           $1,000
          T                            =   average annual total return (after
                                           taxes on distributions)
          n                            =   number of years
          ATV(SUB D)                   =   ending value of hypothetical $1,000
                                           payment made at the beginning of the
                                           1-, 5-, and 10-year periods at the
                                           end of the 1-, 5- and 10-year periods
                                           (or fractional portion thereof) after
                                           taxes on Portfolio distributions but
                                           not after taxes on redemption.


POST-LIQUIDATION RETURN (average annual total return after taxes on distributions and on redemption)

          P(1+T)(TO THE POWER OF n)    =   ATV(SUB DR)

(Assumptions are the same, except that ATV(SUB DR) means ending value of hypothetical $1,000 payment made at the beginning of the 1-, 5-, and 10-year periods at the end of the 1-, 5-, and 10-year periods (or fractional portion thereof) after taxes on Portfolio distributions and redemption.

YIELD Yield figures used in the Portfolio's Performance Advertisements are calculated by dividing the Portfolio's net investment income for a 30-day period ("Period"), by the average number of shares entitled to receive dividends during the Period, and expressing the result as an annualized percentage (assuming semi-annual compounding) of the maximum offering price per share at the end of the Period. Yield quotations are calculated according to the following formula:

   YIELD  =       2[(a-b + 1)(TO THE POWER OF 6) - 1]
                     ---
                     cd

where:    a       =    dividends and interest earned during the Period
          b       =    expenses accrued for the Period (net of reimbursements)
          c       =    the average daily number of shares outstanding during the
                       Period that were entitled to receive dividends
          d       =    the maximum offering price per share on the last day of
                       the Period.

Except as noted below, in determining interest earned during the Period (variable "a" in the above formula), the Portfolio calculates interest earned on each debt obligation held by it during the Period by (1) computing the obligation's yield to maturity based on the market value of the obligation (including actual accrued interest) on the last business day of the Period or, if the obligation was purchased during the Period, the purchase price plus accrued interest and (2) dividing the yield to maturity by 360, and multiplying the resulting quotient by the market value of the obligation (including actual accrued interest). Once interest earned is calculated in this fashion for each debt obligation held by the Portfolio, interest earned during the Period is then determined by totaling the interest earned on all debt obligations. For the purposes of these calculations, the maturity of an obligation with one or more call provisions is assumed to be the next call date on which the obligation reasonably can be expected to be called or, if none, the maturity date.

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With respect to the treatment of discount and premium on mortgage-backed and other asset-backed obligations that are expected to be subject to monthly payments of principal and interest ("paydowns"): (1) the Portfolio accounts for gain or loss attributable to actual paydowns as an increase or decrease to interest income during the period and (2) the Portfolio accrues the discount and amortizes the premium on the remaining obligation, based on the cost of the obligation, to the weighted average maturity date or, if weighted average maturity information is not available, to the remaining term of the obligation.

Under the foregoing formulas, the time periods used in performance advertisements will be based on rolling calendar quarters, updated at least to the last day of the most recent available quarter prior to submission of the performance advertisements for publication. During times of market volatility, performance may vary greatly from the reported quarter-end average annualized returns; please contact Legg Mason Institutional Funds or www.lminstitutionalfunds.com for more recent information. Total return, or "T" in the formulas above, is computed by finding the average annual change in the value of an initial $1,000 investment over the period. In calculating the ending redeemable value, all dividends and other distributions by the portfolio are assumed to have been reinvested at net asset value on the reinvestment dates during the period.

All total return figures reflect the deduction of a proportional share of Portfolio expenses on an annual basis and assume that all dividends and other distributions are reinvested at net asset value, when paid.

The performance of each class of the Portfolio will differ because each class is subject to different expenses.




The Portfolio's performance may fluctuate daily depending upon such factors as the average maturity of its securities, changes in investments, changes in interest rates and variations in operating expenses. Therefore, current performance does not provide a basis for determining future performance. The fact that the Portfolio's performance will fluctuate and that shareholders' principal is not guaranteed or insured should be considered in comparing the Portfolio's performance with the performance of other fixed-income investments. In comparing the performance of the Portfolio to other investment vehicles, consideration should be given to the investment policies of each, including the types of investments owned, lengths of maturities of the portfolio, the method used to compute the performance and whether there are any special charges that may reduce the yield.

From time to time the Portfolio may compare the performance of a class of shares in advertising and sales literature to the performance of other investment companies, groups of investment companies or various market indices. One such market index is the Standard & Poor's 500 Composite Stock Index ("S&P 500"), a widely recognized, unmanaged index composed of the capitalization-weighted average of the prices of 500 of the largest publicly traded stocks in the U.S. The S&P 500 includes reinvestment of all dividends. It does not take into account of the costs of investing or the tax consequences of distributions. The Portfolio invests in many securities that are not included in the S&P 500.

The Portfolio may also cite rankings and ratings, and compare the return of a class of shares with data published by Lipper Analytical Services, Inc., Wiesenberger Investment Company Services ("Wiesenberger"), Value Line, Morningstar, and other services or publications that monitor, compare and/or rank the performance of investment companies. The Portfolio may also refer in such materials to mutual fund performance rankings, ratings, comparisons with funds having similar investment objectives, and other mutual funds reported in independent periodicals, including, but not limited to, FINANCIAL WORLD, MONEY MAGAZINE, FORBES, BUSINESS WEEK, BARRON'S, FORTUNE, THE KIPLINGER LETTERS, THE WALL STREET JOURNAL, and THE NEW YORK TIMES.

The Portfolio may compare the investment return of a class of shares to the return on certificates of deposit and other forms of bank deposits, and may quote from organizations that track the rates offered on such deposits. Bank deposits are insured by an agency of the federal government up to specified limits. In contrast, the Portfolio's shares are not insured, the value of the Portfolio's shares may fluctuate, and an investor's shares, when redeemed, may be worth more or less than the investor originally paid for them. Unlike the interest paid on many certificates of deposit, which remains at a specified rate for a specified period of time, the return of each class of shares will vary.

Portfolio advertisements may reference the history of Legg Mason, Inc. and its affiliates, the education and experience of the portfolio manager, and the fact that the portfolio manager engages in a particular style of investing (E.G., growth or value).

In advertising, the Portfolio may illustrate hypothetical investment plans designed to help investors meet long-term financial goals, such as saving for a child's college education or for retirement. Sources such as the Internal Revenue Service, the Social Security Administration, the Consumer Price Index and Wiesenberger may supply data concerning interest rates, college tuitions, the rate of inflation, Social Security benefits, mortality statistics and other relevant information. The Portfolio may use other recognized sources as they become available.

The Portfolio may use data prepared by Ibbotson Associates of Chicago, Illinois ("Ibbotson") or a similar firm to compare the returns of various capital markets and to show the value of a hypothetical investment in a capital market. Ibbotson relies on different indices to calculate the performance of common stocks, corporate and government bonds and Treasury bills.

The Portfolio may illustrate and compare the historical volatility of different portfolio compositions where the performance of stocks is represented by the performance of an appropriate market index, such as the S&P 500, and the performance of bonds is represented by a nationally recognized bond index, such as the Lehman Brothers Long-Term Government Bond Index or the Lehman Brothers Aggregate Bond Index.

The Portfolio may also include in advertising biographical information on key investment and managerial personnel.

The Portfolio may advertise examples of the potential benefits of periodic investment plans, such as dollar cost averaging, a long-term investment technique designed to lower average cost per share. Under such a plan, an investor invests in a mutual fund at regular intervals a fixed dollar amount thereby purchasing more shares when prices are low and fewer shares when prices are high. Although such a plan does not guarantee profit or guard against loss in declining markets, the average cost per share could be lower than if a fixed number of shares were purchased at the same intervals. Investors should consider their ability to purchase shares through low price levels.

The Portfolio may discuss Legg Mason, Inc.'s tradition of service. Since 1899, Legg Mason, Inc. and its affiliated companies have helped investors meet their specific investment goals and have provided a full spectrum of financial services. Legg Mason, Inc. affiliates serve as investment advisers for private accounts and mutual funds with assets of more than $___ billion as of August 31, 2003.

In advertising, the Portfolio may discuss the advantages of saving through tax-deferred retirement plans or accounts, including the advantages and disadvantages of "rolling over" a distribution from a retirement plan into an IRA, factors to consider in determining whether you qualify for such a rollover, and the other options available. These discussions may include graphs or other illustrations that compare the growth of a hypothetical tax-deferred investment to the after-tax growth of a taxable investment.

CUSTODIAN, TRANSFER AGENT AND DIVIDEND-DISBURSING AGENT

State Street Bank and Trust Company ("State Street"), P.O. Box 1790, Boston, Massachusetts 02105, serves as custodian of the Corporation's assets. As such, State Street holds in safekeeping certificated securities and cash belonging to the Corporation and, in such capacity, is the registered owner of securities in book-entry form belonging to the Corporation. Upon instruction, State Street receives and delivers cash and securities of the Corporation in connection with the Portfolio's transactions and collects all dividends and other distributions made with respect to the Portfolio's securities. State Street also maintains certain accounts and records of the Corporation. State Street also calculates the total net asset value, total net income and net asset value per share of the Portfolio on a daily basis (and as otherwise may be required by the 1940 Act) and performs certain accounting services for the Portfolio.

Boston Financial Data Services, Inc., P.O. Box 953, Boston, Massachusetts 02103, serves as transfer and dividend-disbursing agent and administrator of various shareholder services pursuant to a delegation of such duties from State Street. Shareholders who request an historical transcript of their account will be charged a fee based upon the number of years researched. LM Fund Services, Inc., 11155 Red Run Boulevard, Owings Mills, Maryland 21117, assists BFDS with certain of its duties as transfer agent and receives compensation from the Portfolio for its services. LM Fund Services, Inc. is a subsidiary of Legg Mason, Inc. The Corporation reserves the right, upon 60 days' written notice, to make other charges to investors to cover administrative costs.

INDEPENDENT ACCOUNTANTS


PricewaterhouseCoopers LLP serves as the Portfolio's independent accountants. PricewaterhouseCoopers LLP will conduct an annual audit of the Portfolio, will assist in the preparation of the Portfolio's federal and state income tax returns and will consult with the Portfolio as to matters of accounting and federal and state income taxation.


LEGAL COUNSEL

Ropes & Gray LLP, New York, New York, serves as legal counsel to the
Corporation.

APPENDIX A: RATINGS OF SECURITIES

Description of Moody's Investors Service, Inc. ("Moody's") corporate bond ratings:

Aaa: Bonds that are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edge". Interest payments are protected by a large or exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa: Bonds that are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in Aaa securities.

A: Bonds that are rated A possess many favorable investment attributes and are to be considered upper-medium grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment sometime in the future.

Baa: Bonds that are rated Baa are considered medium-grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

Ba: Bonds that are rated Ba are judged to have speculative elements; their future cannot be considered well assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

B: Bonds that are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or maintenance of other terms of the contract over any long period of time may be small.

Description of Standard & Poor's corporate bond ratings:

AAA: This is the highest rating assigned by Standard & Poor's to an obligation and indicates an extremely strong capacity to pay principal and interest.

AA: Bonds rated AA also qualify as high-quality debt obligations. Capacity to pay principal and interest is very strong, and in the majority of instances they differ from AAA issues only in small degree.

A: Bonds rated A have a strong capacity to pay principal and interest, although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions.

BBB: Bonds rated BBB are regarded as having an adequate capacity to pay principal and interest. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay principal and interest for bonds in this category than for bonds in the A category.

BB, B, CCC, CC: Bonds rated BB, B, CCC and CC are regarded, on balance, as predominately speculative with respect to the issuer's capacity to pay interest and repay principal in accordance with the terms of the obligation. BB indicates the lowest degree of speculation and CC the highest degree of speculation. While such bonds will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposure to adverse conditions.

Description of Moody's preferred stock ratings:

aaa: An issue that is rated "aaa" is considered to be a top-quality preferred stock. This rating indicates good asset protection and the least risk of dividend impairment within the universe of preferred stock.

aa: An issue that is rated "aa" is considered a high-grade preferred stock. This rating indicates that there is a reasonable assurance that earnings and asset protection will remain relatively well maintained in the foreseeable future.

a: An issue that is rated "a" is considered to be an upper-medium grade preferred stock. While risks are judged to be somewhat greater than in the "aaa" and "aa" classification, earnings and asset protection are, nevertheless, expected to be maintained at adequate levels.

baa: An issue that is rated "baa" is considered to be a medium-grade preferred stock, neither highly protected nor poorly secured. Earnings and asset protection appear adequate at present but may be questionable over any great length of time.

ba: An issue that is rated "ba" is considered to have speculative elements and its future cannot be considered well assured. Earnings and asset protection may be very moderate and not well safeguarded during adverse periods. Uncertainty of position characterizes preferred stocks in this class.

Description of Moody's Short-Term Debt Ratings

Prime-1: Issuers (or supporting institutions) rated Prime-1 (P-1) have a superior capacity for repayment of short-term promissory obligations. P-1 repayment capacity will normally be evidenced by many of the following characteristics: leading market positions in well-established industries; high rates of return on funds employed; conservative capitalization structure with moderate reliance on debt and ample asset protection; broad margins in earnings coverage of fixed financial charges and high internal cash generation; well-established access to a range of financial markets and assured sources of alternate liquidity.

Prime-2: Issuers (or supporting institutions) rated Prime-2 (P-2) have a strong capacity for repayment of short-term promissory obligations. This will normally be evidenced by many of the characteristics cited above, but to a lesser degree. Earnings trends and coverage ratios, while sound, will be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

Description of Standard & Poor's Commercial Paper Ratings

A: Issues assigned this highest rating are regarded as having the greatest capacity for timely payment. Issues in this category are delineated with the numbers 1, 2, and 3 to indicate the relative degree of safety.

A-1: This designation indicates that the degree of safety regarding timely payment is either overwhelming or very strong. Those issues determined to possess overwhelming safety characteristics are denoted with a plus (+) sign designation.

A-2: Capacity for timely payment on issues with this designation is strong. However, the relative degree of safety is not as high as for the issues designated "A-1".

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APPENDIX B:   PROXY VOTING POLICIES AND PROCEDURES OF THE CORPORATION

                                   BACKGROUND

Western Asset Management Company ("Western Asset") has adopted and implemented policies and procedures that we believe are reasonably designed to ensure that proxies are voted in the best interest of clients, in accordance with our fiduciary duties and SEC Rule 206(4)-6 under the Investment Advisers Act of 1940 ("Advisers Act"). Our authority to vote the proxies of our clients is established through investment management agreements or comparable documents, and our proxy voting guidelines have been tailored to reflect these specific contractual obligations. In addition to SEC requirements governing advisers, our proxy voting policies reflect the long-standing fiduciary standards and responsibilities for ERISA accounts. Unless a manager of ERISA assets has been expressly precluded from voting proxies, the Department of Labor has determined that the responsibility for these votes lies with the Investment Manager.

In exercising its voting authority, Western Asset will not consult or enter into agreements with officers, directors or employees of Legg Mason Inc. or any of its affiliates (other than Western Asset Management Company Limited) regarding the voting of any securities owned by its clients.

                                     POLICY

Western Asset's proxy voting procedures are designed and implemented in a way that is reasonably expected to ensure that proxy matters are handled in the best interest of our clients. While the guidelines included in the procedures are intended to provide a benchmark for voting standards, each vote is ultimately cast on a case-by-case basis, taking into consideration Western Asset's contractual obligations to our clients and all other relevant facts and circumstances at the time of the vote (such that these guidelines may be overridden to the extent Western Asset deems appropriate).

                                   PROCEDURES

RESPONSIBILITY AND OVERSIGHT

The Western Asset Compliance Department ("Compliance Department") is responsible for administering and overseeing the proxy voting process. The gathering of proxies is coordinated through the Corporate Actions area of Investment Support ("Corporate Actions"). Research analysts and portfolio managers are responsible for determining appropriate voting positions on each proxy utilizing any applicable guidelines contained in these procedures.

CLIENT AUTHORITY

Prior to August 1, 2003, all existing client investment management agreements ("IMAs") will be reviewed to determine whether Western Asset has authority to vote client proxies. At account start-up, or upon amendment of an IMA, the applicable client IMA are similarly reviewed. If an agreement is silent on proxy voting, but contains an overall delegation of discretionary authority or if the account represents assets of an ERISA plan, Western Asset will assume responsibility for proxy voting. The Client Account Transition Team maintains a matrix of proxy voting authority.

PROXY GATHERING

Registered owners of record, client custodians, client banks and trustees ("Proxy Recipients") that receive proxy materials on behalf of clients should forward them to Corporate Actions. Prior to August 1, 2003, Proxy Recipients of existing clients will be reminded of the appropriate routing to Corporate Actions for proxy materials received and reminded of their responsibility to forward all proxy materials on a timely basis. Proxy Recipients for new clients (or, if Western Asset becomes aware that the applicable Proxy Recipient for an existing client has changed, the Proxy Recipient for the existing client) are notified at start-up of appropriate routing to Corporate Actions of proxy materials received and reminded of their responsibility to forward all proxy materials on a timely basis. If Western Asset personnel other than Corporate Actions receive proxy materials, they should promptly forward the materials to Corporate Actions.

PROXY VOTING

Once proxy materials are received by Corporate Actions, they are forwarded to the Compliance Department for coordination and the following actions:

     a.   Proxies are reviewed to determine accounts impacted.

     b. Impacted accounts are checked to confirm Western Asset voting authority.

     c. Compliance Department staff reviews proxy issues to determine any material conflicts of interest. (See conflicts of interest section of these procedures for further information on determining material conflicts of interest.)

     d. If a material conflict of interest exists, (i) to the extent reasonably practicable and permitted by applicable law, the client is promptly notified, the conflict is disclosed and Western Asset obtains the client's proxy voting instructions, and (ii) to the extent that it is not reasonably practicable or permitted by applicable law to notify the client and obtain such instructions (e.g., the client is a mutual fund or other commingled vehicle or is an ERISA plan client), Western Asset seeks voting instructions from an independent third party.

     e. Compliance Department staff provides proxy material to the appropriate research analyst or portfolio manager to obtain their recommended vote. Research analysts and portfolio managers determine votes on a case-by-case basis taking into account the voting guidelines contained in these procedures. For avoidance of doubt, depending on the best interest of each individual client, Western Asset may vote the same proxy differently for different clients. The analyst's or portfolio manager's basis for their decision is documented and maintained by the Compliance Department.

     f. Compliance Department staff votes the proxy pursuant to the instructions received in (d) or (e) and returns the voted proxy as indicated in the proxy materials.

TIMING

Western Asset personnel act in such a manner to ensure that, absent special circumstances, the proxy gathering and proxy voting steps noted above can be completed before the applicable deadline for returning proxy votes.

RECORDKEEPING

Western Asset maintains records of proxies voted pursuant to Section 204-2 of the Advisers Act and ERISA DOL Bulletin 94-2. These records include:

     a.   A copy of Western Asset's policies and procedures.

     b.   Copies of proxy statements received regarding client securities.

     c. A copy of any document created by Western Asset that was material to making a decision how to vote proxies.

     d. Each written client request for proxy voting records and Western Asset's written response to both verbal and written client requests.

     e.   A proxy log including:
          1.   Issuer name;
          2.   Exchange ticker symbol of the issuer's shares to be voted;
          3. Council on Uniform Securities Identification Procedures ("CUSIP") number for the shares to be voted;
          4.   A brief identification of the matter voted on;
          5. Whether the matter was proposed by the issuer or by a shareholder of the issuer;
          6.   Whether a vote was cast on the matter;
          7.   A record of how the vote was cast; and
          8. Whether the vote was cast for or against the recommendation of the issuer's management team.

Records are maintained in an easily accessible place for five years, the first two in Western Asset's offices.

DISCLOSURE

Western Asset's proxy policies are described in the firm's Part II of Form ADV. Prior to August 1, 2003, Western Asset will deliver Part II of its revised Form ADV to all existing clients, along with a letter identifying the new disclosure. Clients will be provided a copy of these policies and procedures upon request. In addition, upon request, clients may receive reports on how their proxies have been voted.

CONFLICTS OF INTEREST

All proxies are reviewed by the Compliance Department for material conflicts of interest. Issues to be reviewed include, but are not limited to:

     1. Whether Western (or, to the extent required to be considered by applicable law, its affiliates) manages assets for the company or an employee group of the company or otherwise has an interest in the company;

     2. Whether Western or an officer or director of Western or the applicable portfolio manager or analyst responsible for recommending the proxy vote (together, "Voting Persons") is a close relative of or has a personal or business relationship with an executive, director or person who is a candidate for director of the company or is a participant in a proxy contest; and

     3. Whether there is any other business or personal relationship where a Voting Person has a personal interest in the outcome of the matter before shareholders.

                                VOTING GUIDELINES

Western Asset's substantive voting decisions turn on the particular facts and circumstances of each proxy vote and are evaluated by the designated research analyst or portfolio manager. The examples outlined below are meant as guidelines to aid in the decision making process.

Guidelines are grouped according to the types of proposals generally presented to shareholders. Part I deals with proposals which have been approved and are recommended by a company's board of directors; Part II deals with proposals submitted by shareholders for inclusion in proxy statements; Part III addresses issues relating to voting shares of investment companies; and Part IV addresses unique considerations pertaining to foreign issuers.

I. Board Approved Proposals

The vast majority of matters presented to shareholders for a vote involve proposals made by a company itself that have been approved and recommended by its board of directors. In view of the enhanced corporate governance practices currently being implemented in public companies, Western Asset generally votes in support of decisions reached by independent boards of directors. More specific guidelines related to certain board-approved proposals are as follows:

     1.   Matters relating to the Board of Directors

          Western Asset votes proxies for the election of the company's nominees for directors and for board-approved proposals on other matters relating to the board of directors with the following exceptions:

          a. Votes are withheld for the entire board of directors if the board does not have a majority of independent directors or the board does not have nominating, audit and compensation committees composed solely of independent directors.

          b. Votes are withheld for any nominee for director who is considered an independent director by the company and who has received compensation from the company other than for service as a director.

          c. Votes are withheld for any nominee for director who attends less than 75% of board and committee meetings without valid reasons for absences.

          d. Votes are cast on a case-by-case basis in contested elections of directors.

          2. Matters relating to Executive Compensation

          Western Asset generally favors compensation programs that relate executive compensation to a company's long-term performance. Votes are cast on a case-by-case basis on board-approved proposals relating to executive compensation, except as follows:

          a. Except where the firm is otherwise withholding votes for the entire board of directors, Western Asset votes for stock option plans that will result in a minimal annual dilution.

          b. Western Asset votes against stock option plans or proposals that permit replacing or repricing of underwater options.

          c. Western Asset votes against stock option plans that permit issuance of options with an exercise price below the stock's current market price.

          d. Except where the firm is otherwise withholding votes for the entire board of directors, Western Asset votes for employee stock purchase plans that limit the discount for shares purchased under the plan to no more than 15% of their market value, have an offering period of 27 months or less and result in dilution of 10% or less.

          3.   Matters relating to Capitalization

          The management of a company's capital structure involves a number of important issues, including cash flows, financing needs and market conditions that are unique to the circumstances of each company. As a result, Western Asset votes on a case-by-case basis on board-approved proposals involving changes to a company's capitalization except where Western Asset is otherwise withholding votes for the entire board of directors.

          a. Western Asset votes for proposals relating to the authorization of additional common stock.

          b. Western Asset votes for proposals to effect stock splits (excluding reverse stock splits).

          c. Western Asset votes for proposals authorizing share repurchase programs.

          4. Matters relating to Acquisitions, Mergers, Reorganizations and Other Transactions

          Western Asset votes these issues on a case-by-case basis on board-approved transactions.

          5.   Matters relating to Anti-Takeover Measures

          Western Asset votes against board-approved proposals to adopt anti-takeover measures except as follows:

          a. Western Asset votes on a case-by-case basis on proposals to ratify or approve shareholder rights plans.

          b. Western Asset votes on a case-by-case basis on proposals to adopt fair price provisions.

          6.   Other Business Matters

          Western Asset votes for board-approved proposals approving such routine business matters such as changing the company's name, ratifying the appointment of auditors and procedural matters relating to the shareholder meeting.

          a. Western Asset votes on a case-by-case basis on proposals to amend a company's charter or bylaws.

          b. Western Asset votes against authorization to transact other unidentified, substantive business at the meeting.

II. Shareholder Proposals

SEC regulations permit shareholders to submit proposals for inclusion in a company's proxy statement. These proposals generally seek to change some aspect of a company's corporate governance structure or to change some aspect of its business operations. Western Asset votes in accordance with the recommendation of the company's board of directors on all shareholder proposals, except as follows:

          1. Western Asset votes for shareholder proposals to require shareholder approval of shareholder rights plans.

          2. Western Asset votes for shareholder proposals that are consistent with Western Asset's proxy voting guidelines for board-approved proposals.

          3. Western Asset votes on a case-by-case basis on other shareholder proposals where the firm is otherwise withholding votes for the entire board of directors.

III.Voting Shares of Investment Companies

Western Asset may utilize shares of open or closed-end investment companies to implement its investment strategies. Shareholder votes for investment companies that fall within the categories listed in Parts I and II above are voted in accordance with those guidelines.

          1. Western Asset votes on a case-by-case basis on proposals relating to changes in the investment objectives of an investment company taking into account the original intent of the fund and the role the fund plays in the clients' portfolios.

          2. Western Asset votes on a case-by-case basis all proposals that would result in increases in expenses (e.g., proposals to adopt 12b-1 plans, alter investment advisory arrangements or approve fund mergers) taking into account comparable expenses for similar funds and the services to be provided.

IV. Voting Shares of Foreign Issuers

In the event Western Asset is required to vote on securities held in foreign issuers - i.e. issuers that are incorporated under the laws of a foreign jurisdiction and that are not listed on a U.S. securities exchange or the NASDAQ stock market, the following guidelines are used, which are premised on the existence of a sound corporate governance and disclosure framework. These guidelines, however, may not be appropriate under some circumstances for foreign issuers and therefore apply only where applicable.

          1. Western Asset votes for shareholder proposals calling for a majority of the directors to be independent of management.

          2. Western Asset votes for shareholder proposals seeking to increase the independence of board nominating, audit and compensation committees.

          3. Western Asset votes for shareholder proposals that implement corporate governance standards similar to those established under U.S. federal law and the listing requirements of U.S. stock exchanges, and that do not otherwise violate the laws of the jurisdiction under which the company is incorporated.

          4. Western Asset votes on a case-by-case basis on proposals relating to (1) the issuance of common stock in excess of 20% of a company's outstanding common stock where shareholders do not have preemptive rights, or (2) the issuance of common stock in excess of 100% of a company's outstanding common stock where shareholders have preemptive rights.

                            Western Asset Funds, Inc.

Part C.         Other Information

Item 23.        Exhibits

(a)     (i)     Articles of Amendment and Restatement dated May 28, 1998 (4)
        (ii)    Articles Supplementary dated March 10, 2000 (4)
        (iii)   Articles Supplementary dated June 16, 2000 (5)
        (iv)    Articles of Amendment dated May 21, 2001 - (6)
        (v)     Articles of Amendment dated May 10, 2002 - (8)
        (vi)    Articles of Amendment dated July __, 2003 - to be filed by amendment
        (vii)   Articles Supplementary dated September __, 2003 - to be filed by amendment

(b)     (i)     Bylaws (4)
        (ii)    Amendment to Bylaws dated as of May 29, 2001 - (9)

(c) Instruments defining the rights of security holders with respect to Western Asset Funds, Inc. are contained in the Articles of Amendment and Restatement (with subsequent amendments) and Bylaws that are incorporated by reference to Exhibit 23(b) to Post-Effective Amendment No. 21 to the Registration Statement of LM Institutional Fund Advisors I, Inc. (SEC File No. 33-34929) filed May 18, 2000.

(d)     (1)     Investment Management Agreement
                (i)     Western Asset Government Money Market Portfolio - (8)
                (ii)    Western Asset Money Market Portfolio - (8)
                (iii)   Western Asset Core Portfolio - (8)
                (iv)    Western Asset Core Plus Portfolio - (8)
                (v)     Western Asset Intermediate Portfolio - (8)
                (vi)    Western Asset Intermediate Plus Portfolio - (8)
                (vii)   Western Asset High Yield Portfolio - (8)
                (viii)  Western Asset Non-U.S. Fixed Income Portfolio - (8)
                (ix)    Western Asset Global Strategic Income Portfolio - (8)
                (x)     Western Asset Enhanced Equity Portfolio - (8)
                (xi)    Western Asset Inflation Indexed Bond Portfolio - (8)
                (xii)   Western Asset Limited Duration Bond Portfolio - to be
                        filed by amendment

        (2)     Investment Advisory Agreement
                (i)     Western Asset Government Money Market Portfolio - (8)
                (ii)    Western Asset Money Market Portfolio - (8)
                (iii)   Western Asset Core Portfolio - (8)
                (iv)    Western Asset Core Plus Portfolio - WAM - (8)
                (v) Western Asset Core Plus Portfolio - Western Asset Management Company Limited ("WAMCL") - (8)
                (vi)    Western Asset Intermediate Portfolio - (8)
                (vii)   Western Asset Intermediate Plus Portfolio - WAM - (8)
                (viii)  Western Asset Intermediate Plus Portfolio - WAMCL - (8)
                (ix)    Western Asset High Yield Portfolio - (8)
                (x)     Western Asset Non-U.S. Fixed Income Portfolio - (8)
                (xi)    Western Asset Global Strategic Income Portfolio - WAM -
                        (8)
                (xii)   Western Asset Global Strategic Income Portfolio - WAMCL
                        - (8)
                (xiii)  Western Asset Enhanced Equity Portfolio - (8)
                (xiv) Western Asset Inflation Indexed Plus Bond Portfolio - WAM - (9)
                (xv) Western Asset Inflation Indexed Plus Bond Portfolio - WAMCL - (9)
                (xvi) Western Asset Limited Duration Bond Portfolio - to be filed by amendment

(e)     (i)     Underwriting Agreement (2)
        (ii)    Amendment to Underwriting Agreement - (9)
        (iii)   Amendment to Underwriting Agreement - to be filed by amendment
        (iv)    Broker Agreement (4)
        (v)     Amendment to Broker Agreement (5)
        (vi)    Amendment to Broker Agreement - to be filed by amendment

(f)     Bonus, profit sharing or pension plans -- none

(g)     (i)     Custodian Contract (1)
        (ii)    Amendment to Custodian Contract (1)
        (iii)   Amendment to Custodian Contract (1)
        (iv)    Amendment to Custodian Contract (5)
        (v)     Amendment to Custodian Contract - (8)
        (vi)    Amendment to Custodian Contract - to be filed by amendment

(h)     (i)     Transfer Agency and Service Agreement (1)
        (ii)    Amendment to Transfer Agency and Service Agreement (5)
        (iii)   Amendment to Transfer Agency and Service Agreement - (9)
        (iv)    Amendment to Transfer Agency and Service Agreement - to be filed by amendment
        (v)     Sub-Transfer Agency and Service Agreement - (9)
        (vi)    Amendment to Sub-Transfer Agency and Service Agreement - to be
                filed by amendment

(i)     Opinion of counsel (1), (2), (5) and to be filed by amendment

(j)     Accountant's consent - not applicable

(k)     Financial statements omitted from Item 22 - not applicable

(l)     Agreement for providing initial capital (1)

(m)     Plan pursuant to Rule 12b-1
        (i)     Western Asset Government Money Market Portfolio (2)
        (ii)    Western Asset Money Market Portfolio (2)
        (iii)   Western Asset Core Portfolio (2)
        (iv)    Western Asset Core Plus Portfolio (2)
        (v)     Western Asset Intermediate Portfolio (2)
        (vi)    Western Asset Intermediate Plus Portfolio (2)
        (vii)   Western Asset High Yield Portfolio (2)
        (viii)  Western Asset Non-U.S. Fixed Income Portfolio (2)
        (ix)    Western Asset Global Strategic Income Portfolio (2)
        (x)     Western Asset Enhanced Equity Portfolio (2)
        (xi)    Western Asset Inflation Indexed Bond Portfolio (5)
        (xii) Western Asset Limited Duration Bond Portfolio - to be filed by amendment

(n)     (i)     Multiple Class Plan pursuant to Rule 18f-3 (5)
        (ii)    Amended Multiple Class Plan pursuant to Rule 18f-3 - to be filed by amendment

(p) Code of Ethics for the Portfolio, its investment adviser and principal underwriter
        (i)     Legg Mason Wood Walker, Incorporated (7)
        (ii)    Western Asset Management Company and Western Asset Funds, Inc. -
                (9)
        (iii)   Western Asset Management Company Limited - (9)

(1) Incorporated herein by reference to corresponding exhibit of Post-Effective Amendment No. 15 to the Registration Statement, SEC File No. 33-34929, filed October 30, 1997.

(2) Incorporated herein by reference to corresponding exhibit of Post-Effective Amendment No. 18 to the Registration Statement, SEC File No. 33-34929, filed May 29, 1998.

(3) Incorporated herein by reference to corresponding exhibit of Post-Effective Amendment No. 19 to the Registration Statement, SEC File No. 33-34929, filed June 2, 1999.

(4) Incorporated herein by reference to corresponding exhibit of Post-Effective Amendment No. 21 to the Registration Statement, SEC File No. 33-34929, filed May 18, 2000.

(5) Incorporated herein by reference to corresponding exhibit of Post-Effective Amendment No. 22 to the Registration Statement, SEC File No. 33-34929, filed August 1, 2000.

(6) Incorporated herein by reference to corresponding exhibit of Post-Effective Amendment No. 23 to the Registration Statement, SEC File No. 33-34929, filed July 18, 2001.

(7) Incorporated herein by reference to corresponding exhibit of Post-Effective Amendment No. 26 to the Registration Statement of Legg Mason Special Investment Trust, Inc., SEC File No. 33-1271, filed July 11, 2002.

(8) Incorporated herein by reference to corresponding exhibit of Post-Effective Amendment No. 24 to the Registration Statement, SEC File No. 33-34929, filed July 19, 2002.

(9) Incorporated herein by reference to corresponding exhibit of Post-Effective Amendment No. 25 to the Registration Statement, SEC File No. 33-34929, filed on June 2, 2003.

Item 24.    Persons Controlled by or under Common Control with Registrant - None

Item 25.    Indemnification

Article VIII of Registrant's Articles of Incorporation provides that to the maximum extent permitted by applicable law (including Maryland law and the 1940
Act) the directors and officers of the Registrant shall not be liable to the Registrant or to any of its stockholders for monetary damages. Article VIII also provides that no amendment or repeal of Article VIII, and no adoption or amendment of any other provision of the Articles or Bylaws inconsistent with
Article VIII, shall apply to or affect the applicability of Article VIII with respect to any act or failure to act which occurred prior to such amendment, repeal or adoption.

Section 9.1 of Article IX of Registrant's Articles of Incorporation provides that the Registrant shall indemnify its present and past directors and persons who are serving or have served at the Registrant's request in similar capacities for other entities to the maximum extent permitted by applicable law (including Maryland law and the Investment Company Act of 1940). Section 9.1 further provides that the Registrant shall have the power to indemnify its present and past officers, employees and agents, and persons who are serving or have served at the Registrant's request in similar capacities for other entities to the maximum extent permitted by applicable law (including Maryland law and the Investment Company Act of 1940). Section 2-418(b) of the Maryland Corporations and Associations Code ("Maryland Code") permits the Registrant to indemnify its directors unless it is established that (1) the act or omission of the director was material to the matter giving rise to the proceeding, and the act or omission was committed in bad faith or was the result of active and deliberate dishonesty; or (2) the director actually received an improper personal benefit in money, property or services; or (3) in the case of a criminal proceeding, the director had reasonable cause to believe the act or omission was unlawful. Indemnification may be made against judgments, penalties, fines, settlements and reasonable expenses actually incurred in connection with a proceeding, in accordance with the Maryland Code. Pursuant to Section 2-418(j)(2) of the Maryland Code, the Registrant is permitted to indemnify its officers, employees and agents to the same extent.

Maryland law also requires indemnification of directors and officers under certain circumstances. The provisions set forth above apply insofar as consistent with Section 17(h) of the 1940 Act, which prohibits indemnification of any director or officer of the Registrant against any liability to the Registrant or its shareholders to which such director or officer otherwise would be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office.

Section 1 of Article XII of the Bylaws sets forth the procedures by which the Registrant will indemnify its directors, officers, employees and agents. The Registrant, at its expense, provides liability insurance for the benefit of its Directors and officers.

Insofar as indemnification for liabilities arising under the Securities Act of 1933, as amended, may be provided to directors, officers and controlling persons of the Registrant, pursuant to the foregoing provisions or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in connection with the successful defense of any action, suit or proceeding or payment pursuant to any insurance policy) is asserted against the Registrant by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is prohibited as against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Under the Underwriting Agreement, the Registrant agrees to indemnify, defend and hold Legg Mason Wood Walker, Incorporated (the "Distributor"), its several officers and directors, and any person who controls the Distributor within the meaning of Section 15 of the 1933 Act, free and harmless from and against any and all claims, demands, liabilities and expenses (including the cost of investigating or defending such claims, demands or liabilities and any counsel fees incurred in connection therewith) which the Distributor, its officers or directors, or any such controlling person may incur, under the 1933 Act or under common law or otherwise, arising out of or based upon any alleged untrue statement of a material fact contained in the Registrant's Registration Statement or arising out of or based upon any alleged omission to state a material fact required to be stated or necessary to make the Registration Statement not misleading, provided that in no event shall anything contained in the Underwriting Agreement be construed so as to protect the Distributor against any liability to the Registrant or its stockholders to which the Distributor would otherwise be subject by reason of willful misfeasance, bad faith, or gross negligence in the performance of its duties, or by reason of its reckless disregard of its obligations and duties under the Agreement.

The Registrant's Investment Management Agreements and Investment Advisory Agreements provide that, in the absence of willful misfeasance, bad faith, gross negligence or reckless disregard of the obligations and duties under the applicable Agreements, the Adviser or Manager (as applicable) will not be subject to any liability to the Registrant or any stockholder of the Registrant for any act or omission in the course of, or connected with, rendering services pursuant to the applicable Agreements.

Item 26.    Business and Other Connections of Investment Adviser

(a) Legg Mason Fund Adviser, Inc. ("LMFA") is an investment adviser registered with the Securities and Exchange Commission under the Investment Advisers Act of 1940. The following is a list of other substantial business activities in which directors, officers or partners of LMFA have been engaged as director, officer, employee, partner, or trustee.

Mark R. Fetting            President and Director, LMFA
                           Executive Vice President, Legg Mason, Inc.

Timothy C. Scheve          Director, LMFA

                           Senior Executive Vice President, Legg Mason, Inc. Senior Executive Vice President and Director, LMWW President and Director, LMTower
                           Manager, Brandywine
                           Manager, Gray Seifert
                           Director, Barrett
                           Director, Batterymarch
                           Director, Berkshire
                           Director, Bartlett
                           Director, LMCM
                           Director, LMFM
                           Director, LMTrust
                           Director, WAM
                           Director, WAMCL

Edward A. Taber III        Director, LMFA
                           Senior Executive Vice President, Legg Mason, Inc.
                           Director, LM Holdings Limited
                           Director, Legg Mason Holdings Limited
                           Director, Batterymarch
                           Director, LMCM
                           Director, LMFM
                           Director, WAMCL
                           Director, WAM
                           Director, LMREI

Deepak Chowdhury           Vice President, LMFA
                           Manager, Brandywine
                           Director, Batterymarch

Marc R. Duffy              Vice President and Secretary, LMFA

Marie K. Karpinski         Vice President and Treasurer, LMFA

(b) Western Asset Management Company ("WAM") is an investment adviser registered with the Securities and Exchange Commission under the Investment Advisers Act of 1940. The following is a list of other substantial business activities in which directors, officers or partners of WAM have been engaged as director, officer, employee, partner or trustee.

Bruce D. Alberts           Chief Financial Officer, WAM

James W. Hirschmann III    President, CEO and Director, WAM
                           Managing Director and Director, WAMCL

Stephen K. Leech           Chief Investment Officer, WAM

Barrett Associates, Inc. ("Barrett")
90 Park Avenue
New York, NY 10016

Bartlett & Co. ("Bartlett")
36 East Fourth Street
Cincinnati, OH 45202

Batterymarch Financial Management, Inc. ("Batterymarch")
200 Clarendon Street

Boston, MA  02116

Berkshire Asset Management, Inc. ("Berkshire")
46 Public Square, Suite 700
Wilkes-Barre, PA 18701

Brandywine Asset Management, Inc. ("Brandywine")
Three Christina Centre, Suite 1200
201 North Walnut Street
Wilmington, DE 19801

Gray, Seifert & Co. LLC ("Gray Seifert")
100 Light Street
Baltimore, MD 21202

Legg Mason Canada Holdings Ltd.
PO Box 7289, Stn "A"
44 Chipman Hill
Saint John, NB E24 456

Legg Mason Capital Management, Inc. ("LMCM")
100 Light Street
Baltimore, MD 21202

Legg Mason Focus Capital, Inc. ("Focus")
Two Town center, Suite 200
Bryn Mawr, PA 19010

Legg Mason Fund Adviser, Inc. ("LMFA")
100 Light Street
Baltimore, MD 21202

Legg Mason Funds Management, Inc. ("LMFM")
100 Light Street
Baltimore, MD 21202

Legg Mason Holdings Limited
155 Bishopsgate
London EC2M 3XG
England

Legg Mason, Inc.
100 Light Street
Baltimore, MD 21202

Legg Mason Real Estate Services, Inc. ("LMRES")
Mellon Bank Center, 12th Floor
1735 Market Street
Philadelphia, PA 19103

Legg Mason Trust, fsb ("LMT")
100 Light Street
Baltimore, MD 21202

Legg Mason UK Holdings Plc
20 Regent Street

London SW1Y 4PZ

Legg Mason Wood Walker, Incorporated ("LMWW")
100 Light Street
Baltimore, MD 21202

LM Holdings Limited
32 Harbor Exchange Square
London E149GE
United Kingdom

Western Asset Management Company ("WAM")
117 East Colorado Boulevard
Pasadena, CA 91105

Western Asset Management Company Limited ("WAMCL")
155 Bishopsgate
London EC2M 3XG
England

3040692 Nova Scotia Company
Ste 800, 1959 Upper Water Street
PO Box 997
Halifax, N.S. B3J 2X2

Item 27.          Principal Underwriters

(a)       Legg Mason Cash Reserve Trust
          Legg Mason Income Trust, Inc.
          Legg Mason Tax Exempt Trust, Inc.
          Legg Mason Tax-Free Income Fund
          Legg Mason Value Trust, Inc.
          Legg Mason Special Investment Trust, Inc.
          Legg Mason Focus Trust, Inc.
          Legg Mason Global Trust, Inc.
          Legg Mason Investors Trust, Inc.
          Legg Mason Light Street Trust, Inc.
          Legg Mason Investment Trust, Inc.
          Legg Mason Charles Street Trust, Inc.

     (b) The following table sets forth information concerning each director and officer of the Registrant's principal underwriter, Legg Mason Wood Walker, Incorporated ("LMWW").

NAME AND PRINCIPAL                 POSITION AND OFFICES                        POSITIONS AND OFFICES
BUSINESS ADDRESS*                  WITH UNDERWRITER - LMWW                     WITH REGISTRANT
----------------------------------------------------------------------------------------------------
Raymond A. Mason                   Chairman of the Board, Chief                None
                                   Executive Officer and Director

James W. Brinkley                  President, Chief Operating                  None
                                   Officer and Director

Richard J. Himelfarb               Senior Executive Vice President             None

Timothy C. Scheve                  Senior Executive Vice President             None

                                   and Director

Manoochehr Abbaei                  Executive Vice President                    None

Thomas P. Mulroy                   Executive Vice President                    None
                                   and Director

Robert G. Sabelhaus                Executive Vice President                    None
                                   and Director

D. Stuart Bowers                   Senior Vice President                       None

W. William Brab                    Senior Vice President                       None

Edwin J. Bradley, Jr.              Senior Vice President                       None

W. Talbot Daley                    Senior Vice President                       None

Thomas M. Daly, Jr.                Senior Vice President                       None

Jeffrey W. Durkee                  Senior Vice President                       None

Harry M. Ford, Jr.                 Senior Vice President                       None

Dennis A. Green                    Senior Vice President                       None

Thomas E. Hill                     Senior Vice President                       None
218 N. Washington Street
Suite 31
Easton, MD 21601

Thomas Hirschmann                  Senior Vice President                       None

Arnold S. Hoffman                  Senior Vice President                       None
1735 Market Street
Philadelphia, PA 19103

Carl Hohnbaum                      Senior Vice President                       None
2500 CNG Tower
625 Liberty Avenue
Pittsburgh, PA 15222

David M. Jernigan                  Senior Vice President                       None

William B. Jones, Jr.              Senior Vice President                       None
1747 Pennsylvania Avenue, N.W.
Washington, D.C. 20006

Laura L. Lange                     Senior Vice President                       None

Horace M. Lowman, Jr.              Senior Vice President                       None

Ira H. Malis                       Senior Vice President                       None

Marvin H. McIntyre                 Senior Vice President                       None
1747 Pennsylvania Avenue, N.W.

Washington, D.C. 20006

Jonathan M. Pearl                  Senior Vice President                       None

Robert F. Price                    Senior Vice President, Secretary
                                   and General Counsel                         None

Joseph A. Sullivan                 Senior Vice President                       None

Joseph E. Timmins                  Senior Vice President                       None

Paul J. Ayd                        Vice President                              None

William H. Bass, Jr.               Vice President                              None

Nathan S. Betnun                   Vice President                              None

Andrew J. Bowden                   Vice President                              None

Scott R. Cousino                   Vice President                              None

Thomas W. Cullen                   Vice President                              None

Charles J. Daley, Jr.              Vice President and CFO                      None

Robert J. Dillon                   Vice President                              None

J. Gregory Driscoll                Vice President                              None
1735 Market Street
Philadelphia, PA 19103

Brian M. Eakes                     Vice President                              None

J. Peter Feketie                   Vice President                              None

James P. Fitzgerald                Vice President                              None
225 West Washington Street
Suite 1285
Chicago, IL 60606

Norman C. Frost, Jr.               Vice President                              None

Joseph M. Furey                    Vice President                              None

Francis X. Gallagher, Jr.          Vice President                              None

David Gately                       Vice President                              None

Steven C. Genyk                    Vice President                              None
1735 Market Street
Philadelphia, PA 19103

Keith E. Getter                    Vice President                              None

W. Kyle Gore                       Vice President                              None

Daniel R. Greller                  Vice President                              None

Kim M. Hagins                      Vice President                              None

Patrick G. Hartley                 Vice President                              None

Kendra Heyde                       Vice President                              None

Dale S. Hoffman                    Vice President                              None

Timothy A. Jackson                 Vice President                              None
147 South Cherry Street
Suite 100
Winston-Salem, NC 27120

Richard A. Jacobs                  Vice President                              None

Francis J. Jamison, Jr.            Vice President                              None

Elizabeth A. Kane                  Vice President                              None

Robert H. Kennedy                  Vice President                              None
5955 Carnegie Boulevard
Suite 200
Charlotte, NC 28209

Duncan L. Lamme                    Vice President                              None
1111 Bagby Street
Houston, TX 77002

Henry Lederer                      Vice President                              None

Edward W. Lister, Jr.              Vice President                              None

Donna Maher                        Vice President                              None

Jeffrey R. Manning                 Vice President                              None

Richard Marvin                     Vice President                              None
147 South Cherry Street
Suite 100
Winston-Salem, NC 27120

Theresa McGuire                    Vice President and Controller               None

Julia A. McNeal                    Vice President                              None

Gregory B. McShea                  Vice President                              None

Thomas C. Merchant                 Vice President, Assistant Secretary
                                   and Deputy General Counsel                  None

Mark C. Micklem                    Vice President                              None

Martin F. Mitchell                 Vice President                              None

Neil P. O'Callaghan                Vice President                              None

Ann O'Shea                         Vice President                              None

Robert E. Patterson                Vice President and Deputy
                                   General Counsel                             None

Thomas K. Peltier                  Vice President                              None

Gerard F. Petrik, Jr.              Vice President                              None

Thomas E. Robinson                 Vice President                              None

Theresa M. Romano                  Vice President                              None

James A. Rowan                     Vice President                              None

B. Andrew Schmucker                Vice President                              None
1735 Market Street
Philadelphia, PA 19103

Robert W. Schnakenberg             Vice President                              None

Robert C. Servas                   Vice President                              None
225 West Washington Street
Suite 1285
Chicago, IL 60606

Eugene B. Shepherd                 Vice President                              None
1111 Bagby Street
Houston, TX 77002

Alexsander M. Stewart              Vice President                              None

Joyce Ulrich                       Vice President                              None

Sheila M. Vidmar                   Vice President and Deputy
                                   General Counsel                             None

Barbara Weaver                     Vice President                              None

W. Matthew Zuga                    Vice President                              None

Scott W. Bost                      Assistant Vice President                    None

Robert J. DeLeon                   Assistant Vice President                    None

Robert J. Gavin                    Assistant Vice President                    None

Mary-Jewel Greenlow                Assistant Vice President                    None

Tanya J. Lee                       Assistant Vice President                    None

Tracey A. Lumpkin                  Assistant Vice President                    None

Edward G. McCaulley                Assistant Vice President                    None

Mark A. Meyers                     Assistant Vice President                    None

Robert L. Phillips                 Assistant Vice President                    None

Lauri F. Smith                     Assistant Vice President                    None

Terry W. Thompson, Jr.             Assistant Vice President                    None

Leigh Ann Webster                  Assistant Vice President                    None

* All addresses are 100 Light Street, Baltimore, Maryland 21202, unless otherwise indicated.

(c) The Registrant has no principal underwriter who is not an affiliated person of the Registrant or an affiliated person of such an affiliated person.

Item 28.  Location of Accounts and Records

          State Street Bank and Trust Company
          P. O. Box 1713
          Boston, Massachusetts 02105

          and

          Legg Mason Fund Adviser, Inc.
          100 Light Street
          Baltimore, Maryland 21202

Item 29.  Management Services - None

Item 30.  Undertakings - None

                                 SIGNATURE PAGE


Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, Western Asset Funds, Inc. has duly caused this Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of Pasadena and State of California, on the 18th day of July, 2003.


                                     WESTERN ASSET FUNDS, INC.


                                     By:    /s/ James W. Hirschmann III
                                         -------------------------------
                                            James W. Hirschmann III
                                            President

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the dates indicated:


SIGNATURE                        TITLE                            DATE
---------                        -----                            ----

/s/ James W. Hirschmann III      President                        July 18, 2003
---------------------------
James W. Hirschmann III

/s/ Ronald J. Arnault*           Director                         July 18, 2003
---------------------------
Ronald J. Arnault

/s/ John E. Bryson*              Director                         July 18, 2003
---------------------------
John E. Bryson

/s/ Anita L. DeFrantz*           Director                         July 18, 2003
---------------------------
Anita L. DeFrantz

/s/ William G. McGagh*           Director                         July 18, 2003
---------------------------
William G. McGagh

/s/ Ronald L. Olson*             Director                         July 18, 2003
---------------------------
Ronald L. Olson

/s/ William E. B. Siart*         Director                         July 18, 2003
---------------------------
William E. B. Siart

/s/ Louis A. Simpson*            Director                         July 18, 2003
---------------------------
Louis A. Simpson

/s/ Edward A. Taber III*         Director                         July 18, 2003
---------------------------
Edward A. Taber III

/s/ Marie K. Karpinski*          Vice President,                  July 18, 2003
---------------------------       Treasurer, Principal
Marie K. Karpinski                Financial Officer and
                                  Principal Accounting Officer

*By: /s/ Ilene S. Harker
     ---------------------
        Ilene S. Harker
        Attorney-in-Fact pursuant to Power of Attorney dated May 17, 1999.
        Date: July 18, 2003

                     LM INSTITUTIONAL FUND ADVISORS I, INC.

                                POWER OF ATTORNEY

KNOW ALL PERSONS BY THESE PRESENTS, that each person whose signature appears below constitutes and appoints Lisa G. Hathaway, Ilene S. Harker, James W. Hirschmann, and W. Curtis Livingston, III, as his or her true and lawful attorneys-in-fact and agents, each acting alone, with full powers of substitution, for him or her in his or her name, place and stead, in any and all capacities, to sign any or all post-effective amendments to this Registration Statement of LM Institutional Fund Advisors I, Inc., and to file the same, with all exhibits thereto, and all other documents in connection therewith (File Nos. 33-34929 and 811-06110) granting unto said attorneys-in-fact and agents, each acting alone, full power and authority to do and perform each and every act and thing requisite and necessary to be done in and about the premises, as fully to all intents and purposes as he or she might or could do in person, hereby ratifying and confirming all that said attorneys-in-fact and agents, or his or her substitute may lawfully do or cause to be done by virtue hereof.

SIGNATURE                             TITLE                        DATE
---------                             -----                        ----

/s/  W. Curtis Livingston, III        President and Director       May 17, 1999
---------------------------------
W. Curtis Livingston, III

/s/  Edward A. Taber, III             Director                     May 17, 1999
---------------------------------
Edward A. Taber, III

/s/  John E. Bryson                   Director                     May 17, 1999
---------------------------------
John E. Bryson

/s/  Ronald J. Arnault                Director                     May 17, 1999
---------------------------------
Ronald J. Arnault

/s/  William G. Mcgagh                Director                     May 17, 1999
---------------------------------
William G. McGagh

/s/  Ronald L. Olson                  Director                     May 17, 1999
---------------------------------
Ronald L. Olson

/s/  Louis A. Simpson                 Director                     May 17, 1999
---------------------------------
Louis A. Simpson

/s/  William E. B. Siart              Director                     May 17, 1999
---------------------------------
William E. B. Siart

/s/  Anita L. Defrantz                Director                     May 17, 1999
---------------------------------
Anita L. DeFrantz

/s/  Marie K. Karpinski               Treasurer                    May 17, 1999
---------------------------------
Marie K. Karpinski